UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2015

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--13.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	54,536		54,533
Casinos--.0%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	58,000	[a]	58,808
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	57,000	[a]	58,025
					116,833
Commercial Mortgage Pass-Through Ctfs.--.1%
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	150,000		151,123
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	540,000		542,538
					693,661
Consumer Discretionary--.7%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	265,000		301,145
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	435,000		427,019
Comcast,
Gtd. Notes	3.13	7/15/22	575,000		591,362
eBay,
Sr. Unscd. Notes	2.60	7/15/22	325,000		304,776
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	195,000	[a]	194,643
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	345,000		337,915
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	300,000		311,120
Time Warner,

Gtd. Notes	4.00	1/15/22	470,000		491,962
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	165,000	[a]	158,907
					3,118,849
Consumer Staples--.2%
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	340,000		356,353
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		410,890
Walgreen,
Gtd. Notes	3.10	9/15/22	260,000		252,878
					1,020,121
Energy--.4%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	195,000		192,453
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	255,000		276,504
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	200,000		197,815
Halliburton,
Sr. Unscd. Notes	3.38	11/15/22	205,000		206,309
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	325,000		259,902
Petrobras Global Finance,
Gtd. Notes	6.13	10/6/16	185,000		185,407
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	195,000	[b]	160,894
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	195,000		179,453
					1,658,737
Financial--2.3%
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	545,000		551,362
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	525,000		519,576
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		456,303
Boston Properties,

Sr. Unscd. Notes	4.13	5/15/21	360,000		380,991
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	465,000		472,025
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	195,000		196,837
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	[a]	450,444
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	465,000		449,998
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	390,000		394,873
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	410,000	[a]	409,274
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	270,000	[c]	281,137
General Electric Capital,
Gtd. Notes	5.30	2/11/21	142,000		161,737
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	495,000		595,158
HSBC Finance,
Sub. Notes	6.68	1/15/21	642,000		745,223
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	425,000		423,222
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		405,793
Morgan Stanley,
Sub. Notes	4.88	11/1/22	735,000		795,949
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	460,000		463,075
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	530,000		579,906
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	520,000		519,159
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		507,258
Societe Generale,
Sub. Notes	4.25	4/14/25	325,000	[a]	314,338
Toyota Motor Credit,

Sr. Unscd. Bonds	1.55	7/13/18	325,000	325,344
Wachovia,
Sub. Notes	5.63	10/15/16	290,000	301,559
Wells Fargo & Company,
Sub. Notes	4.90	11/17/45	300,000	306,033
				11,006,574
Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000	330,120
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	460,000	462,530
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000	355,411
				1,148,061
Health Care--.3%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	300,000	300,157
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	485,000	534,140
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	345,000	346,096
Celgene,
Sr. Unscsd. Notes	2.88	8/15/20	265,000	266,418
				1,446,811
Industrial--.3%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	405,000	400,300
American Airlines,
Bonds	3.38	11/1/28	342,923	332,035
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	430,000	443,506
				1,175,841
Information Technology--.6%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	305,000	301,598
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	350,000	338,870
Flextronics International,

Gtd. Notes	4.75	6/15/25	290,000	[a]	280,015
Intel,
Sr. Unscd. Notes	2.70	12/15/22	290,000		290,094
Intel,
Sr. Unscd. Notes	4.90	7/29/45	415,000		439,284
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	440,000		404,233
Oracle,
Sr. Unscd. Notes	2.38	1/15/19	350,000		356,774
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	300,000		297,678
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	190,000		160,368
					2,868,914
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	460,000		464,439
Municipal Bonds--.9%
California Earthquake Authority,
Revenue	2.81	7/1/19	350,000		355,950
California Educational Facilities
Authority, Revenue (Stanford
University)	5.00	10/1/32	375,000		484,545
Chicago,
GO	7.38	1/1/33	290,000		309,955
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	750,000		762,398
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		229,992
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	475,000		474,335
New York City,
GO (Build America Bonds)	6.25	6/1/35	345,000		389,819
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue (Build
America Bonds)	6.28	6/15/42	530,000		605,658
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		215,431
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	310,000		309,380
University of California Regents,
Limited Project Revenue	4.13	5/15/45	340,000		333,367
					4,470,830
Telecommunication Services--.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	525,000		564,937
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	575,000		633,027
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	280,000		295,310
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	245,000		296,464
					1,789,738
U.S. Government Agencies/Mortgage-Backed--3.9%
Federal Home Loan Mortgage Corp.:
3.00%, 9/1/27 - 7/1/45			1,015,712	[d]	1,051,218
3.50%, 12/1/28 - 10/1/45			1,878,913	[d]	1,944,875
4.00%, 6/1/26 - 4/1/44			1,343,564	[d]	1,437,550
4.50%, 12/1/40			1,063,358	[d]	1,163,434
5.00%, 7/1/40			325,506	[d]	358,765
Federal National Mortgage Association:
2.50%, 11/1/30			905,000	[d]	918,078
3.00%, 12/1/45			635,000	[d]	638,430
3.30%, 4/1/41			131,869	[c,d]	139,854
3.50%, 9/1/26 - 5/1/45			2,066,605	[d]	2,153,721
4.00%, 8/1/27 - 8/1/44			1,424,105	[d]	1,513,674
4.50%, 6/1/23 - 8/1/44			1,023,743	[d]	1,106,526
5.00%, 12/1/21 - 11/1/43			1,063,138	[d]	1,177,079
5.50%, 4/1/36 - 1/1/39			727,829	[d]	821,019
6.00%, 4/1/33 - 9/1/34			179,012	[d]	204,294
REMIC, Ser. 2014-28, Cl. ND,

3.00%, 3/25/40			401,109	d	417,169
Government National Mortgage Association I:
4.00%, 3/15/45			527,015		560,049
5.00%, 11/15/34			123,944		138,335
Government National Mortgage Association II:
3.00%, 1/20/44 - 4/20/45			1,460,089		1,488,884
3.50%, 4/20/45			481,454		504,483
4.00%, 12/20/44			19,252		20,478
4.50%, 8/20/45 - 9/20/45			698,634		751,658
					18,509,573
U.S. Government Securities--2.9%
U.S. Treasury Bonds:
2.50%, 2/15/45			670,000	b	603,157
2.88%, 8/15/45			320,000		312,225
3.00%, 5/15/45			1,155,000		1,154,188
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/20			645,243	[b,e]	640,306
Notes, 1.38%, 1/15/20			511,686	[e]	535,261
Notes, 0.38%, 7/15/25			647,212	[e]	633,493
Notes, 0.63%, 7/15/21			628,195	[e]	637,913
U.S. Treasury Notes:
0.63%, 9/30/17			1,975,000	[b]	1,965,319
0.75%, 1/15/17			80,000		79,998
0.75%, 10/31/17			1,495,000	[b]	1,489,948
0.88%, 5/15/17			2,440,000	[b]	2,441,954
2.00%, 11/30/20			450,000		456,416
2.63%, 1/31/18			2,710,000		2,803,422
					13,753,600
Utilities--.1%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		282,108
Total Bonds and Notes
(cost $62,958,926)					63,579,223

Common Stocks--19.8%			Shares		Value ($)
Consumer Discretionary--2.5%
Amazon.com			495	[f]	329,076
Bed Bath & Beyond			11,615	[f]	633,250

Carnival	3,305		167,002
Comcast, Cl. A	15,850		964,631
Darden Restaurants	10,770		604,951
Dollar General	3,990		260,986
eBay	6,665	[f]	197,217
Home Depot	12,360		1,654,757
Lowe's	17,085		1,308,711
ServiceMaster Global Holdings	8,975	[f]	336,383
Target	12,385		897,912
Time Warner	11,585		810,718
Twenty-First Century Fox, Cl. A	29,415		868,037
Visteon	3,550	[f]	425,680
Walt Disney	14,805		1,679,923
Wyndham Worldwide	10,315		783,115
			11,922,349
Consumer Staples--1.8%
Altria Group	25,350		1,460,160
Bunge	8,085		538,542
CVS Health	15,045		1,415,584
Estee Lauder, Cl. A	9,875		830,685
Kroger	9,945		374,529
PepsiCo	15,130		1,515,421
Pilgrim's Pride	6,785		146,081
Procter & Gamble	15,625		1,169,375
Wal-Mart Stores	19,255		1,132,964
			8,583,341
Energy--1.4%
Cameron International	6,370	[f]	435,007
Exxon Mobil	29,530		2,411,420
Marathon Petroleum	14,925		871,769
Schlumberger	13,400		1,033,810
Tesoro	8,345		961,094
Valero Energy	15,180		1,090,835
			6,803,935
Exchange-Traded Funds--.0%
SPDR S&P500 ETF Trust	420		87,650
Financial--3.5%
Affiliated Managers Group	3,880	[f]	687,652

Allstate	2,710		170,080
American Express	1,940		138,982
Bank of America	92,830		1,618,027
Berkshire Hathaway, Cl. B	11,255	[f]	1,509,183
Citigroup	28,220		1,526,420
Eaton Vance	4,930		177,086
Franklin Resources	16,945		710,334
General Growth Properties	30,780	[g]	783,967
Host Hotels & Resorts	41,870	[g]	695,042
JPMorgan Chase & Co.	29,642		1,976,529
Moody's	2,160		222,739
Post Properties	3,330	[g]	196,337
Prudential Financial	11,225		971,524
Public Storage	4,215	[g]	1,011,853
Simon Property Group	990	[g]	184,378
T. Rowe Price Group	10,120		770,638
Taubman Centers	9,445	[g]	678,812
Travelers	8,590		984,156
Waddell & Reed Financial, Cl. A	9,515		355,861
Wells Fargo & Co.	23,255		1,281,350
			16,650,950
Health Care--3.3%
Abbott Laboratories	22,205		997,449
Agilent Technologies	20,355		851,246
Amgen	9,110		1,467,621
Anthem	7,035		917,223
Biogen	875	[f]	251,002
Celgene	1,250	[f]	136,812
Charles River Laboratories
International	2,430	[f]	186,065
Cigna	3,770		508,875
DENTSPLY International	9,810		595,075
Express Scripts Holding	7,405	[f]	632,979
Gilead Sciences	15,160		1,606,354
HCA Holdings	8,655	[f]	589,059
Hologic	18,755	[f]	756,764
Johnson & Johnson	19,770		2,001,515
Merck & Co.	25,310		1,341,683

Mettler-Toledo International	2,155	[f]	738,691
Pfizer	55,895		1,831,679
Zoetis	3,865		180,495
			15,590,587
Industrial--2.0%
3M	4,070		637,281
Allison Transmission Holdings	11,570		323,497
Boeing	7,065		1,027,604
Delta Air Lines	8,700		404,202
General Dynamics	6,795		995,196
General Electric	15,450		462,573
Honeywell International	2,580		268,191
Illinois Tool Works	2,755		258,915
JetBlue Airways	16,110	[f]	398,561
Old Dominion Freight Line	10,265	[f]	653,983
Owens Corning	14,410		674,964
PACCAR	5,645		293,314
Rockwell Automation	3,050		324,642
Southwest Airlines	23,675		1,086,209
Spirit Aerosystems Holdings, Cl. A	13,565	[f]	711,484
Union Pacific	10,765		903,722
			9,424,338
Information Technology--3.8%
Accenture, Cl. A	11,170		1,197,647
Alphabet, Cl. A	2,205	[f]	1,682,084
Alphabet, Cl. C	2,205	[f]	1,637,433
Analog Devices	3,325		204,920
Apple	35,450		4,193,735
Citrix Systems	10,585	[f]	811,552
DST Systems	1,735		212,156
Electronic Arts	14,490	[f]	982,277
Facebook, Cl. A	2,375	[f]	247,570
Intel	12,960		450,619
International Business Machines	9,255		1,290,332
Intuit	3,820		382,764
Microsoft	23,630		1,284,290
NCR	26,850	[f]	727,903
Texas Instruments	9,660		561,439

VeriSign	4,065	[f]	363,574
Visa, Cl. A	22,560		1,782,466
			18,012,761
Materials--.6%
Air Products & Chemicals	1,210		165,637
Crown Holdings	5,720	[f]	296,925
Dow Chemical	7,265		378,724
LyondellBasell Industries, Cl. A	10,825		1,037,251
Mosaic	17,840		564,458
Reliance Steel & Aluminum	3,305		194,367
			2,637,362
Telecommunication Services--.5%
AT&T	4,080		137,374
CenturyLink	25,165		677,693
Verizon Communications	35,590		1,617,566
			2,432,633
Utilities--.4%
FirstEnergy	24,580		771,566
NextEra Energy	9,210		919,711
Public Service Enterprise Group	3,570		139,587
			1,830,864
Total Common Stocks
(cost $370,182,570)			93,976,770

Other Investments--66.8%
Registered Investment Companies:
ASG Global Alternatives Fund, Cl.
Y	1,258,601		13,680,991
ASG Managed Futures Strategy Fund,
Cl. Y	1,019,354		11,202,706
BNY Mellon Corporate Bond Fund,
Cl. M	905,539	[h]	11,355,458
BNY Mellon Emerging Markets Fund,
Cl. M	2,837,703	[h]	23,013,769
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,448,877	[h]	37,957,592
BNY Mellon Income Stock Fund, Cl.
M	1,344,243	[h]	12,057,863

BNY Mellon Intermediate Bond Fund,
Cl. M	2,022,658	[h]	25,384,357
BNY Mellon International Fund, Cl.
M	1,927,128	[h]	22,720,841
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	2,321,789	[h]	34,942,927
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	248,036	[h]	2,926,820
BNY Mellon Small/Mid Cap Fund, Cl.
M	634,239	[h]	8,175,343
Dreyfus Dynamic Total Return Fund,
Cl. Y	486,666	[f,h]	7,840,190
Dreyfus Floating Rate Income Fund,
Cl. Y	803,714	[h]	9,580,268
Dreyfus Global Real Estate
Securities Fund, Cl. Y	834,081	[h]	7,506,731
Dreyfus High Yield Fund, Cl. I	2,112,349	[h]	12,695,218
Dreyfus Institutional Preferred
Plus Money Market Fund	1,308,015	[i]	1,308,015
Dreyfus International Small Cap
Fund, Cl. Y	1,116,254	[f,h]	14,812,686
Dreyfus Research Growth Fund, Cl.
Y	522,915	[h]	7,770,524
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y	633,125	[h]	15,467,236
Dreyfus Select Managers Small Cap
Value Fund, Cl. Y	575,098	[h]	12,853,436
Dreyfus U.S. Equity Fund, Cl. Y	127,621	[h]	2,537,105
Dreyfus/Newton International
Equity Fund, Cl. Y	587,027	[h]	11,370,709
Global Stock Fund, Cl. Y	385,616	[h]	7,288,150
TCW Emerging Markets Income Fund,
Cl. I	444,302		3,398,908
Total Other Investments
(cost $1,308,015)			317,847,843

Investment of Cash Collateral for

Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $167,700)	167,700 [i]	167,700
Total Investments (cost $434,617,211)	100.0%	475,571,536
Cash and Receivables (Net)	.0%	8,179
Net Assets	100.0%	475,579,715

ETF -- Exchange-Traded Fund
GO -- General Obligation
REMIC -- Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $1,924,454 or .4% of net assets.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$7,301,579 and the value of the collateral held by the fund was $7,463,817, consisting of cash collateral of
$167,700 and U.S. Government & Agency securities valued at $7,296,117.
c Variable rate security--interest rate subject to periodic change.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in real estate investment trust.
h Investment in affiliated mutual fund.
i Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $40,954,325 of which $48,571,909 related to appreciated investment securities and $7,617,584 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	44.7
Mutual Funds: Foreign	21.8
Common Stocks	19.8

U.S. Government Agencies/Mortgage-Backed	6.8
Corporate Bonds	5.4
Municipal Bonds	.9
Money Market Investments	.3
Foreign/Governmental	.2
Commercial Mortgage-Backed	.1
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	54,533	-	54,533
Commercial Mortgage-Backed	-	693,661	-	693,661
Corporate Bonds†	-	24,948,965	-	24,948,965
Equity Securities - Domestic Common Stocks†	93,889,120	-	-	93,889,120
Exchange-Traded Funds	87,650	-	-	87,650
Foreign Government	-	1,148,061	-	1,148,061
Municipal Bonds†	-	4,470,830	-	4,470,830
Mutual Funds	318,015,543	-	-	318,015,543
U.S. Government Agencies/Mortgage-Backed	-	18,509,573	-	18,509,573
U.S. Treasury	-	13,753,600	-	13,753,600

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	1,041,269		1,041,209
First Investors Auto Owner Trust,
Ser. 2013-1A, Cl. A2	0.90	10/15/18	85,757	[a]	85,724
					1,126,933
Casinos--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	346,000	[a]	350,820
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	439,000	[a]	446,893
					797,713
Commercial Mortgage Pass-Through Ctfs.--1.1%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	730,000		756,451
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,325,000		1,334,917
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		9,087,517
					11,178,885
Consumer Discretionary--5.0%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		5,743,350
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,552,540
American Airlines,
Pass Through Certificates,
Ser. 2015-1, Cl. A	3.38	5/1/27	5,339,804		5,170,265
Comcast,
Gtd. Notes	3.13	7/15/22	9,270,000		9,533,778
eBay,

Sr. Unscd. Notes	2.60	7/15/22	5,295,000		4,965,497
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,465,000		5,352,765
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	4,900,000		5,081,633
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000		7,923,723
					50,323,551
Consumer Staples--1.7%
CVS Health,
Sr. Unscd. Notes	4.88	7/20/35	5,540,000		5,806,463
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,713,777
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,225,000		4,109,273
					17,629,513
Energy--2.7%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	3,205,000		3,163,139
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000		5,031,296
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000		3,199,661
Halliburton,
Sr. Unscd. Notes	3.38	11/15/22	3,290,000		3,311,007
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	5,355,000		4,282,393
Petrobras Global Finance,
Gtd. Notes	6.13	10/6/16	2,765,000		2,771,083
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	3,175,000	[b]	2,619,686
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000		2,894,249
					27,272,514
Financial--18.9%
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000		9,438,918
Bank of America,

Sub. Notes, Ser. L	3.95	4/21/25	9,170,000		9,075,256
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		8,539,387
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,603,943
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,075,000		7,181,882
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	3,095,000		3,124,152
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,659,662
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	7,445,000		7,204,802
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,302,775
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	6,873,000	[a]	6,860,835
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	[c]	5,133,362
General Electric Capital,
Gtd. Notes	5.30	2/11/21	2,373,000		2,702,826
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,943,344
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		12,199,840
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	3,035,000	[a]	3,029,443
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,745,858
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,074,695
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,442,797
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	7,340,000		7,389,061
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	8,060,000		8,818,946
Royal Bank of Canada,

Sr. Unscd. Bonds	1.25	6/16/17	8,385,000		8,371,433
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		9,899,422
Societe Generale,
Sub. Notes	4.25	4/14/25	5,285,000	[a]	5,111,626
Toyota Motor Credit,
Sr. Unscd. Bonds	1.55	7/13/18	5,385,000		5,390,697
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,585,000	[a]	2,489,536
Wachovia,
Sub. Notes	5.63	10/15/16	4,690,000		4,876,939
Wells Fargo & Company,
Sub. Notes	4.90	11/17/45	4,735,000		4,830,226
					190,441,662
Foreign/Governmental--2.0%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,261,800
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	7,535,000		7,576,443
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,000,513
					20,838,756
Health Care--1.8%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	5,025,000		5,027,628
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		8,761,001
Celgene,
Sr. Unscsd. Notes	2.88	8/15/20	4,305,000		4,328,032
					18,116,661
Industrial--1.9%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,131,270
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,617,786
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,616,489
					19,365,545

Information Technology--4.6%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		4,840,406
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,441,284
Flextronics International,
Gtd. Notes	4.75	6/15/25	4,895,000	[a]	4,726,465
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		4,021,306
Intel,
Sr. Unscd. Notes	4.90	7/29/45	6,550,000		6,933,273
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		6,463,139
Oracle,
Sr. Unscd. Notes	2.38	1/15/19	5,980,000		6,095,743
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	4,990,000		4,951,377
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	3,135,000		2,646,065
					46,119,058
Materials--.7%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,143,267
Municipal Bonds--7.4%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,796,900
California Educational Facilities
Authority, Revenue (Stanford
University)	5.00	10/1/32	6,125,000		7,914,235
Chicago,
GO	7.38	1/1/33	4,710,000		5,034,095
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	14,000,000		14,231,420
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,364,372
New Jersey Economic Development
Authority, School Facilities

Construction Revenue	1.10	6/15/16	7,425,000		7,414,605
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,644,810
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		6,180,608
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,248,782
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	4,890,000		4,880,220
University of California Regents,
Limited Project Revenue	4.13	5/15/45	5,530,000		5,422,110
					75,132,157
Telecommunications--2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,587,039
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,343,106
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	4,420,000		4,661,681
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	3,920,000		4,743,423
					28,335,249
U.S. Government Agencies/Mortgage-Backed--29.8%
Federal Home Loan Mortgage Corp.:
3.00%, 9/1/27 - 11/1/28			17,227,476	[d]	17,831,127
3.50%, 12/1/28 - 10/1/45			30,396,253	[d]	31,463,427
4.00%, 6/1/26 - 4/1/44			21,200,349	[d]	22,682,312
4.50%, 12/1/40			16,883,978	[d]	18,472,990
5.00%, 12/1/39 - 7/1/40			8,774,923	[d]	9,692,639
Federal National Mortgage Association:
2.50%, 11/1/30			14,310,000	[d]	14,516,784
3.00%, 12/1/45			10,080,000	[d]	10,134,452
3.30%, 4/1/41			3,015,346	[c,d]	3,197,941
3.50%, 9/1/26 - 5/1/45			33,752,898	[d]	35,180,733

4.00%, 8/1/27 - 8/1/44	23,432,591	[d]	24,907,052
4.50%, 3/1/23 - 8/1/44	16,309,215	[d]	17,605,936
5.00%, 12/1/21 - 11/1/43	11,030,323	[d]	12,162,615
5.50%, 3/1/38 - 1/1/39	9,647,921	[d]	10,888,655
6.00%, 4/1/33 - 9/1/34	1,488,853	[d]	1,698,594
Ser. 2014-28, Cl. ND,
3.00%, 3/25/40	6,188,534	[d]	6,436,322
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30	3,777,000	[d]	4,007,788
Government National Mortgage Association I;
3.00%, 4/20/45	15,419,437		15,702,449
4.00%, 3/15/45	8,498,111		9,030,790
4.50%, 9/20/45	10,548,395		11,349,034
5.00%, 11/15/34 - 3/15/36	5,260,444		5,871,665
Government National Mortgage Association II:
3.00%, 1/20/44	8,342,567		8,527,900
3.50%, 4/20/45	7,693,538		8,061,542
4.00%, 12/20/44	332,501		353,677
4.50%, 8/20/45	442,552		476,095
			300,252,519
U.S. Government Securities--17.8%
U.S. Treasury Bonds:
2.50%, 2/15/45	5,000,000	[b]	4,501,170
2.88%, 8/15/45	5,075,000		4,951,693
3.00%, 5/15/45	21,460,000		21,444,914
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/20	10,267,994	[b,e]	10,189,444
Notes, 0.38%, 7/15/25	12,251,880	[e]	11,992,165
Notes, 0.63%, 7/15/21	9,058,678	[e]	9,198,807
Notes, 1.38%, 1/15/20	11,009,502	[e]	11,516,754
U.S. Treasury Notes:
0.63%, 9/30/17	33,000,000	[b]	32,838,234
0.75%, 10/31/17	30,600,000	[b]	30,496,603
0.88%, 5/15/17	9,365,000	[b]	9,372,501
1.63%, 6/30/20	410,000		409,992
2.00%, 11/30/20	3,500,000		3,549,903
2.63%, 1/31/18	28,055,000		29,022,140
			179,484,320

Utilities--.5%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000	5,168,619
Total Bonds and Notes
(cost $986,566,360)				998,726,922

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,660,981)			7,660,981 [f]	7,660,981
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,730,500)			2,730,500 [f]	2,730,500
Total Investments (cost $996,957,841)			100.0%	1,009,118,403
Cash and Receivables (Net)			.0%	180,886
Net Assets			100.0%	1,009,299,290

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $31,761,003 or 3.1% of net assets.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$84,446,467 and the value of the collateral held by the fund was $86,328,764, consisting of cash collateral of
$2,730,500 and U.S. Government & Agency securities valued at $ 83,598,264.
c Variable rate security--interest rate subject to periodic change.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $12,160,562 of which $19,899,043 related to appreciated investment securities and $7,738,481 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	40.7
U.S. Government Agencies/Mortgage-Backed	29.8
U.S. Government Securities	17.8
Municipal Bonds	7.4
Foreign/Governmental	2.0
Money Market Investments	1.1
Commercial Mortgage-Backed	1.1
Asset-Backed	.1
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,126,933	-	1,126,933
Commercial Mortgage-Backed	-	11,178,885	-	11,178,885
Corporate Bonds†	-	410,713,353	-	410,713,353
Foreign Government	-	20,838,756	-	20,838,756
Municipal Bonds†	-	75,132,157	-	75,132,157
Mutual Funds	10,391,481	-	-	10,391,481
U.S. Government Agencies/Mortgage-Backed	-	300,252,519	-	300,252,519
U.S. Treasury	-	179,484,320	-	179,484,320

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust - BNY Mellon Corporate Bond Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.6%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--4.4%
BorgWarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,218,187
Daimler Finance,
Gtd. Notes	2.25	7/31/19	4,000,000	[a]	3,974,808
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,641,669
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		1,933,894
General Motors Financial,
Gtd. Notes	4.75	8/15/17	2,000,000		2,075,836
Harley-Davidson Financial
Services, Gtd. Notes	2.15	2/26/20	5,000,000	[a]	4,933,540
Kia Motors,
Sr. Unscd. Notes	3.63	6/14/16	6,800,000	[a]	6,873,807
Volkswagen Group of America
Finance, Gtd. Notes	2.13	5/23/19	5,000,000	[a]	4,687,890
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,000,000	[a]	1,926,140
					35,265,771
Banks--11.0%
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	[b]	2,265,000
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,055,635
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,180,100
Barclays Bank,
Sub. Notes	6.05	12/4/17	6,500,000	[a]	6,973,018
BBVA Bancomer SA Texas,
Sr. Unscd. Notes	4.38	4/10/24	4,000,000	[a]	4,020,000

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust - BNY Mellon Corporate Bond Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.6%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--4.4%
BorgWarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,218,187
Daimler Finance,
Gtd. Notes	2.25	7/31/19	4,000,000	[a]	3,974,808
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,641,669
General Motors Financial,
Gtd. Notes	4.00	1/15/25	2,000,000		1,933,894
General Motors Financial,
Gtd. Notes	4.75	8/15/17	2,000,000		2,075,836
Harley-Davidson Financial
Services, Gtd. Notes	2.15	2/26/20	5,000,000	[a]	4,933,540
Kia Motors,
Sr. Unscd. Notes	3.63	6/14/16	6,800,000	[a]	6,873,807
Volkswagen Group of America
Finance, Gtd. Notes	2.13	5/23/19	5,000,000	[a]	4,687,890
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,000,000	[a]	1,926,140
					35,265,771
Banks--11.0%
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	[b]	2,265,000
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,055,635
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,180,100
Barclays Bank,
Sub. Notes	6.05	12/4/17	6,500,000	[a]	6,973,018
BBVA Bancomer SA Texas,
Sr. Unscd. Notes	4.38	4/10/24	4,000,000	[a]	4,020,000

Citigroup,
Sub. Notes	3.50	5/15/23	4,000,000		3,954,988
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000	[b,c]	4,963,070
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	[a]	6,073,404
Credit Suisse Group Funding
Guernsey, Gtd. Notes	3.75	3/26/25	7,000,000	[a]	6,859,391
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,385,824
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	2,000,000		1,991,632
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,580,468
Rabobank Nederland,
Bank Gtd. Notes	4.38	8/4/25	5,000,000		5,112,270
Royal Bank of Scotland Group,
Sub Bonds	5.13	5/28/24	5,000,000		5,150,660
Santander Issuances,
Gtd. Notes	5.91	6/20/16	5,750,000	[a]	5,870,612
Societe Generale,
Gtd. Notes	2.75	10/12/17	4,000,000		4,068,452
Societe Generale,
Sub. Notes	4.25	4/14/25	6,000,000	[a,c]	5,803,170
Westpac Banking,
Sub Bonds	4.63	6/1/18	4,750,000		5,017,183
					87,324,877
Capital Goods--1.6%
Lockheed Martin,
Sr. Unscd. Notes	3.10	1/15/23	2,000,000		2,008,196
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,375,566
Rolls-Royce,
Gtd. Bonds	3.63	10/14/25	3,000,000	[a]	2,955,414
Roper Technologies,
Sr. Unscd. Notes	3.00	12/15/20	3,000,000		2,998,860
					12,338,036
Commercial & Professional Services--2.5%

Lender Processing Services,
Gtd. Notes	5.75	4/15/23	1,556,000		1,616,295
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,028,996
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,333,570
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	6,500,000		6,488,638
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,202,617
					19,670,116
Consumer Durables & Apparel--2.6%
D.R. Horton,
Gtd. Notes	4.00	2/15/20	5,000,000		5,107,500
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	7,000,000		7,023,177
Newell Rubbermaid,
Sr. Unscd. Notes	2.15	10/15/18	1,000,000		995,578
NVR,
Sr. Unscd. Notes	3.95	9/15/22	7,000,000		7,111,475
					20,237,730
Consumer Services--1.5%
Brinker International,
Sr. Unscd. Notes	3.88	5/15/23	6,000,000		5,817,408
Marriott International,
Sr. Usncd. Notes	2.88	3/1/21	3,000,000		2,998,404
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000		3,065,049
					11,880,861
Diversified Financials--8.0%
AerCap Aviation Solutions,
Gtd. Notes	6.38	5/30/17	7,845,000		8,158,800
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[a]	6,979,301
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,014,498
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,241,383

Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	[a]	2,283,660
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[a]	6,076,557
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	[b]	6,507,812
HSBC Finance,
Sub. Notes	6.68	1/15/21	6,000,000		6,964,704
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,260,016
Nomura Holdings,
Sr. Unscd. Bonds	2.00	9/13/16	4,107,000		4,128,455
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	4,500,000		4,530,078
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,056,434
					63,201,698
Energy--4.7%
Continental Resources,
Gtd. Notes	5.00	9/15/22	4,550,000		3,998,312
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,000,000	[c]	1,564,858
Marathon Oil,
Sr. Unscd. Notes	3.85	6/1/25	5,000,000		4,489,605
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000	[c]	5,997,750
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,000,000		5,010,705
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,516,507
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,028,980
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	[a]	2,986,245
Southwestern Energy,
Sr. Unscd. Notes	4.05	1/23/20	3,000,000	[c]	2,660,280
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	3,000,000		2,611,980

Sunoco Logistics Partners
Operations, Gtd. Notes	4.25	4/1/24	2,250,000		2,035,514
					36,900,736
Food & Staples Retailing--.7%
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	2,000,000		2,011,642
Walgreen,
Gtd. Notes	3.10	9/15/22	4,000,000		3,890,436
					5,902,078
Food, Beverage & Tobacco--2.2%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	3,000,000		2,967,660
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	5,850,000		6,120,112
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[a]	2,948,289
Jb Y Co.,
Gtd. Notes	3.75	5/13/25	6,000,000	[a]	5,820,600
					17,856,661
Foreign/Governmental--3.6%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[a]	6,742,710
Commonwealth of Bahamas,
Sr. Unscd. Notes	5.75	1/16/24	4,000,000	[a]	4,250,000
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,034,950
Petroleos Mexicanos,
Gtd. Notes	2.34	7/18/18	5,000,000	[b]	5,005,000
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,153,750
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	[a]	6,303,024
					28,489,434
Health Care Equipment & Services--1.5%
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		3,993,736
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,969,460

Unitedhealth Group,
Sr. Unscd. Notes	3.35	7/15/22	3,000,000		3,084,234
					12,047,430
Insurance--3.0%
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000		7,285,677
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	[a]	6,318,498
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	5,000,000	[b]	5,022,050
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[a]	5,044,560
					23,670,785
Materials--5.6%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	2,500,000		2,378,125
Allegheny Technologies,
Sr. Unscd. Notes	7.63	8/15/23	6,385,000	[b]	5,155,887
Anglo American Capital,
Gtd. Notes	1.27	4/15/16	3,000,000	[a,b]	2,988,042
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[a]	2,999,739
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,815,601
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		4,038,596
Freeport-McMoRan,
Gtd. Notes	4.00	11/14/21	4,000,000		2,940,000
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	[a]	7,019,530
Glencore Funding,
Gtd. Notes	2.13	4/16/18	5,000,000	[a]	4,302,390
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[a]	2,280,153
Temple-Inland,
Gtd. Notes	6.38	1/15/16	2,300,000	[b]	2,312,491
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,887,809

					44,118,363
Media--5.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,227,352
CCO Safari II,
Sr. scd. Notes	4.91	7/23/25	5,000,000	[a]	5,083,720
Comcast,
Gtd. Notes	3.13	7/15/22	5,000,000		5,142,275
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	1,000,000		1,008,158
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,481,623
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,500,000		5,387,046
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[a]	4,003,172
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,205,848
Time Warner,
Gtd. Notes	4.00	1/15/22	6,250,000		6,542,044
					44,081,238
Municipal Bonds--7.7%
California Earthquake Authority,
Revenue	2.81	7/1/19	7,500,000		7,627,500
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000		7,623,975
Illinois,
GO (Build America Bonds)	6.20	7/1/21	1,100,000		1,187,593
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000		5,072,200
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000		2,552,200
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000		5,757,800

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000	4,480,875
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	5,215,000	5,207,699
New Jersey Transportation Trust
Fund Authority (Transportation
System)	1.76	12/15/18	5,000,000	4,873,950
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000	2,992,100
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	7,500,000	7,485,000
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000	5,941,550
				60,802,442
Pharmaceuticals, Biotech & Life Sciences--2.4%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	3,000,000	3,001,569
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000	4,964,120
Actavis Funding,
Gtd. Notes	3.80	3/15/25	3,000,000	3,028,965
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000	3,690,830
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000	4,385,254
				19,070,738
Real Estate--8.2%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000	5,199,890
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.88	8/15/22	1,470,000	1,463,653
CBRE Services,
Gtd. Notes	4.88	3/1/26	5,000,000	4,959,845
CubeSmart,

Gtd. Notes	4.80	7/15/22	6,400,000		6,864,870
DDR,
Sr. Unscd. Notes	3.50	1/15/21	4,500,000		4,537,427
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000		2,440,475
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,581,980
Kilroy Realty LP,
Gtd. Notes	4.38	10/1/25	5,000,000		5,095,280
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	2,130,000		2,121,258
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	5,000,000		5,004,460
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	4,200,000		4,532,090
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		3,991,272
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,040,455
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,146,409
Retail Opportunity Investments
Partnership, Gtd. Notes	4.00	12/15/24	3,000,000		2,848,338
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	3,500,000		3,606,040
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	[a]	1,988,546
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,917,041
					65,339,329
Retailing--.9%
Kohl's,
Sr. Unscd. Notes	4.25	7/17/25	7,000,000	[c]	6,879,229
Semiconductors & Semiconductor Equipment--2.0%
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		3,010,923
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		7,611,520

Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,010,510
					15,632,953
Software & Services--5.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,000,000		6,573,018
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	5,850,000		6,105,686
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,783,004
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,136,625
eBay,
Sr. Unscd. Notes	1.35	7/15/17	3,000,000		2,979,228
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		1,875,542
Fidelity National Information
Services, Gtd. Notes	3.50	4/15/23	2,000,000		1,924,462
Fidelity National Information
Services, Gtd. Notes	5.00	3/15/22	4,000,000		4,153,972
Fiserv,
Gtd. Notes	3.50	10/1/22	7,000,000		7,060,795
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	2,000,000		2,080,932
					41,673,264
Technology Hardware & Equipment--4.7%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,526,156
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	2,000,000		1,925,362
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,247,116
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	6,000,000		6,225,738
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,000,000		5,030,635
Flextronics International,
Gtd. Notes	4.75	6/15/25	7,550,000	[a]	7,290,054

Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,038,984
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	6,000,000		5,064,240
					37,348,285
Telecommunication Services--3.2%
America Movil,
Gtd. Notes	5.00	3/30/20	3,980,000		4,360,691
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	3,000,000		2,793,750
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000		476,575
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,878,261
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	3,000,000		3,303,774
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	7,000,000		7,837,564
					25,650,615
Transportation--2.9%
Air Canada,
Notes	3.60	9/15/28	3,000,000	[a]	2,913,750
American Airlines,
Bonds	3.38	11/1/28	4,409,013		4,269,027
Burlington North Santa Fe,
Sr. Unscd. Debs.	3.40	9/1/24	4,000,000		4,011,432
Delta Air Lines,
Bonds	3.63	1/30/29	1,000,000		1,020,250
GATX,
Sr. Unscd. Notes	3.25	3/30/25	4,000,000		3,730,424
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,172,164
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,054,612
					23,171,659
Utilities--1.8%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,199,595

CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000	1,646,970
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000	3,004,137
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000	1,987,894
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000	2,066,440
				13,905,036
Total Bonds and Notes
(cost $783,319,863)				772,459,364

Other Investment--1.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,975,881)			14,975,881 [d]	14,975,881
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,854,960)			9,854,960 [d]	9,854,960
Total Investments (cost $808,150,704)			100.7%	797,290,205
Liabilities, Less Cash and Receivables			(.7%)	(5,769,796)
Net Assets			100.0%	791,520,409

BAN--Bond Anticipation Notes
GO--General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $160,815,117 or 20.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$14,605,987 and the value of the collateral held by the fund was $15,104,934, consisting of cash collateral of
$9,854,960 and U.S. Government & Agency securities valued at $5,249,974.
d	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $10,860,499 of which $7,588,985 related to appreciated investment securities and $18,449,484 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	86.3
Municipal Bonds	7.7
Foreign/Governmental	3.6
Money Market Investments	3.1
100.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	683,167,488	-	683,167,488
Foreign Government	-	28,489,434	-	28,489,434
Municipal Bonds†	-	60,802,442	-	60,802,442
Mutual Funds	24,830,841	-	-	24,830,841

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Citigroup,
Sub. Notes	3.50	5/15/23	4,000,000		3,954,988
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000	[b,c]	4,963,070
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	[a]	6,073,404
Credit Suisse Group Funding
Guernsey, Gtd. Notes	3.75	3/26/25	7,000,000	[a]	6,859,391
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,385,824
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	2,000,000		1,991,632
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,580,468
Rabobank Nederland,
Bank Gtd. Notes	4.38	8/4/25	5,000,000		5,112,270
Royal Bank of Scotland Group,
Sub Bonds	5.13	5/28/24	5,000,000		5,150,660
Santander Issuances,
Gtd. Notes	5.91	6/20/16	5,750,000	[a]	5,870,612
Societe Generale,
Gtd. Notes	2.75	10/12/17	4,000,000		4,068,452
Societe Generale,
Sub. Notes	4.25	4/14/25	6,000,000	[a,c]	5,803,170
Westpac Banking,
Sub Bonds	4.63	6/1/18	4,750,000		5,017,183
					87,324,877
Capital Goods--1.6%
Lockheed Martin,
Sr. Unscd. Notes	3.10	1/15/23	2,000,000		2,008,196
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,375,566
Rolls-Royce,
Gtd. Bonds	3.63	10/14/25	3,000,000	[a]	2,955,414
Roper Technologies,
Sr. Unscd. Notes	3.00	12/15/20	3,000,000		2,998,860
					12,338,036
Commercial & Professional Services--2.5%

Lender Processing Services,
Gtd. Notes	5.75	4/15/23	1,556,000		1,616,295
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,028,996
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,333,570
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	6,500,000		6,488,638
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,202,617
					19,670,116
Consumer Durables & Apparel--2.6%
D.R. Horton,
Gtd. Notes	4.00	2/15/20	5,000,000		5,107,500
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	7,000,000		7,023,177
Newell Rubbermaid,
Sr. Unscd. Notes	2.15	10/15/18	1,000,000		995,578
NVR,
Sr. Unscd. Notes	3.95	9/15/22	7,000,000		7,111,475
					20,237,730
Consumer Services--1.5%
Brinker International,
Sr. Unscd. Notes	3.88	5/15/23	6,000,000		5,817,408
Marriott International,
Sr. Usncd. Notes	2.88	3/1/21	3,000,000		2,998,404
Wyndham Worldwide,
Sr. Unscd. Notes	5.10	10/1/25	3,000,000		3,065,049
					11,880,861
Diversified Financials--8.0%
AerCap Aviation Solutions,
Gtd. Notes	6.38	5/30/17	7,845,000		8,158,800
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[a]	6,979,301
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,014,498
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,241,383

Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	[a]	2,283,660
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[a]	6,076,557
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	[b]	6,507,812
HSBC Finance,
Sub. Notes	6.68	1/15/21	6,000,000		6,964,704
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,260,016
Nomura Holdings,
Sr. Unscd. Bonds	2.00	9/13/16	4,107,000		4,128,455
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	4,500,000		4,530,078
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,056,434
					63,201,698
Energy--4.7%
Continental Resources,
Gtd. Notes	5.00	9/15/22	4,550,000		3,998,312
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,000,000	[c]	1,564,858
Marathon Oil,
Sr. Unscd. Notes	3.85	6/1/25	5,000,000		4,489,605
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000	[c]	5,997,750
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,000,000		5,010,705
Regency Energy Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,516,507
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,028,980
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	[a]	2,986,245
Southwestern Energy,
Sr. Unscd. Notes	4.05	1/23/20	3,000,000	[c]	2,660,280
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	3,000,000		2,611,980

Sunoco Logistics Partners
Operations, Gtd. Notes	4.25	4/1/24	2,250,000		2,035,514
					36,900,736
Food & Staples Retailing--.7%
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	2,000,000		2,011,642
Walgreen,
Gtd. Notes	3.10	9/15/22	4,000,000		3,890,436
					5,902,078
Food, Beverage & Tobacco--2.2%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	3,000,000		2,967,660
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	5,850,000		6,120,112
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[a]	2,948,289
Jb Y Co.,
Gtd. Notes	3.75	5/13/25	6,000,000	[a]	5,820,600
					17,856,661
Foreign/Governmental--3.6%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[a]	6,742,710
Commonwealth of Bahamas,
Sr. Unscd. Notes	5.75	1/16/24	4,000,000	[a]	4,250,000
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,034,950
Petroleos Mexicanos,
Gtd. Notes	2.34	7/18/18	5,000,000	[b]	5,005,000
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,153,750
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	[a]	6,303,024
					28,489,434
Health Care Equipment & Services--1.5%
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		3,993,736
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,969,460

Unitedhealth Group,
Sr. Unscd. Notes	3.35	7/15/22	3,000,000		3,084,234
					12,047,430
Insurance--3.0%
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000		7,285,677
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	[a]	6,318,498
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	5,000,000	[b]	5,022,050
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	[a]	5,044,560
					23,670,785
Materials--5.6%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	2,500,000		2,378,125
Allegheny Technologies,
Sr. Unscd. Notes	7.63	8/15/23	6,385,000	[b]	5,155,887
Anglo American Capital,
Gtd. Notes	1.27	4/15/16	3,000,000	[a,b]	2,988,042
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[a]	2,999,739
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,815,601
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		4,038,596
Freeport-McMoRan,
Gtd. Notes	4.00	11/14/21	4,000,000		2,940,000
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	[a]	7,019,530
Glencore Funding,
Gtd. Notes	2.13	4/16/18	5,000,000	[a]	4,302,390
Glencore Funding,
Gtd. Notes	4.63	4/29/24	3,000,000	[a]	2,280,153
Temple-Inland,
Gtd. Notes	6.38	1/15/16	2,300,000	[b]	2,312,491
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,887,809

					44,118,363
Media--5.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,227,352
CCO Safari II,
Sr. scd. Notes	4.91	7/23/25	5,000,000	[a]	5,083,720
Comcast,
Gtd. Notes	3.13	7/15/22	5,000,000		5,142,275
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	1,000,000		1,008,158
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,481,623
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,500,000		5,387,046
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	[a]	4,003,172
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,205,848
Time Warner,
Gtd. Notes	4.00	1/15/22	6,250,000		6,542,044
					44,081,238
Municipal Bonds--7.7%
California Earthquake Authority,
Revenue	2.81	7/1/19	7,500,000		7,627,500
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000		7,623,975
Illinois,
GO (Build America Bonds)	6.20	7/1/21	1,100,000		1,187,593
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000		5,072,200
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000		2,552,200
Las Vegas Valley Water District,
GO (Build America Bonds)	7.10	6/1/39	5,000,000		5,757,800

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000	4,480,875
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	5,215,000	5,207,699
New Jersey Transportation Trust
Fund Authority (Transportation
System)	1.76	12/15/18	5,000,000	4,873,950
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000	2,992,100
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	7,500,000	7,485,000
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000	5,941,550
				60,802,442
Pharmaceuticals, Biotech & Life Sciences--2.4%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	3,000,000	3,001,569
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000	4,964,120
Actavis Funding,
Gtd. Notes	3.80	3/15/25	3,000,000	3,028,965
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000	3,690,830
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000	4,385,254
				19,070,738
Real Estate--8.2%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000	5,199,890
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.88	8/15/22	1,470,000	1,463,653
CBRE Services,
Gtd. Notes	4.88	3/1/26	5,000,000	4,959,845
CubeSmart,

Gtd. Notes	4.80	7/15/22	6,400,000		6,864,870
DDR,
Sr. Unscd. Notes	3.50	1/15/21	4,500,000		4,537,427
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000		2,440,475
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,581,980
Kilroy Realty LP,
Gtd. Notes	4.38	10/1/25	5,000,000		5,095,280
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	2,130,000		2,121,258
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	5,000,000		5,004,460
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	4,200,000		4,532,090
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		3,991,272
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,040,455
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,146,409
Retail Opportunity Investments
Partnership, Gtd. Notes	4.00	12/15/24	3,000,000		2,848,338
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	3,500,000		3,606,040
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	[a]	1,988,546
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,917,041
					65,339,329
Retailing--.9%
Kohl's,
Sr. Unscd. Notes	4.25	7/17/25	7,000,000	[c]	6,879,229
Semiconductors & Semiconductor Equipment--2.0%
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		3,010,923
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		7,611,520

Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,010,510
					15,632,953
Software & Services--5.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,000,000		6,573,018
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	5,850,000		6,105,686
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,783,004
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,136,625
eBay,
Sr. Unscd. Notes	1.35	7/15/17	3,000,000		2,979,228
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		1,875,542
Fidelity National Information
Services, Gtd. Notes	3.50	4/15/23	2,000,000		1,924,462
Fidelity National Information
Services, Gtd. Notes	5.00	3/15/22	4,000,000		4,153,972
Fiserv,
Gtd. Notes	3.50	10/1/22	7,000,000		7,060,795
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	2,000,000		2,080,932
					41,673,264
Technology Hardware & Equipment--4.7%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,526,156
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	2,000,000		1,925,362
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,247,116
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	6,000,000		6,225,738
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,000,000		5,030,635
Flextronics International,
Gtd. Notes	4.75	6/15/25	7,550,000	[a]	7,290,054

Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,038,984
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	6,000,000		5,064,240
					37,348,285
Telecommunication Services--3.2%
America Movil,
Gtd. Notes	5.00	3/30/20	3,980,000		4,360,691
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	3,000,000		2,793,750
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000		476,575
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,878,261
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	3,000,000		3,303,774
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	7,000,000		7,837,564
					25,650,615
Transportation--2.9%
Air Canada,
Notes	3.60	9/15/28	3,000,000	[a]	2,913,750
American Airlines,
Bonds	3.38	11/1/28	4,409,013		4,269,027
Burlington North Santa Fe,
Sr. Unscd. Debs.	3.40	9/1/24	4,000,000		4,011,432
Delta Air Lines,
Bonds	3.63	1/30/29	1,000,000		1,020,250
GATX,
Sr. Unscd. Notes	3.25	3/30/25	4,000,000		3,730,424
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,172,164
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,054,612
					23,171,659
Utilities--1.8%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,199,595

CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000	1,646,970
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000	3,004,137
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000	1,987,894
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000	2,066,440
				13,905,036
Total Bonds and Notes
(cost $783,319,863)				772,459,364

Other Investment--1.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,975,881)			14,975,881 [d]	14,975,881
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,854,960)			9,854,960 [d]	9,854,960
Total Investments (cost $808,150,704)			100.7%	797,290,205
Liabilities, Less Cash and Receivables			(.7%)	(5,769,796)
Net Assets			100.0%	791,520,409

BAN--Bond Anticipation Notes
GO--General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $160,815,117 or 20.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$14,605,987 and the value of the collateral held by the fund was $15,104,934, consisting of cash collateral of
$9,854,960 and U.S. Government & Agency securities valued at $5,249,974.
d	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $10,860,499 of which $7,588,985 related to appreciated investment securities and $18,449,484 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	86.3
Municipal Bonds	7.7
Foreign/Governmental	3.6
Money Market Investments	3.1
100.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	683,167,488	-	683,167,488
Foreign Government	-	28,489,434	-	28,489,434
Municipal Bonds†	-	60,802,442	-	60,802,442
Mutual Funds	24,830,841	-	-	24,830,841

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2015 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Brazil--2.6%
Ambev, ADR	1,828,893		8,723,820
Cia de Saneamento Basico do Estado de Sao Paulo	824,000		4,029,486
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	205,896		994,478
Fibria Celulose	302,900		4,480,477
Multiplus	100,700		982,274
Raia Drogasil	494,700		5,069,748
			24,280,283
China--23.7%
Agricultural Bank of China, Cl. H	20,784,000		7,961,421
Air China, Cl. H	6,130,000		4,941,349
ANTA Sports Products	3,793,000		11,471,777
Beijing Capital International Airport, Cl. H	1,788,000		1,994,751
China Construction Bank, Cl. H	41,380,939		28,446,744
China Longyuan Power Group, Cl. H	4,913,000		4,087,064
CNOOC	19,600,000		21,689,441
CSPC Pharmaceutical Group	6,078,000		5,714,697
Ctrip.com International, ADR	40,899	[a]	4,376,602
Dongfeng Motor Group, Cl. H	6,620,000		8,999,194
Lenovo Group	814,000		860,881
PICC Property & Casualty, Cl. H	7,854,000		17,038,129
Ping An Insurance Group Company of China, Cl. H	3,208,500		17,566,480
Shanghai Pharmaceuticals Holding, Cl. H	5,210,300		11,437,400
Shenzhou International Group Holdings	494,000		2,593,142
Sihuan Pharmaceutical Holdings Group	14,272,000	[b]	4,851,793
Sinotrans, Cl. H	21,443,000		12,445,234
Tencent Holdings	2,708,300		53,897,386
			220,373,485
Colombia--.5%
Bancolombia, ADR	177,163		5,020,799
Hong Kong--6.1%
China Mobile	1,865,000		21,191,405

China Mobile, ADR	157,088		9,027,847
China Overseas Land & Investment	3,602,000		11,939,382
COSCO Pacific	8,391,483	[b]	11,205,567
Haier Electronics Group	589,000		1,055,930
Sino Biopharmaceutical	2,160,000		2,036,461
			56,456,592
Hungary--1.1%
Richter Gedeon	553,355		10,512,665
India--6.5%
Aurobindo Pharma	500,324		6,039,061
Bharti Infratel	915,978		5,269,098
Dish TV India	4,091,108	[a]	6,592,733
HCL Technologies	1,204,089		15,733,273
ICICI Bank	268,552		1,106,964
Maruti Suzuki India	61,729		4,209,811
Reliance Industries	150,536		2,181,310
UPL	1,211,024		7,553,570
Vedanta	542,362		731,910
Yes Bank	941,097		10,839,444
			60,257,174
Indonesia--2.5%
Bank Negara Indonesia	18,259,900		6,295,607
Matahari Department Store	3,770,600		4,265,261
Telekomunikasi Indonesia	61,285,600		12,979,169
			23,540,037
Malaysia--.5%
Malayan Banking	2,430,200		4,741,854
Mexico--5.7%
Alfa, Cl. A	2,018,082		4,059,719
Arca Continental	1,341,258		8,450,494
Controladora Vuela Compania de Aviacion, ADR	231,818	[a]	4,100,860
Gruma, Cl. B	324,300		4,719,083
Grupo Aeroportuario del Centro Norte	691,600		3,515,518
Grupo Aeroportuario del Pacifico, Cl. B	319,700		2,906,144
Grupo Financiero Banorte, Ser. O	2,055,200		11,020,903
Wal-Mart de Mexico	5,343,000		14,200,086
			52,972,807
Peru--1.0%

Credicorp	85,348	9,013,602
Philippines--.8%
Metropolitan Bank & Trust	4,582,414	7,825,293
Russia--6.0%
Lukoil, ADR	362,853	13,890,013
Magnit, GDR	191,921	9,254,431
MMC Norilsk Nickel, ADR	656,900	8,835,305
Rosneft, GDR	1,432,080	5,756,962
Sberbank of Russia, ADR	2,625,234	17,615,320
		55,352,031
Singapore--.2%
Hutchison Port Holdings Trust	2,986,400	1,612,656
South Africa--5.7%
Barclays Africa Group	1,246,068	13,695,887
Barloworld	696,937	3,685,242
Bidvest Group	559,409	13,042,557
Clicks Group	734,948	4,932,022
Imperial Holdings	261,464	2,748,302
Mediclinic International	699,437	5,564,143
Woolworths Holdings	1,329,069	9,377,770
		53,045,923
South Korea--16.6%
BGF Retail	11,425	1,770,897
CJ CheilJedang	12,978	4,040,041
DGB Financial Group	661,108	5,937,156
E-Mart	32,262	5,961,805
Hyundai Marine & Fire Insurance	122,883	3,597,197
Hyundai Wia	78,039	8,153,982
KB Financial Group	350,944	10,682,420
Korea Electric Power	227,427	9,613,187
Korea Electric Power, ADR	135,601	2,870,673
Korea Investment Holdings	171,994	8,124,064
LG Chem	21,187	5,817,940
LG Household & Health Care	15,923	13,859,837
Lotte Chemical	41,590	8,637,274
S-Oil	121,071	7,757,410
Samsung Electronics	45,254	50,175,844
SK Telecom	33,509	6,770,956

			153,770,683
Taiwan--8.4%
Advanced Semiconductor Engineering	9,398,842		9,890,639
China Development Financial Holding	18,828,000		4,850,912
CTBC Financial Holding	14,080,967		7,376,525
Fubon Financial Holding	2,796,490		4,454,919
Largan Precision	93,000		7,165,462
Novatek Microelectronics	1,731,000		6,284,036
Pegatron	2,406,000		6,346,321
Powertech Technology	2,382,000		5,144,630
Taiwan Semiconductor Manufacturing	5,202,000		22,151,768
Zhen Ding Technology Holding	1,386,000		3,936,101
			77,601,313
Thailand--3.2%
Jasmine Broadband Internet Infrastructure Fund, Cl. F	14,203,100		3,923,289
PTT	1,509,000		10,778,571
Thai Beverage	14,242,100		6,916,337
Thai Oil	5,038,900		8,224,767
			29,842,964
Turkey--3.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi	6,024,970		5,749,392
TAV Havalimananlari Holdings	680,159		4,912,227
Tupras Turkiye Petrol Rafinerileri	165,790	[a]	4,094,599
Turkiye Halk Bankasi	3,374,670		12,626,415
			27,382,633
United Arab Emirates--1.7%
Abu Dhabi Commercial Bank	2,335,108		3,973,867
Emaar Properties	4,011,396		6,302,280
Emirates Telecommunications Group	1,130,980		5,081,188
			15,357,335
United States--3.1%
iShares MSCI Emerging Markets ETF	843,090		28,656,629
Total Common Stocks
(cost $886,320,601)			917,616,758

Preferred Stocks--.7%
Brazil
Banco Bradesco

(cost $10,973,695)	1,122,800	6,129,112

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $22,556,465)	22,556,465 [c]	22,556,465
Total Investments (cost $919,850,761)	102.0%	946,302,335
Liabilities, Less Cash and Receivables	(2.0%)	(18,142,722)
Net Assets	100.0%	928,159,613

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
GDR--Global Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At November 30, 2015, the value of this security amounted to $16,057,360 or 1.7% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $26,451,574 of which $100,046,522 related to appreciated investment securities and $73,594,948 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.0
Information Technology	19.5
Consumer Staples	9.5
Energy	8.0
Industrial	7.4
Telecommunication Services	7.4
Consumer Discretionary	6.5
Health Care	5.0
Materials	3.9
Exchange-Traded Funds	3.1
Money Market Investment	2.4
Utilities	2.3
102.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

South African Rand,
Expiring
12/2/2015 [a]	28,175,794	1,957,940	1,949,073	8,867

Counterparty:
[a]	Citigroup

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	872,902,769	-	16,057,360	888,960,129
Equity Securities - Foreign Preferred Stocks†	6,129,112	-	-	6,129,112
Exchange-Traded Funds	28,656,629	-	-	28,656,629
Mutual Funds	22,556,465	-	-	22,556,465
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	8,867	-	8,867

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
November 30, 2015 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)
Banks--3.6%
Bank of America	1,146,490	19,983,321
Capital Goods--9.8%
3M	89,719	14,048,201
Eaton	257,320	14,965,731
Honeywell International	132,520	13,775,454
Illinois Tool Works	123,920	11,646,002
		54,435,388
Consumer Services--2.9%
Yum! Brands	221,000	16,024,710
Diversified Financials--10.2%
Capital One Financial	246,680	19,366,847
Intercontinental Exchange	82,665	21,479,674
Invesco	479,600	16,157,724
		57,004,245
Energy--9.0%
Halliburton	363,935	14,502,810
Marathon Petroleum	303,130	17,705,823
Valero Energy	245,390	17,633,725
		49,842,358
Food, Beverage & Tobacco--9.5%
Constellation Brands, Cl. A	115,028	16,133,827
PepsiCo	190,803	19,110,829
Philip Morris International	201,620	17,619,572
		52,864,228
Insurance--3.6%
Hartford Financial Services Group	440,660	20,111,722
Materials--3.0%
Dow Chemical	325,340	16,959,974
Media--4.6%
Comcast, Cl. A	420,650	25,600,759
Pharmaceuticals, Biotech & Life Sciences--13.6%

AbbVie	264,350		15,371,953
Allergan	46,466	[a]	14,585,213
Celgene	130,076	[a]	14,236,818
Johnson & Johnson	310,945		31,480,072
			75,674,056
Retailing--5.8%
Amazon.com	24,535	[a]	16,310,868
Lowe's	209,340		16,035,444
			32,346,312
Semiconductors & Semiconductor Equipment--3.2%
Avago Technologies	136,468	[b]	17,802,251
Software & Services--16.6%
Facebook, Cl. A	276,239	[a]	28,795,153
Microsoft	319,320		17,355,042
salesforce.com	291,370	[a]	23,219,275
ServiceNow	264,040	[a]	22,974,120
			92,343,590
Technology Hardware & Equipment--4.8%
Palo Alto Networks	141,144	[a,b]	26,441,917
Total Common Stocks
(cost $453,185,142)			557,434,831

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $70,169)	70,169	[c]	70,169
Total Investments (cost $453,255,311)	100.2%		557,505,000
Liabilities, Less Cash and Receivables	(.2%)		(836,703)
Net Assets	100.0%		556,668,297

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015 the value of the fund’s securities on loan was $22,072,949 and the value of the collateral held by the fund was $22,424,451, consisting of U.S. Government and Agency securities.
c Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $104,249,689 of which $106,163,619 related to appreciated investment securities and $1,913,930 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.6
Pharmaceuticals, Biotech & Life Sciences	13.6
Diversified Financials	10.2
Capital Goods	9.8
Food, Beverage & Tobacco	9.5
Energy	9.0
Retailing	5.8
Technology Hardware & Equipment	4.8
Media	4.6
Banks	3.6
Insurance	3.6
Semiconductors & Semiconductor Equipment	3.2
Materials	3.0
Consumer Services	2.9
100.2

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	539,632,580	-	-	539,632,580
Equity Securities - Foreign Common Stocks†	17,802,251	-	-	17,802,251
Mutual Funds	70,169	-	-	70,169

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Bny Mellon Income Stock Fund
November 30, 2015 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Banks--15.5%
HSBC Holdings, ADR	269,163	10,739,604
JPMorgan Chase & Co.	811,905	54,137,825
PNC Financial Services Group	417,029	39,830,440
U.S. Bancorp	653,105	28,664,778
Wells Fargo & Co.	667,222	36,763,932
		170,136,579
Capital Goods--7.9%
Honeywell International	110,403	11,476,392
Lockheed Martin	49,685	10,888,965
Raytheon	290,497	36,030,343
United Technologies	293,186	28,160,515
		86,556,215
Consumer Services--3.2%
Carnival	214,491	10,838,230
McDonald's	213,768	24,403,755
		35,241,985
Diversified Financials--1.2%
Charles Schwab	387,177	13,051,737
Energy--9.3%
Occidental Petroleum	790,757	59,773,322
Phillips 66	273,611	25,043,615
Schlumberger	229,540	17,709,011
		102,525,948
Food, Beverage & Tobacco--13.8%
Coca-Cola	335,004	14,277,871
ConAgra Foods	456,004	18,664,244
Kellogg	464,108	31,916,707
Molson Coors Brewing, Cl. B	234,826	21,611,037
PepsiCo	432,427	43,311,888
Philip Morris International	252,166	22,036,787
		151,818,534
Health Care Equipment & Services--2.3%

Medtronic	158,878	11,969,869
UnitedHealth Group	114,978	12,959,170
		24,929,039
Insurance--5.8%
ACE	238,771	27,422,849
Prudential Financial	411,989	35,657,648
		63,080,497
Materials--3.1%
CF Industries Holdings	235,802	10,879,904
Dow Chemical	439,740	22,923,646
		33,803,550
Media--5.0%
Cinemark Holdings	553,524	19,207,283
Omnicom Group	486,821	35,985,808
		55,193,091
Pharmaceuticals, Biotech & Life Sciences--9.0%
Bristol-Myers Squibb	209,345	14,028,208
Eli Lilly & Co.	232,279	19,056,169
Merck & Co.	433,614	22,985,878
Pfizer	1,312,525	43,011,444
		99,081,699
Real Estate--2.7%
Communications Sales & Leasing	1,511,611	29,400,834
Retailing--.9%
Staples	850,814	10,269,325
Semiconductors & Semiconductor Equipment--3.7%
Microchip Technology	473,046	22,838,661
Texas Instruments	301,587	17,528,236
		40,366,897
Technology Hardware & Equipment--6.9%
Apple	243,741	28,834,560
Cisco Systems	1,718,921	46,840,597
		75,675,157
Telecommunication Services--7.0%
AT&T	1,522,786	51,272,205
Vodafone Group, ADR	748,796	25,129,594
		76,401,799
Utilities--1.9%

NRG Yield, Cl. A	150,659	2,047,456
NRG Yield, Cl. C	1,289,923	18,239,511
		20,286,967
Total Common Stocks
(cost $964,493,778)		1,087,819,853

Preferred Stocks--1.0%
Utilities
Nextera Energy
(cost $11,066,797)	207,810	11,007,696

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $54,153)	54,153 [a]	54,153
Total Investments (cost $975,614,728)	100.2%	1,098,881,702
Liabilities, Less Cash and Receivables	(.2%)	(1,787,672)
Net Assets	100.0%	1,097,094,030

ADR - American Depository Receipts

a	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $123,344,930 of which $159,267,712 related to appreciated investment securities and $35,922,782 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	15.5
Food, Beverage & Tobacco	13.8
Energy	9.3
Pharmaceuticals, Biotech & Life Sciences	9.0
Capital Goods	7.9
Telecommunication Services	7.0
Technology Hardware & Equipment	6.9
Insurance	5.8
Media	5.0

Semiconductors & Semiconductor Equipment	3.7
Consumer Services	3.2
Materials	3.1
Utilities	2.9
Real Estate	2.7
Health Care Equipment & Services	2.3
Diversified Financials	1.2
Retailing	.9
Money Market Investment	.0
100.2

†	Based on net assets.

STATEMENT OF OPTIONS WRITTEN
November 30, 2015 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Phillips 66,
December 2015 @ $95	1,257	(100,560)
(premiums received $175,516)

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 - Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,051,950,655	-	-	1,051,950,655
Equity Securities - Domestic Preferred Stocks†	11,007,696			11,007,696
Equity Securities - Foreign Common Stocks†	35,869,198	-	-	35,869,198
Mutual Funds	54,153	-	-	54,153
Liabilities ($)
Other Financial Instruments:
Options Written	(100,560)	-	-	(100,560)

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--1.8%
GM Financial Automobile Leasing
Trust, Ser. 2014-2A, Cl. A3	1.22	1/22/18	420,000	[a]	419,932
Hyundai Auto Receivables Trust,
Ser. 2012-B, Cl. C	1.95	10/15/18	6,604,000		6,619,735
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. B	1.55	10/15/18	4,015,000		4,019,872
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	4,788,293		4,808,154
					15,867,693
Casinos--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	254,000	[a]	257,538
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	326,000	[a]	331,862
					589,400
Commercial Mortgage Pass-Through Ctfs.--.5%
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.46	3/10/44	55,270	[b]	55,246
Morgan Stanley Capital I Trust,
Ser. 2006-HQ10, Cl. A4FX	5.33	11/12/41	4,665,707		4,748,149
					4,803,395
Consumer Discretionary--5.8%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	7,200,000		7,161,631
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,485,098
American Airlines,
Bonds	3.38	11/1/28	4,604,969		4,458,761
Grupo Televisa,

Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,631,149
Hyundai Capital America
Sr. Unscd. Notes	2.40	10/30/18	2,665,000	[a]	2,660,120
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,714,195
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,468,440
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,745,780
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	2,250,000	[a]	2,166,908
					50,492,082
Consumer Staples--4.6%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,420,454
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,335,000		3,327,493
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	4,340,000		4,365,263
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,305,040
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,203,513
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,606,944
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		4,798,496
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,522,467
					40,549,670
Energy--3.0%
Apache,
Sr. Unscd. Notes	3.25	4/15/22	2,750,000		2,714,082
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,303,216
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,293,623
Halliburton,

Sr. Unscd. Notes	3.38	11/15/22	2,825,000		2,843,038
Petrobras Global Finance,
Gtd. Notes	3.88	1/27/16	6,387,000		6,363,049
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	2,765,000	[c]	2,281,396
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,539,945
					26,338,349
Financial--16.7%
American Express Credit,
Sr. Unscd. Notes	1.80	7/31/18	6,735,000		6,727,955
American Honda Finance,
Sr. Unscd. Notes	1.20	7/14/17	3,450,000		3,442,034
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,410,512
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000		7,100,868
Bank of Montreal,
Sr. Unscd. Bonds	1.40	4/10/18	4,605,000		4,577,057
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,225,767
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	11,135,000		11,239,881
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	5,470,000		5,293,521
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,097,907
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	2,293,000	[a]	2,288,941
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	[b]	3,696,438
General Electric Capital,
Gtd. Notes	5.30	2/11/21	792,000		902,081
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000		7,933,749
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		11,029,770
Intercontinental Exchange,

Gtd. Notes	2.75	12/1/20	6,195,000		6,218,200
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,861,967
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		4,579,815
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,241,052
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,152,099
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	6,820,000	c	6,824,842
Royal Bank of Canada,
Covered Bonds	1.20	9/19/17	3,330,000		3,321,559
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,566,293
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	5,990,000		6,677,388
Societe Generale,
Gtd. Notes	2.63	10/1/18	3,000,000		3,046,869
Societe Generale,
Sub. Notes	4.25	4/14/25	4,640,000	[a]	4,487,785
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,698,588
					146,642,938
Foreign/Governmental--2.2%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,425,145
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		5,680,996
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,016,668
					19,122,809
Health Care--3.9%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	4,415,000		4,417,309
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,617,502
Amgen,

Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,222,543
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		6,583,448
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,436,843
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,587,050
Unitedhealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,371,566
					34,236,261
Industrial--2.9%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000		6,119,300
Burlington North Santa Fe,
Sr. Unscd. Debs.	5.65	5/1/17	5,530,000		5,861,457
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,604,656
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,088,083
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,659,946
					25,333,442
Information Technology--8.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		7,026,556
Apple,
Sr. Unscd. Notes	2.00	5/6/20	5,915,000		5,914,142
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,176,582
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,362,300
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,542,726
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,100,444
Flextronics International,
Gtd. Notes	4.75	6/15/25	4,265,000	[a]	4,118,156
Intel,

Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,958,873
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000		6,591,285
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000		6,945,820
QUALCOMM,
Sr. Unscd. Notes	2.25	5/20/20	4,420,000	[c]	4,351,976
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	2,710,000		2,287,348
Thomson Reuters,
Sr. Unscd. Notes	1.65	9/29/17	4,305,000		4,299,382
					72,675,590
Materials--.5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000		4,328,912
Municipal Bonds--5.3%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000		4,881,600
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000		3,316,715
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	11,000,000		11,181,830
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,541,300
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	6,450,000		6,440,970
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	4,305,000		4,296,390
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,693,841
					46,352,646
Telecommunication Services--3.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,489,447
British Telecommunications,

Sr. Unscd. Notes	1.25	2/14/17	4,900,000		4,889,298
Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	6,635,000		6,671,930
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,773,141
					30,823,816
U.S. Government Agencies--1.0%
Federal Home Loan Bank,
Bonds	5.38	5/15/19	4,795,000	[c]	5,418,638
Federal National Mortgage
Association, Notes	2.00	4/30/20	3,610,000	[d]	3,661,508
					9,080,146
U.S. Government Agencies/Mortgage-Backed--1.0%
Federal National Mortgage Association;
3.69%, 6/1/17			4,733,270	[d]	4,859,010
Government National Mortgage Association I:
Ser. 2013-17, Cl. AB,
2.30%, 1/16/49			3,974,717		3,971,992
Ser. 2005-59, Cl. C, 4.98%,
2/16/37			121,191	[b]	121,005
					8,952,007
U.S. Government Securities--36.4%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			22,899,003	[e]	22,905,254
Notes, 0.13%, 4/15/20			8,936,863	[c,e]	8,868,496
Notes, 0.63%, 7/15/21			7,474,993	[e]	7,590,624
U.S. Treasury Notes:
0.63%, 5/31/17			17,750,000		17,692,792
0.63%, 6/30/17			5,465,000	[c]	5,446,211
0.63%, 9/30/17			27,500,000	[c]	27,365,195
0.75%, 1/15/17			27,680,000		27,679,446
0.75%, 10/31/17			27,530,000	[c]	27,436,976
0.88%, 12/31/16			33,390,000	[c]	33,434,342
0.88%, 1/31/17			38,010,000	[c]	38,058,273
0.88%, 2/28/17			17,250,000	[c]	17,272,580
1.88%, 8/31/17			20,610,000		20,963,832
2.00%, 11/30/20			5,955,000		6,039,906
2.00%, 7/31/22			2,045,000		2,049,274

2.00%, 2/15/25			4,800,000	4,714,310
2.25%, 11/15/24			13,270,000	13,333,497
2.63%, 1/31/18			37,080,000	38,358,259
				319,209,267
Utilities--.8%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000	3,038,463
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000	3,682,515
				6,720,978
Total Bonds and Notes
(cost $861,372,295)				862,119,401

Other Investment--.5%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,404,977)			4,404,977 [f]	4,404,977
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,062,250)			10,062,250 [f]	10,062,250
Total Investments (cost $875,839,522)			99.9%	876,586,628
Cash and Receivables (Net)			.1%	495,463
Net Assets			100.0%	877,082,091

GO - General Obligation

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $16,731,242 or 1.9% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$139,169,442 and the value of the collateral held by the fund was $142,575,418, consisting of cash collateral of
$10,062,250 and U.S. Government & Agency securities valued at $132,513,168.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal Nationa Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $747,106 of which $8,632,226 related to appreciated investment securities and $7,885,120 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	50.1
U.S. Government Securities	36.4
Municipal Bonds	5.3
Foreign/Governmental	2.2
U.S. Government Agencies/Mortgage-Backed	2.0
Asset-Backed	1.8
Money Market Investments	1.6
Commercial Mortgage-Backed	.5
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	15,867,693	-	15,867,693
Commercial Mortgage-Backed	-	4,803,395	-	4,803,395
Corporate Bonds†	-	438,731,438	-	438,731,438
Foreign Government	-	19,122,809	-	19,122,809
Municipal Bonds†	-	46,352,646	-	46,352,646
Mutual Funds	14,467,227	-	-	14,467,227
U.S. Government Agencies/Mortgage-Backed	-	18,032,153	-	18,032,153
U.S. Treasury	-	319,209,267	-	319,209,267

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2015 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--4.7%
Bridgestone, ADR	25,448		452,007
Daimler	11,057		987,224
Denso, ADR	21,288		508,996
Fiat Chrysler Automobiles	19,595	[a]	279,229
Honda Motor, ADR	16,948		553,861
Nissan Motor, ADR	1,962		42,536
Toyota Motor, ADR	12,548		1,561,222
Volkswagen, ADR	9,650		287,280
			4,672,355
Banks--12.8%
Australia & New Zealand Banking
Group, ADR	30,098		593,232
Banco Bilbao Vizcaya Argentaria,
ADR	85,812		709,663
Banco Santander, ADR	132,515		715,581
Bank of Ireland, ADR	17,000	[a]	252,280
Bank of Yokohama, ADR	12,208		287,865
Barclays, ADR	39,040		525,088
BNP Paribas, ADR	22,011		651,966
Commerzbank, ADR	19,692	[a]	217,400
Commonwealth Bank of Australia,
ADR	6,823	[b]	1,178,095
Credit Agricole, ADR	35,891		215,346
Danske Bank, ADR	29,408		392,891
Erste Group Bank, ADR	8,833	[a]	135,763
Hachijuni Bank, ADR	3,799		229,479
Hang Seng Bank, ADR	8,669		157,776
HSBC Holdings, ADR	22,228		886,897
ING Groep, ADR	40,869		561,540
Intesa Sanpaolo, ADR	31,534		650,231
Lloyds Banking Group, ADR	140,723		623,403

Mitsubishi UFJ Financial Group,
ADR	123,092		795,174
Mizuho Financial Group, ADR	41,000		166,870
National Australia Bank, ADR	58,106		614,761
Shinsei Bank, ADR	50,546		189,042
Societe Generale, ADR	49,795		476,538
Sumitomo Mitsui Financial Group,
ADR	33,296		254,714
Sumitomo Mitsui Trust Holdings,
ADR	58,240		220,264
United Overseas Bank, ADR	12,700		348,615
Westpac Banking, ADR	34,715		807,124
			12,857,598
Capital Goods--10.1%
ABB, ADR	30,122	[a]	566,896
Airbus Group, ADR	31,572		568,927
Asahi Glass, ADR	38,076		223,125
Atlas Copco, Cl. A, ADR	11,747		315,642
Atlas Copco, Cl. B, ADR	9,020		224,237
BAE Systems, ADR	11,789		365,459
CK Hutchison Holdings, ADR	24,471		321,794
FANUC, ADR	12,000		357,000
ITOCHU, ADR	5,705		139,031
Kajima, ADR	5,417		303,081
Kawasaki Heavy Industries, ADR	17,754		282,821
Keppel, ADR	24,187		223,972
Komatsu, ADR	14,788		244,963
Kubota, ADR	5,271		439,338
Marubeni, ADR	4,423		245,211
Metso, ADR	30,248		187,326
Mitsubishi Electric, ADR	18,575		411,436
Mitsubishi, ADR	9,957		335,451
Mitsui & Co., ADR	811		198,087
Nidec, ADR	15,562		301,592
NSK, ADR	13,210		330,250
Rolls-Royce Holdings, ADR	28,230		257,740
Sandvik, ADR	31,376		324,428
Siemens, ADR	8,411		876,006

SKF, ADR	14,890		259,384
Sumitomo Electric Industries, ADR	27,020		387,197
Sumitomo, ADR	24,536		261,799
Teijin, ADR	6,424		229,658
Toray Industries, ADR	17,640		320,519
TOTO, ADR	9,445		324,908
Volvo, ADR	25,352		262,647
			10,089,925
Commercial & Professional Services--1.6%
Dai Nippon Printing, ADR	24,828		242,520
Experian, ADR	22,173		412,861
Secom, ADR	32,120		550,858
Toppan Printing, ADR	39,905		353,558
			1,559,797
Consumer Durables & Apparel--3.2%
Adidas, ADR	9,575		462,664
Casio Computer, ADR	1,290		283,826
Cie Financiere Richemont, ADR	40,900		303,887
Electrolux, Cl. B, ADR	4,367		255,426
LVMH Moet Hennessy Louis Vuitton,
ADR	17,119		568,180
Panasonic, ADR	29,520		332,572
Pandora, ADR	11,400		337,782
Sega Sammy Holdings, ADR	95,384		261,352
Sony, ADR	15,522		402,330
			3,208,019
Consumer Services--1.2%
Compass Group, ADR	30,425		533,350
InterContinental Hotels Group, ADR	8,247		315,530
Sodexo, ADR	20,210		399,552
			1,248,432
Diversified Financials--3.1%
Computershare, ADR	33,642		282,593
Credit Suisse Group, ADR	21,157	[a]	466,512
Daiwa Securities Group, ADR	49,790		324,631
Deutsche Bank	17,206		442,022
Nomura Holdings, ADR	58,857		347,845
ORIX, ADR	5,179		374,183

UBS Group	45,801		877,547
			3,115,333
Energy--4.6%
BG Group, ADR	34,739		534,807
BP, ADR	26,066		901,884
ENI, ADR	16,175		522,291
Repsol, ADR	22,157		288,041
Royal Dutch Shell, Cl. A, ADR	8,674		431,618
Royal Dutch Shell, Cl. B, ADR	1,593		79,554
Statoil, ADR	13,355		205,266
Technip, ADR	20,809		269,893
Total, ADR	21,569		1,066,587
Woodside Petroleum, ADR	16,415		358,996
			4,658,937
Food & Staples Retailing--1.3%
Aeon, ADR	21,968		340,065
Delhaize Group, ADR	11,319		280,938
J. Sainsbury, ADR	5,418		82,083
Koninklijke Ahold, ADR	18,803		406,897
Tesco, ADR	24,255		183,853
			1,293,836
Food, Beverage & Tobacco--8.0%
Ajinomoto, ADR	15,230		350,595
Anheuser-Busch InBev, ADR	6,685		858,755
British American Tobacco, ADR	7,204		833,791
Coca-Cola Amatil, ADR	19,462		127,281
Coca-Cola HBC, ADR	11,462	[a]	278,527
Danone, ADR	38,759		541,851
Diageo, ADR	5,698		652,763
Heineken, ADR	7,509		332,949
Imperial Tobacco Group, ADR	5,237		564,706
Kirin Holdings, ADR	24,382		343,786
Nestle, ADR	27,705		2,048,508
Orkla, ADR	26,607		213,920
SABMiller, ADR	8,978		545,862
Yamazaki Baking, ADR	2,023		379,887
			8,073,181
Health Care Equipment & Services--1.7%

Essilor International, ADR	9,284		605,781
Fresenius Medical Care & Co., ADR	11,300		465,560
Olympus, ADR	7,140		285,386
Smith & Nephew, ADR	9,703		328,932
			1,685,659
Household & Personal Products--2.9%
Henkel & Co., ADR	3,672		416,258
Kao, ADR	6,988		359,742
L'Oreal, ADR	13,414		475,124
Reckitt Benckiser, ADR	14,141		268,255
Svenska Cellulosa, ADR	9,119		261,442
Unilever (NY Shares)	13,603		594,995
Unilever, ADR	12,538		537,253
			2,913,069
Insurance--5.7%
Aegon (NY Shares)	28,311		172,697
Ageas, ADR	7,836		343,326
AIA Group, ADR	34,000		820,080
Allianz, ADR	55,720		986,801
AXA, ADR	26,500		715,500
Legal & General Group, ADR	26,767		561,839
MS&AD Insurance Group Holdings,
ADR	18,902		265,233
Prudential, ADR	17,032		790,455
Tokio Marine Holdings, ADR	12,055		443,262
Zurich Insurance Group, ADR	23,147	[a]	607,840
			5,707,033
Materials--6.1%
Air Liquide, ADR	25,367		617,940
Akzo Nobel, ADR	12,115		286,399
Alumina, ADR	49,620		159,280
Amcor, ADR	7,596		298,143
Anglo American, ADR	21,523	[a]	65,215
ArcelorMittal (NY Shares)	12,455		60,531
Asahi Kasei, ADR	17,985		244,236
BASF, ADR	9,596		791,478
BHP Billiton Ltd., ADR	14,704		392,303
BHP Billiton PLC, ADR	10,845		262,991

Boral, ADR	14,021		230,420
Glencore, ADR	25,936		74,177
James Hardie Industries, ADR	26,620		317,044
Johnson Matthey, ADR	3,051		259,945
Kobe Steel, ADR	14,450		83,521
Nippon Steel & Sumitomo Metal, ADR	11,082		223,302
Nitto Denko, ADR	8,620		290,925
Norsk Hydro, ADR	37,133		144,447
OJI Holdings, ADR	4,200		181,927
Rio Tinto, ADR	11,524		381,214
South32, ADR	25,039	[a]	105,665
Syngenta, ADR	6,045		447,390
UPM-Kymmene, ADR	10,872		207,329
			6,125,822
Media--2.1%
Pearson, ADR	14,633		180,425
Publicis Groupe, ADR	23,414		367,366
RELX, ADR	26,124		473,367
Sky, ADR	3,357		225,218
Wolters Kluwer, ADR	8,372		289,587
WPP, ADR	4,996		576,938
			2,112,901
Pharmaceuticals, Biotech & Life Sciences--9.6%
AstraZeneca, ADR	23,786		809,913
Bayer, ADR	8,280		1,099,170
Eisai, ADR	5,123		334,276
GlaxoSmithKline, ADR	21,740		880,687
Novartis, ADR	21,287		1,814,504
Novo Nordisk, ADR	19,575		1,076,038
Roche Holding, ADR	51,132		1,712,411
Sanofi, ADR	21,689		959,088
Shire, ADR	2,085		434,431
Teva Pharmaceutical Industries,
ADR	8,300		522,319
			9,642,837
Real Estate--3.5%
British Land, ADR	35,394		457,644
CapitaLand, ADR	60,796		260,626

City Developments, ADR	27,591		142,935
Daiwa House Industry, ADR	18,610		516,148
Hysan Development, ADR	23,301		196,882
Lend Lease Group, ADR	34,516		317,892
Mitsubishi Estate, ADR	18,000		379,440
Sino Land, ADR	25,641		193,590
Sun Hung Kai Properties, ADR	23,037		283,816
Swire Pacific, Cl. A, ADR	22,906		251,737
Westfield Group, ADR	33,714		472,670
			3,473,380
Retailing--1.4%
Hennes & Mauritz, ADR	79,006		581,484
Kingfisher, ADR	33,801		357,953
Marui Group, ADR	15,401		456,233
			1,395,670
Software & Services--1.9%
Dassault Systemes, ADR	4,670		371,475
Fujitsu, ADR	7,602		191,653
NICE Systems, ADR	3,100		190,557
Sage Group, ADR	10,164		358,891
SAP, ADR	10,012		790,948
			1,903,524
Technology Hardware & Equipment--2.8%
Alcatel-Lucent, ADR	46,600	[a]	183,138
Canon, ADR	11,097		335,351
Ericsson, ADR	27,004		261,669
FUJIFILM Holdings, ADR	8,819		358,404
Hitachi, ADR	4,435		261,887
Kyocera, ADR	7,424		343,211
Nokia, ADR	42,250		304,622
Omron, ADR	6,660		245,421
Ricoh, ADR	15,155		156,703
TDK, ADR	4,571		329,661
			2,780,067
Telecommunication Services--5.1%
BT Group, ADR	8,084		604,683
Deutsche Telekom, ADR	40,234		738,696
Nippon Telegraph & Telephone, ADR	7,682		286,308

Orange, ADR	22,352		384,231
Singapore Telecommunications, ADR	1,960		53,155
SoftBank Group, ADR	18,000		477,000
Swisscom, ADR	6,236		306,437
Telecom Italia, ADR	21,096		272,560
Telefonica, ADR	43,083		528,628
Telenor, ADR	5,096		265,756
Telstra, ADR	17,148		330,956
Vodafone Group, ADR	24,564		824,368
			5,072,778
Transportation--2.2%
ANA Holdings, ADR	36,722		210,050
Deutsche Lufthansa, ADR	14,116	[a]	201,859
International Consolidated
Airlines Group, ADR	8,462	[a]	361,412
MTR, ADR	9,662		458,559
Nippon Yusen, ADR	73,373		376,844
Ryanair Holdings, ADR	3,365		258,768
TNT Express, ADR	41,044		334,217
			2,201,709
Utilities--3.6%
Centrica, ADR	19,270		251,281
CLP Holdings, ADR	18,613		157,094
E.ON, ADR	22,394		212,519
Enel, ADR	101,507		444,601
Energias de Portugal, ADR	4,730		157,887
Engie, ADR	15,036		261,175
Hong Kong & China Gas, ADR	111,620		222,682
Iberdrola, ADR	22,148		620,144
National Grid, ADR	6,644		461,426
RWE, ADR	6,280		71,655
SSE, ADR	14,160		306,847
United Utilities Group, ADR	8,447		245,014
Veolia Environnement, ADR	10,027		239,344
			3,651,669
Total Common Stocks
(cost $122,813,940)			99,443,531

	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 2/25/16	45,000	[c]	44,981
0.08%, 3/17/16	15,000	[c]	14,992
Total Short-Term Investments
(cost $59,993)			59,973

Other Investment--.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $117,724)	117,724	[d]	117,724
Total Investments (cost $122,991,657)	99.4%		99,621,228
Cash and Receivables (Net)	.6%		582,319
Net Assets	100.0%		100,203,547

ADR - American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
November 30, 2015, this security was valued at $1,178,095 or 1.2% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $23,370,429 of which $15,077,583 related to appreciated investment securities and $38,448,012 related to depreciated investment securities. At
November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.8
Capital Goods	10.1
Pharmaceuticals, Biotech & Life Sciences	9.6
Food, Beverage & Tobacco	8.0
Materials	6.1
Insurance	5.7
Telecommunication Services	5.1

Automobiles & Components	4.7
Energy	4.6
Utilities	3.6
Real Estate	3.5
Consumer Durables & Apparel	3.2
Diversified Financials	3.1
Household & Personal Products	2.9
Technology Hardware & Equipment	2.8
Transportation	2.2
Media	2.1
Software & Services	1.9
Health Care Equipment & Services	1.7
Commercial & Professional Services	1.6
Retailing	1.4
Food & Staples Retailing	1.3
Consumer Services	1.2
Short-Term/Money Market Investments	.2
99.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2015 ($)
Financial Futures Long
MSCI EAFE Index	5	436,000	December 2015	(1,113)

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	99,443,531	-	-	99,443,531
Mutual Funds	117,724	-	-	117,724
U.S. Treasury	-	59,973	-	59,973
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(1,113)	-	-	(1,113)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2015 (Unaudited)

Common Stocks--103.0%	Shares	Value ($)
Australia--7.7%
Australia & New Zealand Banking Group	88,065	1,729,150
Commonwealth Bank of Australia	98,037	5,631,629
Insurance Australia Group	660,160	2,644,956
National Australia Bank	195,751	4,160,668
Sydney Airport	327,573	1,563,549
Telstra	149,548	579,702
Westpac Banking	160,890	3,740,843
		20,050,497
Belgium--.0%
Proximus	400	13,213
Brazil--2.8%
AMBEV	722,400	3,480,366
Banco do Brasil	638,600	2,688,755
Cielo	124,795	1,132,477
		7,301,598
Canada--5.8%
BCE	46,900	2,018,654
CI Financial	75,500	1,794,429
Inter Pipeline	150,700	2,620,281
National Bank of Canada	101,900	3,339,820
RioCan Real Estate Investment Trust	66,600	1,274,200
Shaw Communications, Cl. B	86,300	1,791,333
TELUS	47,300	1,503,173
TransCanada	22,000	694,208
		15,036,098
China--3.0%
Bank of China, Cl. H	5,907,500	2,621,001
Jiangsu Expressway, Cl. H	1,221,300	1,581,470
Zhejiang Expressway, Cl. H	3,080,700	3,742,875
		7,945,346
Colombia--1.4%

Ecopetrol	8,611,368	3,573,693
France--5.8%
Klepierre	29,855	1,355,096
Renault	84,270	8,503,748
Total	71,633	3,557,129
Unibail-Rodamco	7,131	1,831,572
		15,247,545
Germany--4.6%
Muenchener Rueckversicherungs	20,332	4,097,634
ProSiebenSat.1 Media	152,913	8,029,516
		12,127,150
Hong Kong--.6%
SJM Holdings	1,970,000	1,445,718
Israel--3.1%
Bezeq The Israeli Telecommunication	3,709,924	7,991,829
Italy--.9%
Eni	41,694	679,276
Snam	304,908	1,549,539
		2,228,815
Japan--14.7%
Aozora Bank	1,060,000	3,737,124
Asahi Glass	249,000	1,464,468
Canon	22,800	688,260
Daito Trust Construction	50,800	5,278,083
ITOCHU	152,000	1,854,622
JFE Holdings	465,000	7,335,743
Marubeni	601,000	3,329,667
Nippon Steel & Sumitomo Metal	201,900	4,055,221
Nissan Motor	72,000	768,838
NTT DOCOMO	67,100	1,268,959
Sumitomo	360,200	3,825,845
Takeda Pharmaceutical	101,400	4,928,320
		38,535,150
Macau--1.8%
Sands China	1,389,000	4,693,627
New Zealand--2.6%
Auckland International Airport	937,519	3,258,403
Mighty River Power	278,500	531,635

Spark New Zealand	1,376,300		3,021,341
			6,811,379
Norway--2.8%
Gjensidige Forsikring	457,313		7,382,848
Poland--.6%
Bank Handlowy w Warszawie	58,876		1,045,797
Synthos	686,553		616,718
			1,662,515
Singapore--1.1%
Ascendas Real Estate Investment Trust	805,000		1,363,971
DBS Group Holdings	122,000		1,427,103
			2,791,074
South Africa--2.0%
Coronation Fund Managers	185,759		780,892
MMI Holdings	1,187,888		1,944,205
Vodacom Group	244,779		2,472,173
			5,197,270
South Korea--2.6%
POSCO	47,086		6,871,494
Spain--5.1%
Banco Santander	758,300		4,140,494
CaixaBank	890,400		3,261,576
Red Electrica	68,600		5,885,301
			13,287,371
Sweden--2.6%
Investor, Cl. B	109,836		4,186,004
Skanska, Cl. B	130,962		2,606,687
			6,792,691
Switzerland--4.3%
Nestle	17,438		1,294,058
Novartis	61,699		5,274,265
Transocean	218,132		3,148,428
Zurich Insurance Group	5,802	[a]	1,527,688
			11,244,439
Taiwan--5.2%
Chicony Electronics	430,280		992,589
MediaTek	713,000		5,690,108
Siliconware Precision Industries	4,178,000		5,503,768

Taiwan Mobile	429,000		1,295,858
			13,482,323
Thailand--3.0%
Charoen Pokphand Foods	13,339,500		7,778,894
Turkey--.2%
Eregli Demir ve Celik Fabrikalari	479,589		618,984
United Kingdom--18.0%
Aberdeen Asset Management	82,457		396,656
AstraZeneca	62,535		4,240,611
BAE Systems	504,080		3,921,221
BP	782,992		4,543,092
British American Tobacco	141,985		8,271,428
GlaxoSmithKline	198,637		4,055,190
HSBC Holdings	262,203		2,091,005
Legal & General Group	1,053,819		4,309,108
National Grid	294,719		4,109,385
Persimmon	60,606	a	1,747,978
Royal Dutch Shell, Cl. A	118,032		2,920,713
SSE	177,109		3,825,087
Standard Life	190,284		1,193,628
Unilever	17,544		748,824
Vodafone Group	191,758		647,646
			47,021,572
United States--.7%
iShares MSCI EAFE ETF	31,000		1,880,150
Total Common Stocks
(cost $280,607,006)			269,013,283

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,905,918)	1,905,918	[b]	1,905,918
Total Investments (cost $282,512,924)	103.7%		270,919,201
Liabilities, Less Cash and Receivables	(3.7%)		(9,713,944)
Net Assets	100.0%		261,205,257

ETF -- Exchange-Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $11,593,723 of which $16,886,805 related to appreciated investment securities and $28,480,528 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	31.0
Industrial	10.4
Consumer Discretionary	9.6
Energy	8.6
Telecommunication Services	8.6
Consumer Staples	8.3
Materials	7.2
Health Care	7.1
Utilities	6.1
Information Technology	5.4
Exchange-Traded Funds	.7
Money Market Investment	.7
103.7

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	267,133,133	-	-	267,133,133
Exchange-Traded Funds	1,880,150	-	-	1,880,150
Mutual Funds	1,905,918	-	-	1,905,918

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2015 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Australia--3.7%
ASX	177,345		5,308,525
Dexus Property Group	1,713,673		9,518,064
Goodman Group	1,445,651		6,398,444
Lend Lease Group	804,902		7,421,858
Woodside Petroleum	575,732		12,536,912
			41,183,803
Belgium--1.6%
Anheuser-Busch InBev	107,279		13,822,452
bpost	191,726		4,659,050
			18,481,502
Brazil--.9%
Aperam	296,241	[a]	10,075,224
France--12.7%
Airbus Group	148,700		10,752,502
Atos	105,398		8,629,122
AXA	617,494		16,708,247
Cap Gemini	122,500		11,301,559
Carrefour	430,000		13,256,910
Cie Generale des Etablissements Michelin	114,980		11,528,613
Eiffage	88,732		5,582,781
Safran	111,848		8,257,901
Sanofi	220,158		19,627,390
Societe Generale	363,682		17,360,275
Thales	156,951		11,685,759
Total	158,219		7,856,788
			142,547,847
Germany--8.0%
Commerzbank	1,858,158	[a]	20,456,857
Continental	65,735		15,883,690
Evonik Industries	232,255		7,935,854
Infineon Technologies	1,143,129		16,944,996
Muenchener Rueckversicherungs	45,101		9,089,485

ProSiebenSat.1 Media SE	248,005		13,022,830
Wacker Chemie	69,647		6,261,372
			89,595,084
Hong Kong--1.6%
AIA Group	3,032,600		18,109,278
Ireland--1.7%
Bank of Ireland	22,175,727	[a]	8,270,678
Smurfit Kappa Group	386,142		10,550,283
			18,820,961
Israel--2.9%
Bezeq The Israeli Telecommunication	4,020,326		8,660,490
Teva Pharmaceutical Industries, ADR	381,649		24,017,172
			32,677,662
Italy--4.0%
Assicurazioni Generali	635,625		12,088,211
Banco Popolare	416,651	[a]	6,008,881
Enel	2,578,777		11,372,470
Prysmian	245,800		5,375,771
Telecom Italia	7,703,378	[a]	9,962,107
			44,807,440
Japan--22.7%
Aisin Seiki	424,500		17,000,691
Chubu Electric Power	576,200		7,950,249
East Japan Railway	72,200		6,815,305
Fujitsu	2,261,000		11,417,040
Hitachi Chemical	305,000		5,079,204
Japan Airlines	309,900		10,598,530
KDDI	676,500		16,805,337
Mitsubishi Electric	1,319,000		14,604,362
Murata Manufacturing	51,100		7,928,595
Nintendo	75,000		11,518,075
Nippon Shokubai	79,500		5,954,427
Nitto Denko	102,800		6,927,935
Panasonic	1,728,000		19,617,222
Resona Holdings	2,068,800		10,096,954
Secom	102,800		7,045,683
Seven & I Holdings	484,300		21,716,783
Shionogi & Co.	271,300		11,958,357

Sony	673,800		17,389,623
Sumitomo Mitsui Financial Group	588,000		22,435,711
TDK	118,200		8,497,725
Tosoh	2,375,000		13,312,348
			254,670,156
Netherlands--3.6%
Heineken	137,763		12,249,740
NXP Semiconductors	121,612	[a]	11,365,858
RELX	989,908		17,136,804
			40,752,402
Portugal--1.0%
Galp Energia	1,067,848		11,361,285
Singapore--1.8%
ComfortDelGro	1,663,800		3,456,052
Oversea-Chinese Banking	1,992,900		12,249,437
Singapore Exchange	845,700		4,520,632
			20,226,121
Spain--3.7%
ACS Actividades de Construccion y Servicios	347,602		11,337,243
Banco Bilbao Vizcaya Argentaria	2,871,790		23,836,512
Distribuidora Internacional de Alimentacion	929,983	[a]	5,878,717
			41,052,472
Sweden--2.5%
Boliden	397,408		7,304,054
SKF, Cl. B	580,600		10,125,119
Svenska Cellulosa, Cl. B	368,446		10,628,656
			28,057,829
Switzerland--5.2%
Actelion	61,460	[a]	8,631,939
Adecco	137,375	[a]	9,400,010
Julius Baer Group	139,882	[a]	6,694,649
Novartis	259,365		22,171,504
Swiss Life Holding	46,700	[a]	11,778,831
			58,676,933
United Kingdom--20.7%
AstraZeneca	449,004		30,447,769
Aviva	1,555,433		11,982,529
BAE Systems	1,078,754		8,391,591

BG Group	838,321	13,023,602
HSBC Holdings	3,115,054	24,841,801
Imperial Tobacco Group	293,821	15,877,671
Marks & Spencer Group	1,774,530	13,429,844
National Grid	796,759	11,109,530
Petrofac	460,441	5,721,099
Prudential	688,750	15,969,556
Sky	1,126,923	18,771,584
Unilever	734,109	31,333,718
Whitbread	128,085	8,773,447
Wolseley	141,105	8,190,410
WPP	656,453	15,176,218
		233,040,369
United States--.7%
iShares MSCI EAFE ETF	134,610	8,164,097
Total Common Stocks
(cost $1,146,839,967)		1,112,300,465

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,812,796)	3,812,796 [b]	3,812,796
Total Investments (cost $1,150,652,763)	99.3%	1,116,113,261
Cash and Receivables (Net)	.7%	8,111,645
Net Assets	100.0%	1,124,224,906

ADR - American Depository Receipts
ETF - Exchange Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $34,539,502 of which $36,943,945 related to appreciated investment securities and $71,483,447 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.5

Consumer Discretionary	13.9
Industrial	13.2
Consumer Staples	11.1
Health Care	10.4
Materials	7.2
Information Technology	7.1
Utilities	3.4
Energy	3.3
Telecommunication Services	3.2
Exchange-Traded Funds	.7
Money Market Investment	.3
99.3

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	1,104,136,368	-	-	1,104,136,368
Exchange-Traded Funds	8,164,097	-	-	8,164,097
Mutual Funds	3,812,796	-	-	3,812,796

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2015 (Unaudited)

Common Stocks--48.9%	Shares	Value ($)
Banks--1.3%
Bank of America	100,370	1,749,449
Capital Goods--5.4%
3M	8,590	1,345,022
Boeing	2,584	375,843
Donaldson	7,384	231,858
Eaton	24,365	1,417,068
Emerson Electric	4,085	204,250
Fastenal	6,620	268,640
Flowserve	5,420	250,621
Honeywell International	12,410	1,290,019
Illinois Tool Works	11,800	1,108,964
MSC Industrial Direct, Cl. A	2,811	173,439
Toro	4,540	349,898
W.W. Grainger	532	106,687
		7,122,309
Consumer Durables & Apparel--.3%
NIKE, Cl. B	3,183	421,047
Consumer Services--1.6%
McDonald's	2,504	285,857
Starbucks	7,032	431,694
Yum! Brands	19,460	1,411,045
		2,128,596
Diversified Financials--4.0%
Capital One Financial	22,225	1,744,885
Intercontinental Exchange	7,474	1,942,044
Invesco	45,518	1,533,501
		5,220,430

Energy--4.0%
EOG Resources	3,986		332,552
Halliburton	34,221		1,363,707
Marathon Petroleum	25,400		1,483,614
Occidental Petroleum	2,231		168,641
Schlumberger	3,306		255,058
Valero Energy	22,525		1,618,646
			5,222,218
Food, Beverage & Tobacco--3.6%
Constellation Brands, Cl. A	10,200		1,430,652
PepsiCo	17,625		1,765,320
Philip Morris International	17,320		1,513,595
			4,709,567
Health Care Equipment & Services--1.6%
C.R. Bard	2,234		417,356
Cerner	4,630	a	275,948
Intuitive Surgical	570	a	296,411
ResMed	8,000		476,560
Stryker	3,762		362,882
Varian Medical Systems	3,171	a	256,153
			2,085,310
Household & Personal Products--.5%
Colgate-Palmolive	4,451		292,342
Estee Lauder, Cl. A	3,730		313,768
			606,110
Insurance--1.3%
Hartford Financial Services Group	38,700		1,766,268
Materials--2.0%
Dow Chemical	29,640		1,545,133
Ecolab	2,650		315,774
FMC	5,215		224,089
Monsanto	3,004		285,861
Praxair	2,698		304,334

			2,675,191
Media--1.8%
Comcast, Cl. A	37,470		2,280,424
Walt Disney	1,270		144,107
			2,424,531
Pharmaceuticals, Biotech & Life Sciences--6.1%
AbbVie	24,340		1,415,371
Allergan	3,950	a	1,239,865
Biogen	845	a	242,397
Celgene	14,256	a	1,560,319
Gilead Sciences	2,845		301,456
Johnson & Johnson	28,385		2,873,697
Mettler-Toledo International	1,011	a	346,551
			7,979,656
Retailing--2.8%
Amazon.com	2,320	a	1,542,336
Lowe's	18,750		1,436,250
The TJX Companies	6,796		479,798
Tractor Supply	2,199		196,481
			3,654,865
Semiconductors & Semiconductor Equipment--1.2%
Avago Technologies	12,390		1,616,275
Software & Services--8.7%
Adobe Systems	4,037	a	369,224
Alphabet, Cl. A	355	a	270,812
Alphabet, Cl. C	355	a	263,623
Automatic Data Processing	3,815		329,082
Cognizant Technology Solutions,
Cl. A	5,080	a	328,066
Facebook, Cl. A	23,530	a	2,452,767
Jack Henry & Associates	3,970		315,139
MasterCard, Cl. A	5,075		496,944
Microsoft	34,439		1,871,760

Oracle	7,336		285,884
Paychex	6,651		360,817
salesforce.com	26,555	a	2,116,168
ServiceNow	22,490	a	1,956,855
			11,417,141
Technology Hardware & Equipment--2.5%
Amphenol, Cl. A	7,768		427,628
Cisco Systems	11,628		316,863
Palo Alto Networks	12,095	a	2,265,877
TE Connectivity	3,290		220,726
			3,231,094
Transportation--.2%
Expeditors International of
Washington	6,540		317,452
Total Common Stocks
(cost $49,940,955)			64,347,509

Other Investments--51.4%
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl. M	1,776,934	b	15,939,100
Dreyfus Institutional Preferred
Plus Money Market Fund	932,849	c	932,849
Dreyfus Research Growth Fund, Cl. Y	1,898,767	b	28,215,676
Dreyfus Strategic Value Fund, Cl. Y	557,963	b	22,513,815
Total Other Investments
(cost $58,492,018)			67,601,440
Total Investments (cost $108,432,973)	100.3%		131,948,949
Liabilities, Less Cash and Receivables	(.3%)		(416,170)
Net Assets	100.0%		131,532,779

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $23,515,976 of which $23,939,258 related to appreciated investment securities and $423,282 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	50.7
Software & Services	8.7
Pharmaceuticals, Biotech & Life Sciences	6.1
Capital Goods	5.4
Diversified Financials	4.0
Energy	4.0
Food, Beverage & Tobacco	3.6
Retailing	2.8
Technology Hardware & Equipment	2.5
Materials	2.0
Media	1.8
Health Care Equipment & Services	1.6
Consumer Services	1.6
Banks	1.3
Insurance	1.3
Semiconductors & Semiconductor Equipment	1.2
Money Market Investment	.7
Household & Personal Products	.5
Consumer Durables & Apparel	.3
Transportation	.2
100.3

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	62,731,233	-	-	62,731,233
Equity Securities - Foreign Common Stocks†	1,616,276	-	-	1,616,276
Mutual Funds	67,601,440	-	-	67,601,440

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.5%
Visteon	15,000	a	1,798,650
Banks--6.8%
Bank of America	390,320		6,803,278
Citigroup	118,950		6,434,005
JPMorgan Chase & Co.	124,949		8,331,599
Wells Fargo & Co.	97,769		5,387,072
			26,955,954
Capital Goods--6.4%
3M	17,168		2,688,165
Allison Transmission Holdings	48,850		1,365,846
Boeing	29,955		4,356,955
General Dynamics	28,502		4,174,403
General Electric	65,454		1,959,693
Honeywell International	10,896		1,132,639
Illinois Tool Works	11,692		1,098,814
Owens Corning	61,225		2,867,779
PACCAR	23,850		1,239,246
Rockwell Automation	12,831		1,365,732
Spirit Aerosystems Holdings, Cl. A	57,217	a	3,001,032
			25,250,304
Consumer Services--2.0%
Carnival	14,020		708,431
Darden Restaurants	45,401	b	2,550,174
ServiceMaster Global Holdings	37,812	a	1,417,194
Wyndham Worldwide	43,352		3,291,284
			7,967,083
Diversified Financials--4.8%
Affiliated Managers Group	16,436	a	2,912,952
American Express	8,101		580,356
Berkshire Hathaway, Cl. B	47,315	a	6,344,468
Eaton Vance	20,798		747,064

Franklin Resources	71,242		2,986,465
Moody's	9,190		947,673
T. Rowe Price Group	42,551		3,240,259
Waddell & Reed Financial, Cl. A	39,448		1,475,355
			19,234,592
Energy--7.2%
Cameron International	26,997	a	1,843,625
Exxon Mobil	124,152		10,138,252
Marathon Petroleum	62,793		3,667,739
Schlumberger	56,496		4,358,666
Tesoro	35,227		4,057,094
Valero Energy	63,842		4,587,686
			28,653,062
Food & Staples Retailing--3.1%
CVS Health	63,250		5,951,192
Kroger	41,833		1,575,431
Wal-Mart Stores	81,193		4,777,396
			12,304,019
Food, Beverage & Tobacco--3.9%
Altria Group	106,602		6,140,275
Bunge	34,097		2,271,201
PepsiCo	64,060		6,416,250
Pilgrim's Pride	28,735	b	618,665
			15,446,391
Health Care Equipment & Services--5.3%
Abbott Laboratories	93,408		4,195,887
Anthem	29,785		3,883,368
Cigna	15,646		2,111,897
DENTSPLY International	41,402		2,511,445
Express Scripts Holding	31,390	a	2,683,217
HCA Holdings	36,533	a	2,486,436
Hologic	79,415	a	3,204,395
			21,076,645
Household & Personal Products--2.1%
Estee Lauder, Cl. A	41,502		3,491,148
Procter & Gamble	65,944		4,935,249
			8,426,397
Insurance--2.2%

Allstate	11,438		717,849
Prudential Financial	46,881		4,057,551
Travelers	36,101		4,136,092
			8,911,492
Materials--2.8%
Air Products & Chemicals	5,140		703,615
Crown Holdings	24,240	a	1,258,298
Dow Chemical	30,377		1,583,553
LyondellBasell Industries, Cl. A	45,505		4,360,289
Mosaic	75,275		2,381,701
Reliance Steel & Aluminum	14,005		823,634
			11,111,090
Media--4.6%
Comcast, Cl. A	66,607		4,053,702
Time Warner	49,096		3,435,738
Twenty-First Century Fox, Cl. A	123,416		3,642,006
Walt Disney	62,434		7,084,386
			18,215,832
Pharmaceuticals, Biotech & Life Sciences--11.2%
Agilent Technologies	86,065		3,599,238
Amgen	38,294		6,169,163
Biogen	3,715	a	1,065,685
Celgene	5,271	a	576,911
Charles River Laboratories
International	10,280	a	787,140
Gilead Sciences	63,747		6,754,632
Johnson & Johnson	83,093		8,412,335
Merck & Co.	106,696		5,655,955
Mettler-Toledo International	9,071	a	3,109,357
Pfizer	235,041		7,702,294
Zoetis	16,317		762,004
			44,594,714
Real Estate--3.8%
General Growth Properties	129,782	c	3,305,548
Host Hotels & Resorts	177,272	c	2,942,715
Post Properties	14,115	c	832,220
Public Storage	17,710	c	4,251,463
Simon Property Group	4,074	c	758,742

Taubman Centers	39,692	c	2,852,664
			14,943,352
Retailing--5.6%
Amazon.com	2,125	a	1,412,700
Bed Bath & Beyond	49,056	a,b	2,674,533
Dollar General	16,750		1,095,617
eBay	28,155	a	833,106
Home Depot	52,144		6,981,039
Lowe's	71,819		5,501,335
Target	52,229		3,786,602
			22,284,932
Semiconductors & Semiconductor Equipment--1.3%
Analog Devices	14,095		868,675
Intel	56,153		1,952,440
Texas Instruments	40,736		2,367,576
			5,188,691
Software & Services--12.6%
Accenture, Cl. A	46,962		5,035,266
Alphabet, Cl. A	9,322	a	7,111,288
Alphabet, Cl. C	9,321	a	6,921,775
Citrix Systems	44,865	a	3,439,800
DST Systems	7,450		910,986
Electronic Arts	61,390	a	4,161,628
Facebook, Cl. A	9,981	a	1,040,419
International Business Machines	38,936		5,428,457
Intuit	15,855		1,588,671
Microsoft	99,120		5,387,172
VeriSign	17,238	a,b	1,541,767
Visa, Cl. A	94,875		7,496,074
			50,063,303
Technology Hardware & Equipment--5.2%
Apple	149,506		17,686,560
NCR	113,560	a	3,078,612
			20,765,172
Telecommunication Services--2.6%
AT&T	17,202		579,191
CenturyLink	106,263		2,861,663
Verizon Communications	150,174		6,825,408

			10,266,262
Transportation--3.7%
Delta Air Lines	36,862		1,712,609
JetBlue Airways	68,290	a	1,689,495
Old Dominion Freight Line	43,292	a	2,758,133
Southwest Airlines	99,336		4,557,536
Union Pacific	45,172		3,792,189
			14,509,962
Utilities--2.0%
FirstEnergy	103,920		3,262,049
NextEra Energy	39,100		3,904,526
Public Service Enterprise Group	15,134		591,739
			7,758,314
Total Common Stocks
(cost $331,478,984)			395,726,213
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,272,190)	1,272,190	[d]	1,272,190
Total Investments (cost $332,751,174)	100.0%		396,998,403
Liabilities, Less Cash and Receivables	(.0%)		(167,447)
Net Assets	100.0%		396,830,956

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $6,470,505 and the value of the collateral held by the fund was $6,673,958 ,consisting of cash collateral of $1,272,190 and U.S. Government and
Agency securities valued at $5,401,768.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $64,247,229 of which $80,483,048 related to appreciated investment securities and $16,235,819 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.6

Pharmaceuticals, Biotech & Life Sciences	11.2
Energy	7.2
Banks	6.8
Capital Goods	6.4
Retailing	5.6
Health Care Equipment & Services	5.3
Technology Hardware & Equipment	5.2
Diversified Financials	4.8
Media	4.6
Food, Beverage & Tobacco	3.9
Real Estate	3.8
Transportation	3.7
Food & Staples Retailing	3.1
Materials	2.8
Telecommunication Services	2.6
Insurance	2.2
Household & Personal Products	2.1
Consumer Services	2.0
Utilities	2.0
Semiconductors & Semiconductor Equipment	1.3
Automobiles & Components	.5
Money Market Investment	.3
100.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	395,726,213	-	-	395,726,213
Mutual Funds	1,272,190	-	-	1,272,190

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)		Value ($
Illinois--.9%
Chicago,
GO	5.00	1/1/23	1,970,000		2,118,124
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000		947,840
Massachusetts--88.6%
Barnstable,
GO	4.00	9/15/21	580,000		663,845
Bellingham,
GO (Municipal Purpose Loan)	4.00	9/1/19	460,000		509,790
Bellingham,
GO (Municipal Purpose Loan)	5.00	9/1/23	305,000		375,400
Berkshire Wind Power Cooperative
Corporation, Wind Project Revenue	5.25	7/1/23	750,000		858,487
Boston,
GO	5.00	3/1/25	1,150,000		1,418,651
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,171,940
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,686,810
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	5/1/19	2,480,000	[a]	2,808,922
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/19	2,500,000	[a]	2,873,150
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,482,787
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		695,081
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		683,856
Falmouth,

GO (Municipal Purpose Loan)	4.00	7/15/21	1,000,000		1,139,780
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/22	1,210,000		1,394,065
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000		844,821
Hingham,
GO (Municipal Purpose Loan)	5.00	5/15/19	955,000		1,084,202
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/22	3,000,000		3,638,100
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/25	2,860,000		3,526,266
Massachusetts,
GO	0.68	11/1/18	2,500,000	[b]	2,503,000
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,383,331
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,243,060
Massachusetts,
GO (Consolidated Loan)	5.00	5/1/23	2,500,000		3,051,425
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		359,290
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	5,575,000		6,670,655
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/25	2,250,000		2,708,820
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,903,150
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/22	1,650,000		2,002,192
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	[a]	6,255,293
Massachusetts,
Special Obligation Dedicated

Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.79	1/1/16	3,540,000	[b]	3,543,115
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,501,940
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/22	1,620,000		1,921,320
Massachusetts,
Transportation Fund Revenue
(Rail Enhancement Program)	5.00	6/1/19	1,085,000		1,232,951
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,425,880
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/24	500,000		602,395
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/20	2,500,000		2,920,850
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/20	1,500,000		1,769,190
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	3,085,000		3,721,096
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,412,380
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		2,978,937
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	4.00	7/1/35	1,500,000		1,599,630
Massachusetts Clean Energy
Cooperative Corporation, Clean
Energy Cooperative Revenue (A
Massachusetts Municipal
Lighting Plant Cooperative)	5.00	7/1/28	1,250,000		1,456,725

Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,118,760
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	3,000,000	3,586,470
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/32	1,530,000	1,715,604
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured)	5.00	1/1/35	3,045,000	3,442,555
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue)	5.00	10/1/25	545,000	667,674
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/24	350,000	414,708
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	900,000	1,023,759
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	950,000	1,080,634
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/23	1,750,000	2,132,305
Massachusetts Development Finance
Agency, Revenue (Boston
Medical Center Issue) (Green
Bonds)	5.00	7/1/44	3,250,000	3,513,283
Massachusetts Development Finance
Agency, Revenue (CareGroup
Issue)	5.00	7/1/22	1,000,000	1,166,800
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/46	1,000,000	1,133,120
Massachusetts Development Finance

Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	534,903
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,010,520
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	5.00	1/1/19	2,000,000	2,200,760
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	5.00	1/1/25	1,000,000	1,158,000
Massachusetts Development Finance
Agency, Revenue (Lahey Health
System Obligated Group Issue)	5.00	8/15/27	1,000,000	1,134,570
Massachusetts Development Finance
Agency, Revenue (Lahey Health
System Obligated Group Issue)	5.00	8/15/28	1,000,000	1,130,290
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/31	400,000	465,124
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/32	300,000	347,760
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/37	465,000	532,379
Massachusetts Development Finance
Agency, Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,647,500
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,140,397
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/31	675,000	777,661
Massachusetts Development Finance
Agency, Revenue (SABIS
International Charter School
Issue)	5.00	4/15/33	3,410,000	3,705,340

Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.25	10/1/24	465,000	539,228
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/25	700,000	822,535
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/29	2,820,000	3,209,583
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	4.00	7/1/20	530,000	576,227
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/27	1,550,000	1,781,012
Massachusetts Development Finance
Agency, Revenue (Sterling and
Francine Clark Art Institute
Issue)	5.00	7/1/32	1,910,000	2,226,143
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000	4,364,099
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	4,500,000	5,318,505
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	348,372
Massachusetts Development Finance
Agency, Revenue (Williams
College Issue)	5.00	7/1/25	3,000,000	3,671,940
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000	773,311

Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000		1,040,166
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000		1,058,778
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000		988,920
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/34	2,755,000		3,217,620
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/39	1,460,000		1,684,884
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,314,060
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,612,075
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,556,422
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000		2,135,120
Massachusetts Health and

Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,350,000	3,571,268
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Corp.)	5.13	11/15/35	1,000,000	1,119,160
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000	759,069
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,809,225
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,095,870
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000	1,448,490
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,092,403
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute

Issue)	5.25	12/1/27	2,000,000	2,232,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,697,672
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,817,042
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,114,150
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	2,256,372
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,129,964
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,860,642
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,185,850
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,440,250
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Northeastern University Issue)	5.00	10/1/30	3,000,000		3,423,210
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	115,000		122,547
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.00	7/1/17	135,000	[a]	144,418
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	590,000	[a]	697,876
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	410,000	[a]	484,964
Massachusetts Health and
Educational Facilities
Authority, Revenue (Sterling
and Francine Clark Art
Institute Issue)	5.00	7/1/40	4,640,000		5,232,946
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,100,000		2,412,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Prerefunded)	5.25	8/15/18	1,000,000	[a]	1,116,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Prerefunded)	5.38	8/15/18	2,000,000	[a]	2,239,060
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	2,725,000		2,938,177
Massachusetts Port Authority,

Revenue	5.00	7/1/19	400,000	454,400
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000	1,116,750
Massachusetts Port Authority,
Revenue	5.00	7/1/21	525,000	623,117
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000	379,017
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000	1,555,519
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000	235,018
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,860,700
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000	233,286
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000	1,754,700
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000	2,343,680
Massachusetts School Building
Authority, Sales Tax Revenue	5.00	8/15/20	1,800,000	2,104,470
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/26	4,000,000	4,773,320
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/29	4,700,000	5,556,669
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	2,000,000	2,362,520
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	5.00	1/1/20	3,770,000	4,082,495
Massachusetts Water Pollution
Abatement Trust, (Pool Program)	5.00	8/1/18	75,000	75,306
Massachusetts Water Pollution

Abatement Trust, (Pool Program)	5.25	8/1/20	1,700,000		2,010,930
Massachusetts Water Pollution
Abatement Trust, (Pool Program)	5.25	8/1/22	2,350,000		2,894,989
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/23	3,000,000		3,697,470
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,680
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		2,826,425
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000		5,795,000
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/28	500,000		588,835
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/44	3,465,000		3,950,689
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/21	2,000,000		2,443,580
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	102,292
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	[a]	69,989
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	[a]	172,282
Metropolitan Boston Transit

Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,164,140
Newton,
GO	5.00	4/1/39	3,750,000		4,200,563
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/33	2,000,000		2,250,020
New Jersey--2.0%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	1,760,000		1,936,880
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,263,860
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,440,325
New York--2.1%
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	[c]	1,794,940
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)	2.00	5/1/20	2,000,000		2,018,620
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/29	2,500,000		2,931,425
Pennsylvania--.7%
Philadelphia Authority for

Industrial Development,
Revenue (Temple University)	5.00	4/1/24	2,000,000		2,384,800
Texas--.9%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,500,000		2,839,650
Washington--.2%
King County,
Sewer Revenue	5.00	7/1/23	425,000		518,517
U.S. Related--2.2%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,707,735
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		592,355
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,107,070
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,024,250
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,000,880
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		256,248
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,000,000		742,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	[d]	427,390
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	[d]	218,910
Total Long-Term Municipal Investments
(cost $307,676,073)					321,590,319

Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.01	12/1/15	1,300,000	[e]	1,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; U.S. Bank NA)	0.01	12/1/15	1,000,000	[e]	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Wells Fargo Bank)	0.01	12/1/15	1,700,000	[e]	1,700,000
Total Short-Term Municipal Investments
(cost $4,000,000)					4,000,000
Total Investments (cost $311,676,073)			99.5%		325,590,319
Cash and Receivables (Net)			.5%		1,799,016
Net Assets			100.0%		327,389,335

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $1,794,940 or .5% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $13,914,246 of which $16,274,213 related to appreciated investment securities and $2,359,967 related to depreciated investment securities. At Novemebr 30, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	54	(6,437,391)	December 2015	59,906
U.S. Treasury 10 Year Notes	126	(16,003,969)	December 2015	81,610

				141,516

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	325,590,319	-	325,590,319
Other Financial Instruments:
Financial Futures††	141,516	-	-	141,516

† See Statement of Investments for additional detailed categorizations.
††Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2015 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	27,855		1,189,130
Delphi Automotive	18,080		1,588,870
Gentex	457,908		7,663,090
Goodyear Tire & Rubber	34,530		1,204,406
Harley-Davidson	58,223	[a]	2,848,269
Lear	46,767		5,887,965
Tenneco	62,879	[b]	3,387,921
Tesla Motors	8,990	[a,b]	2,070,037
Thor Industries	7,630		441,930
Visteon	7,915		949,088
			27,230,706
Banks--4.6%
BB&T	148,792		5,746,347
BOK Financial	14,910	[a]	1,026,554
CIT Group	33,245		1,428,205
Cullen/Frost Bankers	14,850		1,036,381
East West Bancorp	241,618		10,481,389
Fifth Third Bancorp	414,888		8,575,735
First Horizon National	81,485		1,211,682
First Niagara Financial Group	135,095		1,456,324
First Republic Bank	184,041		12,673,063
Huntington Bancshares	491,780		5,748,908
KeyCorp	108,390		1,420,993
M&T Bank	25,565		3,204,061
New York Community Bancorp	87,800		1,439,920
People's United Financial	59,805		1,001,734
Popular	32,520		966,169
Regions Financial	162,510		1,647,851
Signature Bank	101,684	[b]	16,081,325
SunTrust Banks	217,258		9,433,342
SVB Financial Group	67,005	[b]	8,876,822

TCF Financial	44,875		687,485
Webster Financial	353,738		14,223,805
Zions Bancorporation	56,015		1,678,209
			110,046,304
Capital Goods--10.0%
A.O. Smith	60,731		4,843,905
Acuity Brands	19,529		4,508,856
AECOM	26,760	[b]	851,771
Allegion	190,883		12,829,246
AMETEK	41,382		2,336,428
B/E Aerospace	26,680		1,233,150
Beacon Roofing Supply	50,411	[b]	2,156,078
BWX Technologies	304,908		9,284,449
Chicago Bridge & Iron Co.	19,593		837,601
Curtiss-Wright	29,637		2,086,741
Donaldson	49,775	[a]	1,562,935
Dover	24,330		1,603,347
Fastenal	126,237	[a]	5,122,697
Fluor	198,327	[a]	9,638,692
Fortune Brands Home & Security	28,990	[a]	1,593,580
HD Supply Holdings	363,529	[b]	11,498,422
Hubbell, Cl. B	141,074		14,007,237
Huntington Ingalls Industries	44,920		5,880,926
IDEX	76,411	[a,b]	6,021,187
Ingersoll-Rand	255,355		14,981,678
KLX	8,625		276,862
L-3 Communications Holdings	9,060		1,109,035
Lincoln Electric Holdings	17,755		1,002,270
Masco	270,335		8,085,720
Middleby	53,744	[b]	5,913,990
MSC Industrial Direct, Cl. A	9,810		605,277
Nordson	142,572	[a]	10,340,747
Orbital ATK	5,270		452,746
Owens Corning	21,075		987,153
PACCAR	33,575		1,744,557
Parker Hannifin	42,375	[a]	4,434,967
Pentair	27,145		1,539,122
Quanta Services	61,685	[a,b]	1,360,154

Raytheon	22,287		2,764,257
Regal Beloit	172,958		11,148,873
Rockwell Automation	8,570		912,191
Rockwell Collins	20,250		1,876,770
Roper Technologies	36,962		7,151,777
Sensata Technologies Holding	115,556	[b]	5,293,620
Snap-on	81,105		13,963,037
SPX	3,860		42,614
SPX FLOW	3,860		129,696
Stanley Black & Decker	60,861		6,643,587
Terex	17,940		367,411
Textron	260,304		11,107,172
Timken	78,433		2,528,680
TransDigm Group	8,200	[b]	1,923,966
Trinity Industries	22,365		607,210
Triumph Group	20,035		802,402
United Rentals	15,670	[b]	1,232,759
W.W. Grainger	8,766	[a]	1,757,934
WABCO Holdings	31,024	[b]	3,334,460
Wabtec	70,610		5,657,273
WESCO International	55,553	[a,b]	2,669,322
Xylem	210,075		7,839,999
			240,486,536
Commercial & Professional Services--2.5%
Avery Dennison	71,257		4,700,112
Cintas	23,030		2,109,318
Copart	269,798	[b]	10,648,927
IHS, Cl. A	39,364	[b]	4,853,975
Manpowergroup	60,318		5,445,509
Pitney Bowes	54,165		1,169,964
R.R. Donnelley & Sons	41,350		665,321
Republic Services	35,910		1,577,526
Robert Half International	169,931		8,697,069
Stericycle	37,488	[a,b]	4,525,551
Towers Watson & Co., Cl. A	49,975		6,722,137
Tyco International	43,570		1,538,457
Verisk Analytics, Cl. A	87,155	b	6,532,267
Waste Connections	35,550		1,937,475

			61,123,608
Consumer Durables & Apparel--3.3%
Brunswick	76,132		4,006,827
Carter's	51,606		4,449,985
D.R. Horton	38,970		1,259,121
Garmin	27,925	[a]	1,056,961
Hanesbrands	51,440		1,577,665
Harman International Industries	9,779		1,008,802
Hasbro	14,850		1,085,386
Jarden	223,749	[b]	10,444,603
Kate Spade & Company	392,453	[a,b]	7,864,758
Leggett & Platt	25,950		1,209,270
Lennar, Cl. A	14,835	[a]	759,700
Mattel	62,110	[a]	1,544,055
Michael Kors Holdings	23,660	[b]	1,017,853
Mohawk Industries	4,205	[b]	801,978
Newell Rubbermaid	202,785		9,056,378
NVR	780	[b]	1,312,334
Polaris Industries	42,701		4,501,966
PulteGroup	41,320		804,914
PVH	117,908		10,763,821
Toll Brothers	36,860	[b]	1,370,455
TopBuild	13,533		412,215
Tupperware Brands	7,300		414,421
Under Armour, Cl. A	100,295	[a,b]	8,647,435
VF	28,880		1,868,536
Whirlpool	8,340		1,355,417
			78,594,856
Consumer Services--1.4%
ARAMARK	37,605		1,226,675
Avis Budget Group	16,555	[a,b]	618,991
Brinker International	24,190	[a]	1,103,548
Chipotle Mexican Grill	10,015	[b]	5,804,193
Darden Restaurants	22,030		1,237,425
Dunkin' Brands Group	20,760	[a]	880,639
Hilton Worldwide Holdings	16,615		385,800
Houghton Mifflin Harcourt	109,367	[b]	2,161,092
Hyatt Hotels, Cl. A	17,370	[a,b]	856,167

Marriott International, Cl. A	11,320	[a]	802,701
MGM Resorts International	60,420	[b]	1,373,951
Panera Bread, Cl. A	56,676	[b]	10,303,697
Royal Caribbean Cruises	17,770		1,645,680
Service Corporation International	48,475	[b]	1,350,029
Starwood Hotels & Resorts
Worldwide	21,055	[c]	1,512,591
Wyndham Worldwide	21,750		1,651,260
Wynn Resorts	12,795	[a]	803,142
			33,717,581
Diversified Financials--9.7%
Affiliated Managers Group	33,590	[b]	5,953,156
Ally Financial	218,055	[b]	4,352,378
Ameriprise Financial	22,290		2,517,655
CBOE Holdings	117,307		8,470,738
Charles Schwab	71,803		2,420,479
Discover Financial Services	101,518		5,762,162
Dun & Bradstreet	10,148		1,093,853
E*TRADE Financial	678,511	[b]	20,647,090
Equifax	138,258		15,415,767
FNFV Group	89,948	[b]	1,006,518
H&R Block	47,660		1,748,645
Intercontinental Exchange	94,558		24,569,951
Invesco	55,055		1,854,803
Legg Mason	19,970		886,269
Leucadia National	1,027,870		18,172,742
LPL Financial Holdings	10,910	[a]	501,642
McGraw-Hill Financial	50,249		4,847,521
Moody's	43,368		4,472,108
Nasdaq	30,140		1,766,807
Navient	249,820		2,975,356
Northern Trust	25,145		1,884,366
NorthStar Asset Management	880		11,968
Principal Financial Group	38,740		1,993,560
Raymond James Financial	553,952		32,533,601
SEI Investments	80,882		4,399,172
SLM	2,268,644	b	15,324,690
State Street	31,747		2,304,197

Synchrony Financial	459,686	b	14,631,805
T. Rowe Price Group	25,130		1,913,649
TD Ameritrade Holding	817,712		29,952,791
			234,385,439
Energy--3.3%
Bristow Group	35,804		1,093,812
Cabot Oil & Gas	58,870		1,108,522
California Resources	36,535		149,793
Cameron International	40,190	[b]	2,744,575
Cheniere Energy	25,110	[b]	1,193,980
Chesapeake Energy	89,015	[a]	469,109
Cimarex Energy	23,371	[a]	2,781,616
Cobalt International Energy	77,595	[b]	571,875
Columbia Pipeline Group	51,010		977,862
Concho Resources	37,824	[b]	4,139,459
CONSOL Energy	52,650	[a]	414,882
Devon Energy	178,691		8,221,573
Diamond Offshore Drilling	27,155	[a]	614,518
Diamondback Energy	75,452	[b]	5,886,765
Energen	114,389		6,782,124
EQT	60,763		3,476,859
FMC Technologies	37,860	[b]	1,287,997
Golar LNG	12,965	[a]	354,593
Gulfport Energy	26,900	[b]	683,798
Helmerich & Payne	13,000	[a]	757,250
Hess	29,050		1,713,950
HollyFrontier	27,385		1,316,671
Kosmos Energy	117,458	[b]	788,143
Marathon Oil	12,335		215,986
Marathon Petroleum	84,263		4,921,802
Murphy Oil	3,115	[b]	89,027
National Oilwell Varco	48,105		1,796,241
Newfield Exploration	28,770	[b]	1,100,740
Noble	76,360	[a]	1,013,297
Noble Energy	17,790		652,359
NOW	19,230	[a,b]	353,447
Oceaneering International	16,170		707,276
ONEOK	20,845		614,511

Parsley Energy, Cl. A	133,238	[a,b]	2,618,127
Pioneer Natural Resources	17,476		2,529,651
QEP Resources	109,240		1,725,992
Rice Energy	71,496	[b]	963,766
Rowan, Cl. A	28,605		581,540
RSP Permian	49,390	[a,b]	1,401,688
SM Energy	14,455	[a]	424,543
Southwestern Energy	65,550	[b]	590,606
Targa Resources	13,675		537,428
Tesoro	63,984		7,369,037
Western Refining	48,595		2,199,410
Whiting Petroleum	31,555	[b]	520,973
World Fuel Services	9,120		397,541
			80,854,714
Exchange-Traded Funds--3.8%
iShares Russell Mid-Cap Growth ETF	231,493	[a]	21,857,569
Powershares QQQ Trust Series 1	98,890		11,275,438
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	223,114	[a]	59,397,409
			92,530,416
Food & Staples Retailing--.3%
Kroger	112,120		4,222,439
Rite Aid	112,660	[b]	887,761
Sprouts Farmers Markets	19,590	[a,b]	472,707
Sysco	21,020		863,922
Whole Foods Market	9,045		263,662
			6,710,491
Food, Beverage & Tobacco--2.5%
Archer-Daniels-Midland	156,913		5,725,755
Brown-Forman, Cl. B	16,455		1,687,296
Bunge	21,530		1,434,113
Campbell Soup	18,170	[a]	949,201
Coca-Cola Enterprises	86,979		4,375,044
ConAgra Foods	51,890		2,123,858
Constellation Brands, Cl. A	46,287		6,492,215
Dr. Pepper Snapple Group	22,700		2,037,325
Hain Celestial Group	98,271	[b]	4,196,172

Hershey	18,220		1,572,568
Ingredion	20,110		1,982,243
J.M. Smucker	43,752		5,302,305
Keurig Green Mountain	19,355	[a]	1,014,202
McCormick & Co.	25,710		2,209,003
Mead Johnson Nutrition	23,115		1,862,838
Molson Coors Brewing, Cl. B	79,711		7,335,803
Monster Beverage	15,695	[b]	2,426,604
Pilgrim's Pride	18,420	[a]	396,583
Tyson Foods, Cl. A	38,890		1,944,500
WhiteWave Foods	140,613	[b]	5,713,106
			60,780,734
Health Care Equipment & Services--8.0%
Alere	15,560	[b]	642,161
Align Technology	245,177	[b]	16,363,113
Allscripts Healthcare Solutions	50,145	[b]	763,708
AmerisourceBergen	110,146		10,864,801
athenahealth	43,974	[a,b]	7,376,639
Becton Dickinson & Co.	20,664		3,104,766
Boston Scientific	1,254,838	[b]	22,938,439
C.R. Bard	30,994		5,790,299
Cardinal Health	102,378		8,891,529
Centene	10,600	[b]	612,150
Cerner	107,569	[b]	6,411,112
Cigna	26,461		3,571,706
Community Health Systems	14,798	[b]	428,254
Cooper	97,299		14,229,979
DaVita HealthCare Partners	41,861	[b]	3,057,527
DENTSPLY International	220,353		13,366,613
DexCom	8,550	[b]	726,921
Edwards Lifesciences	9,715	[b]	1,583,545
HCA Holdings	19,930	[b]	1,356,436
Health Net	15,005	[b]	949,216
Henry Schein	13,220	[b]	2,068,666
Hill-Rom Holdings	16,180		823,724
Hologic	27,950	[b]	1,127,783
Humana	14,435		2,434,607
IDEXX Laboratories	36,077	[b]	2,554,973

IMS Health Holdings	352,965	[b]	9,784,190
Intuitive Surgical	2,182	[b]	1,134,684
Laboratory Corporation of America
Holdings	101,551	[b]	12,342,509
MEDNAX	101,545	[b]	7,247,267
Quest Diagnostics	20,900		1,427,888
ResMed	22,965	[a]	1,368,025
Sirona Dental Systems	56,775	[b]	6,158,952
St. Jude Medical	77,856		4,912,714
STERIS	48,644	[a]	3,715,429
Tenet Healthcare	13,327	[b]	442,323
Universal Health Services, Cl. B	8,935		1,085,781
Varian Medical Systems	59,922	[b]	4,840,499
Veeva Systems, Cl. A	9,315	[a,b]	268,831
Zimmer Biomet Holdings	59,242		5,984,034
			192,751,793
Household & Personal Products--.4%
Avon Products	102,250		352,763
Church & Dwight	85,235		7,310,606
Clorox	9,230		1,147,289
Edgewell Personal Care	12,370		995,785
Energizer Holdings	14,412		487,414
Herbalife	8,970	[a,b]	517,838
			10,811,695
Insurance--4.1%
Alleghany	9,568	[b]	4,873,556
Allstate	32,687		2,051,436
Aon	98,133		9,297,120
Arthur J. Gallagher & Co.	19,230		841,313
Assurant	21,500		1,838,680
Assured Guaranty	36,975		977,619
Cincinnati Financial	31,530		1,926,798
Everest Re Group	8,640		1,593,562
FNF Group	712,896		25,557,322
Genworth Financial, Cl. A	37,490	[b]	189,325
Hartford Financial Services Group	53,315		2,433,297
Lincoln National	33,965		1,867,735
Loews	103,508		3,921,918

Markel	1,716	[a,b]	1,553,272
Marsh & McLennan	95,252		5,267,436
Old Republic International	79,145		1,500,589
PartnerRe	8,479		1,179,683
Progressive	80,350		2,476,387
Reinsurance Group of America	55,519		5,101,086
StanCorp Financial Group	15,265		1,734,715
Symetra Financial	60,330		1,899,188
Torchmark	42,296		2,563,984
Unum Group	221,232		8,114,790
Validus Holdings	25,845		1,219,367
W.R. Berkley	80,849		4,500,055
XL Group	105,514		4,028,525
			98,508,758
Materials--3.9%
Airgas	8,680		1,199,576
Albemarle	23,695		1,269,104
Alcoa	43,145		403,837
Ashland	12,891		1,452,171
Ball	15,750		1,093,365
Bemis	28,400		1,338,208
Celanese, Ser. A	25,490		1,803,418
CF Industries Holdings	20,400		941,256
Crown Holdings	124,251	[b]	6,449,869
Cytec Industries	20,985		1,571,147
Eastman Chemical	15,290		1,110,819
FMC	27,355		1,175,444
Freeport-McMoRan	136,955		1,120,292
Graphic Packaging Holding	590,733		8,075,320
International Flavors & Fragrances	15,553		1,866,516
International Paper	106,158		4,440,589
Martin Marietta Materials	8,375	[a]	1,318,225
Mosaic	71,774		2,270,929
New Gold	293,000	[b]	647,530
Newmont Mining	598,306		11,014,813
Nucor	37,730		1,563,909
Owens-Illinois	47,150	[b]	909,524
Packaging Corporation of America	59,122		4,019,705

PolyOne	49,776		1,790,940
Reliance Steel & Aluminum	16,000		940,960
Royal Gold	16,870		606,477
Sealed Air	29,615		1,343,336
Sherwin-Williams	6,371		1,758,842
Sonoco Products	26,540		1,162,983
Steel Dynamics	43,675		759,508
Valspar	244,117		20,625,445
Vulcan Materials	16,935		1,738,716
W.R. Grace & Co.	14,454	[a,b]	1,419,672
WestRock	24,021		1,216,183
Yamana Gold	1,481,048		3,110,201
			93,528,829
Media--2.3%
AMC Networks, Cl. A	14,915	[b]	1,212,739
Cablevision Systems (NY Group),
Cl. A	26,225		799,863
CBS, Cl. B	259,610		13,105,113
Charter Communications, Cl. A	7,085	[a,b]	1,327,446
Cinemark Holdings	31,480		1,092,356
Discovery Communications, Cl. A	22,600	[b]	703,764
Discovery Communications, Cl. C	6,075	[b]	179,699
DISH Network, Cl. A	18,320	[b]	1,148,847
Gannett	29,877		510,299
IMAX	251,881	[b]	9,541,252
Interpublic Group of Companies	78,825		1,812,975
John Wiley & Sons, Cl. A	20,955		1,081,068
Liberty Broadband, Cl. A	2,552	[b]	135,282
Liberty Broadband, Cl. C	11,455	[b]	604,939
Liberty Media, Cl. A	10,210	[b]	413,607
Liberty Media, Cl. C	27,470	[b]	1,074,077
Liberty Ventures, Ser. A	19,721	[b]	848,200
Lions Gate Entertainment	239,544		8,130,123
Nielsen Holdings	46,390		2,165,485
Omnicom Group	87,047	[a]	6,434,514
Starz, Cl. A	20,280	[b]	715,478
TEGNA	48,970		1,383,403
Tribune Media, Cl. A	1,600		62,416

			54,482,945
Pharmaceuticals, Biotech & Life Sciences--4.0%
AbbVie	10,815		628,892
Agilent Technologies	213,477		8,927,608
Akorn	54,827	[a,b]	1,825,739
Alkermes	95,780	[b]	7,026,421
Alnylam Pharmaceuticals	7,790	[b]	810,627
Bio-Techne	7,450		679,515
BioMarin Pharmaceutical	14,390	[b]	1,372,374
Bruker	86,276	[b]	1,953,289
Charles River Laboratories
International	8,750	[b]	669,988
Endo International	22,700	[b]	1,395,596
ICON	64,788	[b]	4,815,692
Illumina	38,021	[a,b]	6,992,062
Incyte	14,810	[b]	1,691,894
Isis Pharmaceuticals	13,015	[a,b]	794,436
Jazz Pharmaceuticals	118,447	[b]	17,363,146
Mallinckrodt	10,756	[b]	730,440
Medivation	21,290	[b]	900,141
Mettler-Toledo International	2,610	[b]	894,656
PAREXEL International	62,696	[a,b]	4,253,924
Perrigo Company	44,517		6,650,395
Puma Biotechnology	3,829	[b]	288,324
QIAGEN	33,950	[b]	897,638
Seattle Genetics	12,510	[b]	525,170
United Therapeutics	4,475	[b]	683,019
Vertex Pharmaceuticals	162,833	[b]	21,064,077
Waters	14,200	[b]	1,886,044
Zoetis	36,475		1,703,383
			97,424,490
Real Estate--6.3%
American Assets Trust	44,386	[c]	1,767,007
American Capital Agency	45,775	[c]	821,661
American Homes 4 Rent, Cl. A	116,607	[a,c]	1,956,665
Annaly Capital Management	97,165	[c]	930,841
Apartment Investment & Management,
Cl. A	28,160	[c]	1,073,178

Apple Hospitality REIT	25,505	[a]	497,348
AvalonBay Communities	12,985	[c]	2,360,543
Boston Properties	70,969	[c]	8,870,415
Camden Property Trust	19,290	[c]	1,473,370
CBRE Group, Cl. A	380,532	[b]	14,258,534
Communications Sales & Leasing	13,165		256,059
Corrections Corporation of America	12,179	[c]	313,975
Crown Castle International	33,260	[c]	2,857,367
Digital Realty Trust	25,055	[c]	1,806,716
Douglas Emmett	79,872	[c]	2,474,435
Equinix	5,897	[c]	1,748,461
Equity Commonwealth	53,895	[b,c]	1,488,580
Equity Lifestyle Properties	30,400	[c]	1,896,352
Equity Residential	88,669	[c]	7,077,560
Essex Property Trust	29,198	[c]	6,738,606
Extra Space Storage	171,339	[c]	14,349,641
Federal Realty Investment Trust	6,345	[c]	929,669
Forest City Enterprises, Cl. A	28,360	[b]	630,726
Four Corners Property Trust	7,343		145,391
General Growth Properties	38,805	[c]	988,363
HCP	28,810	[a,c]	1,023,619
Healthcare Trust of America, Cl. A	32,950		860,325
Hospitality Properties Trust	48,180	[c]	1,337,959
Host Hotels & Resorts	115,114	[c]	1,910,892
Iron Mountain	54,173	[c]	1,504,926
Jones Lang LaSalle	3,402		565,140
Kilroy Realty	38,252	[c]	2,552,556
Kimco Realty	283,072	[c]	7,385,348
Macerich	56,695	[c]	4,430,714
MFA Financial	171,000	[c]	1,193,580
NorthStar Realty Europe	700		8,001
NorthStar Realty Finance	2,100		37,884
Omega Healthcare Investors	33,240	[c]	1,144,786
Plum Creek Timber	13,095	[c]	665,357
Prologis	43,040	[c]	1,839,960
Rayonier	46,064	[c]	1,111,524
Realogy Holdings	350,179	[b]	14,465,894
Realty Income	44,600	[a,c]	2,213,052

Regency Centers	87,130	[c]	5,870,819
SL Green Realty	65,366	[c]	7,718,417
Spirit Realty Capital	69,120	[c]	678,758
Starwood Property Trust	21,995	[c]	447,158
Taubman Centers	6,795	[c]	488,357
Two Harbors Investment	134,620		1,144,270
UDR	64,260	[c]	2,371,837
Ventas	35,710	[c]	1,904,771
VEREIT	59,570		496,218
Vornado Realty Trust	20,080	[c]	1,942,941
Weingarten Realty Investors	37,315	[c]	1,304,532
Welltower REIT	36,595	[c]	2,312,438
Weyerhaeuser	64,740	[c]	2,082,686
WP Carey	9,295		575,082
			151,301,264
Retailing--5.9%
Advance Auto Parts	12,860		2,092,708
AutoZone	3,708	[b]	2,906,219
Bed Bath & Beyond	2,680	[a,b]	146,114
Best Buy	92,537		2,940,826
Big Lots	7,855		353,396
CarMax	24,720	[a,b]	1,416,456
Dollar General	29,645	[b]	1,939,079
Dollar Tree	21,504	[b]	1,622,692
Expedia	59,456		7,319,628
Foot Locker	30,885		2,007,525
GameStop, Cl. A	19,540	[a]	684,486
Genuine Parts	20,470		1,855,196
GNC Holdings, Cl. A	18,845		561,769
J.C. Penney	58,325	[a,b]	464,850
Kohl's	5,160	[a]	243,191
L Brands	23,040	[a]	2,198,246
Liberty Interactive, Cl. A	417,108	[b]	11,045,020
LKQ	716,519	[b]	21,130,145
Macy's	41,710		1,630,027
Murphy USA	14,322	[b]	853,018
Netflix	18,103	[b]	2,232,643
Nordstrom	17,720		997,813

O'Reilly Automotive	38,171	[b]	10,072,182
Office Depot	63,105	[b]	415,862
Restoration Hardware Holdings	60,308	[a,b]	5,419,880
Ross Stores	35,670		1,855,197
Sally Beauty Holdings	355,348	[b]	9,189,299
Signet Jewelers	10,902		1,432,414
Staples	1,002,192		12,096,457
Tiffany & Co.	53,860	[a]	4,291,565
Tractor Supply	95,708		8,551,510
TripAdvisor	9,380	[b]	772,631
Ulta Salon,Cosmetics & Fragrance	36,984	[b]	6,176,328
Williams-Sonoma	231,185		14,640,946
			141,555,318
Semiconductors & Semiconductor Equipment--2.8%
Altera	29,650		1,565,520
Analog Devices	31,490		1,940,729
Applied Materials	111,525		2,093,324
Atmel	66,850		578,253
Avago Technologies	46,046		6,006,701
Broadcom, Cl. A	40,930		2,236,006
Cypress Semiconductor	75,745	[b]	819,561
FEI	119,646		9,572,876
KLA-Tencor	10,620		705,911
Lam Research	21,200		1,657,840
Linear Technology	41,710		1,906,981
Maxim Integrated Products	149,613		5,800,496
Mellanox Technologies	285,907	[b]	12,848,661
Microchip Technology	9,490		458,177
Microsemi	90,860	[b]	3,271,869
NVIDIA	53,210		1,687,821
ON Semiconductor	91,971	[b]	1,008,002
Qorvo	18,960	[b]	1,101,007
Skyworks Solutions	96,955		8,049,204
United Microelectronics, ADR	1,516,747		2,805,982
Xilinx	31,345		1,557,533
			67,672,454
Software & Services--9.5%
Activision Blizzard	283,681		10,683,426

Akamai Technologies	105,728	[b]	6,090,990
Alliance Data Systems	22,360	[b]	6,413,966
Amdocs	110,715		6,263,148
ANSYS	117,709	[b]	10,971,656
Autodesk	28,790	[b]	1,827,301
Booz Allen Hamilton Holdings	307,936		9,376,651
Broadridge Financial Solutions	71,637		3,938,602
CA	63,470		1,784,142
CDK Global	6,230		295,364
Citrix Systems	21,120	[b]	1,619,270
Cognizant Technology Solutions,
Cl. A	83,913	[b]	5,419,102
Computer Sciences	22,595		707,901
CoreLogic	16,945	[b]	624,593
CoStar Group	17,853	[b]	3,735,562
CSRA	22,595		711,968
DST Systems	39,322		4,808,294
Electronic Arts	46,965	[b]	3,183,757
Fidelity National Information
Services	269,632		17,167,469
FireEye	20,315	[a,b]	464,807
Fiserv	108,263	[b]	10,419,231
FleetCor Technologies	9,762	[b]	1,500,517
Fortinet	228,366	[b]	8,225,743
Gartner	74,715	[b]	6,970,910
Global Payments	52,217		3,699,574
HomeAway	193,173	[b]	6,830,597
IAC/InterActiveCorp	42,712		2,681,886
Intuit	154,733		15,504,247
j2 Global	32,371		2,604,894
Jack Henry & Associates	24,460		1,941,635
LinkedIn, Cl. A	10,550	[b]	2,564,811
Manhattan Associates	85,066	[b]	6,516,056
MAXIMUS	36,905		2,094,359
NetEase, ADR	23,431		3,905,010
NetSuite	10,970	[b]	936,838
Pandora Media	46,245	[b]	638,181
Paychex	182,545		9,903,066

Rackspace Hosting	27,345	[b]	782,614
Red Hat	87,544	[b]	7,126,957
Science Applications International	24,006		1,206,061
ServiceNow	21,145	[b]	1,839,826
SolarWinds	23,765	[b]	1,388,589
Solera Holdings	15,175	[a]	815,505
Splunk	15,655	[b]	931,473
SS&C Technologies Holdings	12,720		914,568
Symantec	99,310		1,944,490
Synopsys	140,713	[b]	7,046,907
Total System Services	112,445		6,292,422
Twitter	30,525	[b]	775,335
Tyler Technologies	37,092	[b]	6,618,696
Ultimate Software Group	16,784	[b]	3,314,840
VeriFone Systems	20,035	[b]	574,604
VeriSign	22,480	[a,b]	2,010,611
Western Union	33,855		638,505
WEX	2,295	[b]	216,350
Xerox	117,500		1,239,625
			228,703,502
Technology Hardware & Equipment--4.3%
3D Systems	4,695	[a,b]	42,818
Amphenol, Cl. A	306,774		16,887,909
Arista Networks	8,110	[a,b]	596,247
ARRIS Group	4,315	[b]	131,910
Arrow Electronics	67,503	[b]	3,817,970
Avnet	85,185		3,860,584
EchoStar, Cl. A	16,915	[b]	661,546
F5 Networks	12,858	[b]	1,324,374
Flextronics International	233,959	[b]	2,632,039
FLIR Systems	211,898		6,475,603
Harris	63,741		5,298,789
Hewlett-Packard Enterprise	142,589		2,118,873
Ingram Micro, Cl. A	133,976		4,143,878
Jabil Circuit	179,215		4,586,112
Juniper Networks	55,395		1,669,051
Keysight Technologies	349,548	[b]	10,769,574
Lexmark International, Cl. A	12,650		434,401

Lumentum Holdings	143,654		2,873,080
Motorola Solutions	25,235		1,811,368
NCR	34,940	[b]	947,223
NetApp	39,215		1,202,332
Palo Alto Networks	12,390	[b]	2,321,143
SanDisk	26,055	[b]	1,924,683
Seagate Technology	325,230	[a]	11,688,766
Teradata	22,575	[b]	675,218
Trimble Navigation	15,115	[b]	346,134
Viavi Solutions	718,269	[b]	4,568,191
Western Digital	132,868		8,292,292
Zebra Technologies, Cl. A	15,545	[b]	1,246,709
			103,348,817
Telecommunication Services--.4%
CenturyLink	24,665		664,228
Frontier Communications	254,945		1,272,176
Level 3 Communications	17,132	[b]	870,820
SBA Communications, Cl. A	16,503	[b]	1,735,455
TE Connectivity	41,179		2,762,699
Telephone & Data Systems	27,140		767,791
Zayo Group Holdings	22,735	[b]	552,461
			8,625,630
Transportation--1.2%
Alaska Air Group	18,760	[a]	1,495,735
C.H. Robinson Worldwide	25,380		1,711,373
Copa Holdings, Cl. A	12,625	[a]	652,081
Delta Air Lines	39,565		1,838,190
Expeditors International of
Washington	29,885		1,450,618
Genesee & Wyoming, Cl. A	49,939	[b]	3,459,275
Hertz Global Holdings	45,590	[b]	723,057
J.B. Hunt Transport Services	60,997		4,772,405
Kansas City Southern	15,910		1,446,537
Kirby	73,319	[b]	4,736,407
Landstar System	15,915		993,414
Macquarie Infrastructure	8,385		629,127
Southwest Airlines	76,530		3,511,196
Spirit Airlines	1,630	[b]	59,935

United Continential Holdings	38,960	[b]	2,171,241
			29,650,591
Utilities--3.2%
AES	340,270		3,399,297
AGL Resources	16,385		1,025,209
Alliant Energy	67,387		4,056,024
Ameren	114,150		4,995,204
American Electric Power	108,110		6,055,241
American Water Works	30,960		1,788,250
Aqua America	39,340		1,154,629
CenterPoint Energy	20,335		344,678
CMS Energy	64,300		2,251,786
Consolidated Edison	16,640		1,034,176
DTE Energy	22,480		1,809,415
Edison International	133,014		7,895,711
Entergy	6,230		415,105
Eversource Energy	48,730		2,482,794
FirstEnergy	108,047		3,391,595
Great Plains Energy	122,029		3,293,563
ITC Holdings	197,585		7,286,935
National Fuel Gas	15,950	[a]	729,234
NiSource	80,020		1,535,584
OGE Energy	23,685		618,415
Pepco Holdings	60,380		1,549,955
PG&E	43,932		2,316,534
Pinnacle West Capital	30,660		1,942,618
PPL	54,110		1,841,904
Public Service Enterprise Group	39,740		1,553,834
Questar	37,960		719,342
SCANA	36,200		2,140,868
Sempra Energy	21,360		2,119,553
TerraForm Power, Cl. A	30,975	[a,b]	213,728
Vectren	35,050		1,492,079
WEC Energy Group	22,520		1,110,686
Westar Energy	70,890		3,025,585
Xcel Energy	42,585		1,518,581
			77,108,112
Total Common Stocks

(cost $1,925,862,522)			2,381,935,583

Master Limited Partnerships--.1%
Diversified Financials--.1%
Blackstone Group LP	78,930		2,464,984
(cost $1,660,777)
	Number of
Rights--.0%	Rights		Value ($)
Food & Staples Retailing--.0%
Safeway-Casa Ley	30,090	[b]	30
Safeway-PDC	30,090	[b]	30
			60
Health Care Equipment & Services--.0%
Community Health Systems	33,320	[b]	283
Total Rights
(cost $2,051)			343

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,291,467)	27,291,467	[d]	27,291,467
Investment of Cash Collateral for
Securities Loaned--2.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $55,633,038)	55,633,038	[d]	55,633,038
Total Investments (cost $2,010,449,855)	102.3%		2,467,325,415
Liabilities, Less Cash and Receivables	(2.3%)		(56,206,141)
Net Assets	100.0%		2,411,119,274

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
LP--Limited Partnership
REIT--Real Estate Investment Trust

a Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $140,424,920 and the value of the collateral held by the fund was $143,838,834, consisting of cash collateral of $55,633,038 and U.S.
Government & Agency securities valued at $88,205,796.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2015, the net unrealized appreciation on investments was $456,875,560 of which $510,741,911 related to appreciated investment securities and $53,866,351 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.0
Diversified Financials	9.8
Software & Services	9.5
Health Care Equipment & Services	8.0
Real Estate	6.3
Retailing	5.9
Banks	4.6
Technology Hardware & Equipment	4.3
Insurance	4.1
Pharmaceuticals, Biotech & Life Sciences	4.0
Materials	3.9
Exchange-Traded Funds	3.8
Money Market Investments	3.4
Energy	3.3
Consumer Durables & Apparel	3.3
Utilities	3.2
Semiconductors & Semiconductor Equipment	2.8
Commercial & Professional Services	2.5
Food, Beverage & Tobacco	2.5
Media	2.3
Consumer Services	1.4
Transportation	1.2
Automobiles & Components	1.1
Household & Personal Products	.4
Telecommunication Services	.4
Food & Staples Retailing	.3
102.3

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	2,249,353,517	-	-	2,249,353,517
Equity Securities - Foreign Common Stocks†	40,051,650	-	-	40,051,650
Exchange-Traded Funds	92,530,416	-	-	92,530,416
Limited Partnership Interests†	2,464,984			2,464,984
Mutual Funds	82,924,505	-	-	82,924,505
Rights†	343	-	-	343

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--21.6%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.30%, 12/21/15	12,000,000		12,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.12%, 12/14/15	12,000,000		12,000,000
Mizuho Bank Ltd/NY (Yankee)
0.41%, 2/26/16	10,000,000	[a]	10,000,000
Norinchukin Bank/NY (Yankee)
0.29%, 1/26/16	13,000,000		13,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.33%, 12/18/15	12,000,000	[a]	12,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $74,000,000)			74,000,000
Commercial Paper--30.1%
BNP Paribas
0.34%, 12/17/15	12,000,000	[a]	11,998,213
Caisse Centrale Desjardins
0.16%, 12/7/15	15,000,000	[a]	14,999,600
Credit Agricole
0.07%, 12/1/15	14,000,000		14,000,000
Erste Abwicklungsanstalt
0.36%, 12/14/15	12,000,000	[a,b]	12,000,000
General Electric Capital Corp.
0.25%, 12/1/15	10,000,000		10,000,000
Standard Chartered Bank
0.27%, 2/2/16	13,000,000	[a]	12,993,858
Sumitomo Mitsui Banking Corp.
0.30%, 1/26/16	15,000,000	[a]	14,993,000
Toyota Motor Credit Corp.
0.30%, 2/2/16	12,000,000		11,993,700
Total Commercial Paper

(cost $102,978,371)			102,978,371
Asset-Backed Commercial Paper--10.8%
Antalis S.A.
0.22%, 12/3/15	10,000,000	[a]	9,999,878
Cancara Asset Securitization
0.36%, 2/19/16	14,000,000	[a]	13,988,800
Collateralized Commercial Paper Program Co., LLC
0.47%, 4/12/16	13,000,000		12,977,427
Total Asset-Backed Commercial Paper
(cost $36,966,105)			36,966,105
Time Deposits--22.8%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.09%, 12/1/15	15,000,000		15,000,000
DnB Bank (Grand Cayman)
0.05%, 12/1/15	15,000,000		15,000,000
Natixis New York (Grand Cayman)
0.06%, 12/1/15	3,000,000		3,000,000
Royal Bank of Canada (Toronto)
0.05%, 12/1/15	15,000,000		15,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.06%, 12/1/15	15,000,000		15,000,000
Swedbank (Grand Cayman)
0.05%, 12/1/15	15,000,000		15,000,000
Total Time Deposits
(cost $78,000,000)			78,000,000
U.S. Government Agency--2.9%
Federal Home Loan Bank
0.13%, 2/12/16
(cost $9,997,364)	10,000,000		9,997,364
U.S. Treasury Notes--5.8%
0.20% - 0.24%, 5/15/16 - 5/31/16
(cost $20,008,665)	20,000,000		20,008,665
Repurchase Agreement--5.8%
Credit Agricole CIB
dated 11/30/15, due 12/1/15 in the amount of
$20,000,056 (fully collateralized by $7,087,296
U.S. Treasury Inflation Protected Securities, 0.13%,
due 4/15/16, value $7,605,649 and $12,807,751

U.S. Treasury Notes, 1.38%-2.13%, due
8/31/20-5/15/25, value $12,794,351)
(cost $20,000,000)	20,000,000	20,000,000
Total Investments (cost $341,950,505)	99.8%	341,950,505
Cash and Receivables (Net)	.2%	516,747
Net Assets	100.0%	342,467,252

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities amounted to $112,973,349 or 33.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	341,950,505
Level 3 - Significant Unobservable Inputs	-
Total	341,950,505

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,355,000		1,362,900
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		5,029,150
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000		5,702,800
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Corp.)	6.75	7/1/33	1,100,000		1,230,889
Arizona--.9%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	750,000	[a]	845,595
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/42	6,000,000		6,353,400
University Medical Center
Corporation, HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	3,106,775
California--18.5%
Anaheim Public Financing
Authority, LR (Anaheim

Convention Center Expansion
Project)	5.00	5/1/46	2,000,000		2,250,980
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,198,309
California,
GO (Various Purpose)	5.00	8/1/45	6,000,000		6,897,240
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	11,561
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	490,000	[a]	566,509
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,594,133
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	900,000		1,034,622
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		7,171,140
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		361,152
California Municipal Finance
Authority, Student Housing
Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		662,016
California Municipal Finance
Authority, Student Housing
Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		2,972,393
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	6,000,000	[b]	6,163,680

California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000	2,308,420
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000	2,616,950
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/43	3,000,000	3,357,990
California Statewide Communities
Development Authority, Revenue
(Loma Linda University Medical
Center)	5.25	12/1/44	2,000,000	2,115,340
California Statewide Communities
Development Authority, Revenue
(Loma Linda University Medical
Center)	5.50	12/1/54	5,000,000	5,309,750
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000	7,082,520
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,900,000	2,136,303
Capistrano Unified School District
Community Facilities District
Number 90-2, Special Tax Bonds
(Improvement Area Number
2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000	4,470,320
Desert Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/37	6,800,000	7,208,816
Galt Redevelopment Agency,

Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,484,140
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/40	10,000,000		11,307,300
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,239,181
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,217,112
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,040,190
JPMorgan Chase Putters/Drivers
Trust (Series 3847)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	[b,d]	11,695,200
Long Beach,
Marina Revenue (Alamitos Bay
Marina Project)	5.00	5/15/40	2,500,000		2,738,525
Long Beach,
Marina Revenue (Alamitos Bay
Marina Project)	5.00	5/15/45	2,000,000		2,180,860
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,159,330
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,141,510
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/44	1,000,000		1,135,650
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,124,180
Metropolitan Water District of
Southern California, Water

Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,134,336
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.95	7/1/40	4,000,000		4,661,200
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/32	2,500,000	[c]	1,333,725
Northern California Gas Authority
Number 1, Gas Project Revenue	0.94	7/1/27	660,000	[e]	605,972
Oakland Unified School District,
GO	5.00	8/1/40	3,000,000		3,329,910
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,968,400
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,399,880
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,384,700
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/33	3,500,000		4,144,245
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	2,000,000		2,279,120
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/48	5,000,000		5,693,550
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,239,440
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,090,320
San Diego Unified School District,
GO (Dedicated Unlimited Ad
Valorem Property Tax Bonds)	4.00	7/1/33	1,000,000		1,069,250
San Diego Unified School District,
GO (Dedicated Unlimited Ad
Valorem Property Tax Bonds)	4.00	7/1/34	1,980,000		2,105,413
San Diego Unified School District,
GO (Dedicated Unlimited Ad

Valorem Property Tax Bonds)	4.00	7/1/35	2,205,000		2,335,404
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	[c]	575,500
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,665,486
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,515,937
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/50	5,000,000		5,367,000
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,144,920
University of California Regents,
General Revenue	5.00	5/15/31	6,385,000		7,615,326
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,805,681
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000		5,941,550
Colorado--.9%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000		1,756,305
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,078,290
Colorado Health Facilities
Authority, Revenue (Catholic

Health Initiatives)	6.00	10/1/23	500,000		561,440
Colorado Springs,
Utilities System Improvement
Revenue	5.00	11/15/44	6,500,000		7,421,245
Delaware--1.2%
JPMorgan Chase Putters/Drivers
Trust (Series 4359)
Non-recourse (University of
Delaware, Revenue)	5.00	5/1/21	12,230,000	[b,d]	13,724,871
District of Columbia--.7%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,500,000		3,698,590
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/33	1,100,000		1,268,905
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,948,914
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/48	1,450,000		1,652,043
Florida--4.7%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project) (Prerefunded)	7.00	4/1/19	1,675,000	[a]	1,998,426
Collier County Health Facilities
Authority, Residential Care
Facility Revenue (The Moorings
Inc.)	5.00	5/1/45	2,500,000		2,742,875
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,162,390
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa

Project)	5.25	4/1/42	1,100,000		1,190,299
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/44	6,000,000		6,669,060
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	750,000		857,498
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention
Village) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/1/40	7,545,000		8,328,096
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention
Village) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/1/44	5,000,000		5,496,650
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000		1,371,060
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		16,351,620
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	4.00	4/1/45	1,000,000		1,009,060
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)
(Prerefunded)	5.50	4/1/16	600,000	[a]	610,530
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	1,050,000		1,161,793
Orange County Industrial
Development Authority, IDR
(VitAG Florida LLC Project)	8.00	7/1/36	2,500,000	[b]	2,556,275
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,212,340

Georgia--.3%
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,000,000		1,159,100
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/44	1,500,000		1,730,655
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,113,400
Hawaii--3.6%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,802,740
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems)	5.00	7/1/35	7,000,000		7,989,450
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,080,650
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,083,780
JPMorgan Chase Putters/Drivers
Trust (Series 4007)
Non-recourse (Hawaii, GO)	5.00	12/1/19	20,000,000	[b,d]	23,891,745
Idaho--.4%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/32	3,900,000		4,399,434
Illinois--9.7%
Chicago,

Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)
(Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000	4,527,560
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/31	15,000,000	17,088,450
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000	2,911,700
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000	6,023,750
Chicago,
GO	5.50	1/1/42	1,750,000	1,835,330
Chicago,
GO	5.50	1/1/42	1,250,000	1,310,950
Chicago,
GO	7.75	1/1/42	5,000,000	5,314,100
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/35	5,000,000	5,049,450
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/40	5,000,000	5,243,800
Chicago,
Wastewater Transmission Revenue	5.00	1/1/39	1,000,000	1,077,890
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/39	18,500,000	17,303,790
Illinois,
GO	5.50	7/1/33	2,500,000	2,705,800
Illinois,
GO	5.50	7/1/38	2,500,000	2,659,075
Illinois,

GO	5.00	2/1/39	5,000,000	5,172,500
Illinois Finance Authority,
Revenue (Benedictine
University Project)	6.25	10/1/33	2,760,000	3,138,230
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000	4,336,573
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000	3,159,360
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	5.50	7/1/28	1,560,000	1,798,789
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.50	7/1/34	2,140,000	2,381,478
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	5,000,000	5,886,450
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/39	4,000,000	4,477,840
Illinois Finance Authority,
Revenue (Silver Cross Hospital
and Medical Centers)	5.00	8/15/44	5,000,000	5,396,600
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,110,490
Springfield,
Senior Lien Electric Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/40	1,000,000	1,107,580
Indiana--.7%
Indiana Finance Authority,
Lease Appropriaton Revenue
(Stadium Project)	5.25	2/1/35	5,000,000	5,819,300
Indiana Finance Authority,
Private Activity Revenue (I-69
Section 5 Project)	5.25	9/1/40	2,000,000	2,184,500

Kentucky--.4%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000	1,678,110
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue
(Downtown Crossing Project)	5.75	7/1/49	3,000,000	3,378,630
Louisiana--1.5%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000	5,724,750
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	5,000,000	5,589,500
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Act 360 Project)	5.00	10/1/39	2,000,000	2,229,440
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,142,590
New Orleans,
Water Revenue	5.00	12/1/34	500,000	564,490
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,258,100
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000	925,906
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center

Issue)	6.75	7/1/41	2,725,000		3,089,414
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,864,086
Maryland--3.2%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		30,484,210
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000		3,820,880
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,398,980
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		268,722
Massachusetts--5.0%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
Non-recourse (Massachusetts,
GO (Consolidated Loan))	5.00	4/1/19	15,000,000	[b,d]	17,757,038
JPMorgan Chase Putters/Drivers
Trust (Series 4357)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	[b,d]	11,846,890
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/24	5,350,000		6,469,969
Massachusetts Development Finance
Agency, HR (Cape Cod
Healthcare Obligated Group
Issue)	5.25	11/15/41	4,370,000		4,944,131

Massachusetts Development Finance
Agency, Revenue (Boston
Medical Center Issue) (Green
Bonds)	5.00	7/1/44	5,000,000		5,405,050
Massachusetts Development Finance
Agency, Revenue (SABIS
International Charter School
Issue)	5.00	4/15/40	1,500,000		1,597,140
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/36	2,115,000		2,339,867
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,730,186
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,371,123
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,180,200
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	295,000	[a]	348,938
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	205,000	[a]	242,482
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,219
Michigan--2.3%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		964,554
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	6,760,000		7,696,733
Michigan Building Authority,

Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,443,640
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/32	2,500,000		2,819,050
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/38	6,475,000		7,214,639
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/25	1,250,000		1,484,287
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,084,800
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		550,680
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/21	700,000		809,361
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Build
America Mutual Assurance
Company)	5.00	12/1/39	775,000		864,745
Minnesota--2.9%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	17,125,000	[b,d]	19,900,403
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	10,000,000	[b,d]	11,705,900
Minneapolis,
Health Care System Revenue

(Fairview Health Services)
(Prerefunded)	6.63	11/15/18	1,000,000	[a]	1,161,970
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Jackson, Water and Sewer
System Revenue Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,084,387
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,666,680
Nevada--1.0%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000		11,259,100
New Hampshire--1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	0.14	5/1/21	12,250,000	[e]	11,775,312
New Jersey--3.8%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,054,390
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,672,025
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.13	1/1/34	5,325,000		5,812,078
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	5,500,000		5,900,015
New Jersey Economic Development
Authority, School Facilities

Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		14,317,810
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	[a]	2,427,600
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,618,335
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	7,000,000		7,712,670
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	[c]	2,490,700
New York--11.0%
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	9,500,000		10,757,325
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.25	7/15/40	6,000,000		6,817,200
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.38	7/15/43	4,000,000		4,566,520
Build New York City Resource
Corporation, SWDR (Pratt Paper
(NY), Inc. Project)	5.00	1/1/35	1,000,000	[b]	1,069,940
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,710,800
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000		770,083
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.46	11/1/22	11,000,000	[e]	10,711,250

New York City,
GO	6.00	10/15/23	365,000		416,695
New York City,
GO (Prerefunded)	6.00	10/15/18	135,000	[a]	154,302
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		370,334
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,300,000		1,522,755
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	0.75	3/1/20	5,000,000	[e]	4,798,550
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931) Recourse	5.75	12/15/16	9,000,000	[b,d]	10,027,080
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1) Recourse	5.75	12/15/16	5,090,000	[b,d]	5,670,865
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	10,000,000		11,504,600
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,774,550
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,180,960
New York Liberty Development
Corporation, Revenue (3 World

Trade Center Project)	5.00	11/15/44	10,000,000	[b]	10,256,800
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		526,810
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,145,000
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.58	4/1/34	17,410,000	[e]	16,626,550
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000		5,846,350
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	[c]	1,372,820
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	[c]	3,092,616
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	[c]	2,902,950
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	[c]	1,675,710
North Carolina--.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Corp.) (Escrowed to Maturity)	6.00	1/1/19	175,000		189,369
Ohio--1.3%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,115,000		1,256,349
Ohio,
Private Activity Revenue

(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project)	5.00	12/31/39	1,200,000		1,303,668
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project)	5.00	6/30/53	3,490,000		3,741,629
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,330,060
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,204,720
Ohio Turnpike and Infrastructure
Commission, Turnpike Junior
Lien Revenue (Infrastructure
Projects)	0/5.70	2/15/34	3,000,000	[f]	2,618,520
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,278,020
Pennsylvania--1.6%
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	3,000,000		3,212,550
Pennsylvania Economic Development
Financing Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		5,012,419
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania

Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	1,000,000	1,086,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000	2,974,932
Philadelphia,
GO	5.25	7/15/27	5,350,000	6,303,744
Rhode Island--.7%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facility Revenue (Providence
College Issue)	5.00	11/1/45	7,000,000	7,873,390
Texas--17.9%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/39	13,555,000	15,447,278
Central Texas Regional Mobility
Authority, Senior Lien Revenue	5.00	1/1/40	7,300,000	7,991,894
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	5,720,300
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000	1,381,875
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,745,000	2,945,001
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/33	1,500,000	1,782,210
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000	1,117,250
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000	2,912,057
Clifton Higher Education Finance

Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	2,770,000		3,286,993
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	5.00	12/1/45	3,855,000		4,015,252
Clint Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	8/15/45	5,000,000		5,750,250
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/32	7,500,000		8,312,100
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,127,670
Grand Parkway Transportation
Corporation, Grand Parkway
System First Tier Toll Revenue	5.50	4/1/53	4,500,000		5,007,870
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,643,740
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	2,049,025
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	1,824,609
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	[a]	1,177,650
Houston,

Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000		550,555
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	10,650,000	[e]	9,864,563
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	3,650,000	[e]	3,380,813
Houston Higher Education Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	6.50	5/15/31	1,270,000		1,510,805
Houston Higher Education Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)
(Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,940,973
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	725,000		814,219
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	5,668,344
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/40	4,750,000		5,327,552
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/45	5,000,000		5,561,100
New Hope Cultural Education
Facilities Finance
Corporation, Student Housing
Revenue (National Campus and
Community Development
Corporation - College Station

Properties LLC - Texas A&M
University Project)	5.00	7/1/47	6,500,000	6,700,070
Newark Higher Education Finance
Corporation Education Revenue
(A+ Charter Schools, Inc.)	5.50	8/15/35	750,000	759,480
Newark Higher Education Finance
Corporation Education Revenue
(A+ Charter Schools, Inc.)	5.75	8/15/45	1,000,000	1,009,510
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	1,630,000	1,699,617
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000	8,265,810
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000	23,594,800
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,500,000	9,015,450
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	7.00	12/31/38	10,000,000	12,437,800
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	6.75	6/30/43	5,000,000	6,090,500
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000	2,995,725

Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/37	15,950,000		17,769,735
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	6,000,000		6,567,420
Vermont--.1%
Burlington,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/30	1,000,000		1,121,410
Virginia--1.4%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	[f]	1,466,600
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,510,000		7,866,425
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000		4,438,240
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000		2,300,640
Wisconsin--.5%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,520,742
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,133,870
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,714,425
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,153,800
U.S. Related--4.6%

A.B. Won International Airport
Authority of Guam, General
Revenue	6.25	10/1/34	1,000,000	1,164,270
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	1,000,000	1,171,190
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000	2,351,960
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000	2,342,020
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000	2,961,775
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000	5,927,150
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000	2,399,720
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000	1,090,280
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000	3,645,350
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/21	500,000	496,020
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000	1,315,300
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	10,000,000	6,550,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000	750,660
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.00	8/1/22	4,585,000	3,106,934
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	0/6.75	8/1/32	15,000,000	[f]	6,410,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	[f]	218,910
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/29	2,250,000		2,468,632
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/30	5,000,000		5,454,350
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/34	1,500,000		1,612,965
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	1,250,000		1,408,975
Total Long-Term Municipal Investments
(cost $1,113,944,141)					1,196,521,578
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.8%	Rate (%)	Date	Amount ($)		Value ($)
Missouri--.6%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	12/1/15	1,900,000	[g]	1,900,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	12/1/15	5,000,000	[g]	5,000,000
Nebraska--.1%
Douglas County Hospital Authority

Number 2, Health Facilities
Revenue, Refunding (Children's
Hospital Obligated Group)
(LOC; U.S. Bank NA)	0.01	12/1/15	1,000,000	[g]	1,000,000
New York--.5%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.01	12/1/15	3,200,000	[g]	3,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; State Street Bank
and Trust Co.)	0.01	12/1/15	1,920,000	[g]	1,920,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	0.01	12/1/15	1,000,000	[g]	1,000,000
Texas--.4%
Gulf Coast Industrial Development
Authority, Revenue (ExxonMobil
Project)	0.01	12/1/15	4,505,000	[g]	4,505,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.01	12/1/15	800,000	[g]	800,000
Wyoming--.1%
Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	0.01	12/1/15	1,200,000	[g]	1,200,000
Total Short-Term Municipal Investments
(cost $20,525,000)					20,525,000
Total Investments (cost $1,134,469,141)			106.1%		1,217,046,578
Liabilities, Less Cash and Receivables			(6.1%)		(69,861,454)
Net Assets			100.0%		1,147,185,124

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $147,787,429 or 12.9% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e	Variable rate security--interest rate subject to periodic change.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $82,577,437 of which $93,412,994 related to appreciated investment securities and $10,835,557 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2015 ($)
Financial Futures Short

U.S. Treasury 5 Year Notes	952	(113,488,813)	December 2015	406,875
U.S. Treasury 10 Year Notes	2,227	(282,863,797)	December 2015	394,804
U.S. Treasury Long Bonds	200	(31,675,000)	December 2015	(150,000)

Gross Unrealized Appreciation				801,679
Gross Unrealized Depreciation				(150,000)

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	1,217,046,578	-	1,217,046,578
Other Financial Instruments:
Financial Futures††	801,679	-	-	801,679
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(150,000)	-	-	(150,000)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.0%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000		1,713,180
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000		1,436,689
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000		4,838,042
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000		13,402,685
Arizona--.7%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	2,500,000	[a]	2,818,650
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	1,000,000	[a]	1,127,460
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	1,100,000	[a]	1,240,206
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/18	5,000,000	[a]	5,512,650
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/26	2,000,000		2,315,240
University of Arizona Board of

Regents, System Revenue	6.20	6/1/16	1,145,000		1,175,789
California--17.8%
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,369,000
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.88	4/1/19	10,000,000		10,166,500
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	2.00	4/1/21	10,000,000		10,152,800
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,711,760
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,970,050
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,075,050
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		15,353,750
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		3,070,750
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		12,138,900
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,747,391
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		10,372,600
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,198,309
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	3,420,000		3,757,554
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	5/1/18	8,565,000	[a]	9,414,048

California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		5,776,750
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000		1,768,155
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,871,264
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	9,771,770
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,598,480
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	69,368
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,977,122
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		9,882,156
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,335,740
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,579,635
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist

Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,235,000	4,911,626
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	1,770,000	1,855,526
California Statewide Communities
Development Authority Student
Housing Revenue (CHF - Irvine,
L.L.C. - UCI East Campus
Apartments, Phase II)	5.00	5/15/38	5,000,000	5,088,800
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	12,080,000	13,937,179
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,500,000	2,875,350
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/32	2,000,000	2,317,840
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/34	3,500,000	4,025,105
Los Angeles,
Wastewater System Revenue	5.00	6/1/34	11,230,000	13,320,015
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000	8,399,100
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Senior

Revenue	5.00	7/1/22	3,450,000		4,202,169
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		18,150,950
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/33	4,000,000	[b]	2,062,160
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,008,940
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,532,105
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,165,344
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,754,445
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		6,076,100
Sacramento County Sanitation
Districts Financing Authority,
Subordinate Lien Revenue
(Sacramento Regional County
Sanitation District) (Insured;
FGIC)	0.75	12/1/35	10,000,000	[c]	9,143,600
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.77	6/1/34	8,000,000	[c]	7,315,200
San Francisco Bay Area Rapid
Transit District, GO	4.00	8/1/35	6,500,000		6,974,045
San Francisco City and County,
COP (War Memorial Veterans
Building Seismic Upgrade and
Improvements)	5.00	4/1/27	3,555,000		4,214,630
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco

International Airport)	5.00	5/1/25	5,000,000	5,894,300
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000	5,880,050
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/31	8,000,000	9,499,200
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000	12,856,470
San Francisco Community College
District, GO	5.00	6/15/29	5,000,000	5,984,850
Southern California Public Power
Authority, Gas Project Revenue
(Project Number 1)	5.25	11/1/20	4,000,000	4,594,000
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/30	1,000,000	1,182,760
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/31	3,855,000	4,540,034
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/33	3,380,000	3,960,819
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000	10,734,210
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000	13,190,760
Colorado--1.9%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,792,999
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,245,760

Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,799,040
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,676,192
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	2,360,000		2,438,022
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.76	9/1/17	5,000,000	[c]	5,016,400
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,729,670
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	1,465,000		1,582,097
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,632,663
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		1,977,535
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,122,631
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,559,788
Connecticut--1.6%
Connecticut,
GO	5.00	11/15/21	9,430,000		11,128,532
Connecticut,
GO	5.00	4/15/22	5,000,000		5,926,850
Connecticut,
GO	5.00	5/15/23	10,000,000		11,616,000

Connecticut,
GO	4.00	6/15/30	3,000,000		3,206,160
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,656,390
Delaware--1.0%
Delaware,
GO	5.00	2/1/23	5,000,000		5,833,550
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,332,980
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,214,629
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,799,205
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,210,480
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,399,942
District of Columbia--.6%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.19	6/1/16	5,000,000	[c]	5,026,000
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,923,540
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,874,700
Florida--4.4%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	10,000,000		11,375,400
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,542,113
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,690,825
Jacksonville,

Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		2,959,125
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000		2,251,560
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,824,583
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/24	1,000,000		1,122,820
Lee County,
Airport Revenue	5.50	10/1/23	3,460,000		4,077,887
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,837,300
Miami-Dade County
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000		4,852,060
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/22	2,000,000		2,148,040
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/21	5,000,000		5,802,150
Orlando Utilities Commission,
Utility System Revenue	1.01	10/1/16	13,400,000	[c]	13,457,352
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/29	5,000,000		5,140,450
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	[a]	274,334
Sarasota County,

Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	[a]	268,735
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	[a]	235,143
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	[a]	811,804
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	1,790,000	[a]	2,004,317
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	5,000,000	[a]	5,598,650
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	2,105,000	[a]	2,357,032
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	1,085,000	[a]	1,214,907
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		5,847,000
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	90,000		109,689
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/25	2,865,000		3,532,975
Georgia--1.8%
Atlanta,

Water and Wastewater Revenue	5.00	11/1/25	3,750,000		4,598,212
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		6,680,400
Burke County Development Authority,
PCR (Vogtle Project)	2.35	12/11/20	7,500,000		7,559,025
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		4,124,050
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d]	16,020
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,600,900
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	1,310,000		1,315,345
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/41	6,990,000		8,078,063
Idaho--.8%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/33	5,000,000		5,625,050
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,850,000		11,462,544
Illinois--6.9%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/22	4,615,000		5,421,933
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/23	2,000,000		2,368,420
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare

International Airport)	5.00	1/1/24	5,000,000	5,942,150
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	4,450,000	5,325,182
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	7,055,000	8,233,608
Chicago,
GO	5.00	1/1/24	4,500,000	4,814,550
Chicago,
GO	5.00	1/1/26	3,000,000	3,163,380
Chicago,
GO	5.50	1/1/35	3,750,000	3,961,087
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,132,544
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/22	1,000,000	1,080,910
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/34	5,400,000	5,712,174
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/37	3,500,000	3,675,910
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	6,940,000	7,012,939
Chicago,
Wastewater Transmission Revenue	5.00	1/1/24	3,000,000	3,407,130
Chicago,
Wastewater Transmission Revenue	5.00	1/1/25	2,110,000	2,403,775
Chicago Board of Education,
Unlimited Tax GO (Dedicated

Alternate Revenues)	5.25	12/1/35	7,215,000		6,838,666
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000		1,658,398
Illinois,
GO	5.00	8/1/18	19,900,000		21,240,862
Illinois,
GO	5.00	8/1/19	10,000,000		10,825,200
Illinois,
GO	5.00	9/1/19	7,500,000		7,523,475
Illinois,
GO	5.00	8/1/23	5,000,000		5,533,250
Illinois,
GO	5.25	2/1/28	6,000,000		6,277,260
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,525,600
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,545,525
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000		10,287,400
Kansas--1.8%
Harvey County Unified School
District Number 373, GO
Improvement Bonds (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	9/1/18	1,700,000	[a]	1,886,524
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/27	10,000,000		12,200,000
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/28	6,000,000		7,286,280
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/29	1,300,000		1,568,775
Kansas Development Finance

Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000		3,716,874
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000		9,495,316
Kentucky--.1%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000		2,091,609
Louisiana--2.5%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC) (Prerefunded)	5.25	12/1/17	4,000,000	[a]	4,340,400
Louisiana,
GO	5.00	8/1/26	5,000,000		5,983,100
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/21	5,000,000		5,804,400
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC) (Prerefunded)	5.00	6/1/16	5,500,000	[a]	5,630,075
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	14,500,000		16,209,550
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,712,800
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,285,180
Louisiana Public Facilities

Authority, Revenue (Loyola
University Project)	5.00	10/1/41	6,000,000		6,418,740
Maryland--2.4%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/28	2,480,000		2,945,694
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/29	4,640,000		5,474,272
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/30	4,640,000		5,443,509
Maryland,
GO (State and Local Facilities
Loan)	5.00	3/1/26	2,000,000		2,404,440
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	12/1/21	6,300,000		7,562,520
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/26	10,000,000		12,348,900
Montgomery County,
Consolidated Public
Improvement GO	4.00	12/1/30	12,000,000		13,016,760
Massachusetts--1.5%
Massachusetts,
GO	0.68	11/1/18	2,000,000	[c]	2,002,400
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	7,000,000		8,375,710
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/28	5,000,000		5,923,250
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/31	5,000,000		5,895,600
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		3,933,853

Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/44	2,505,000		2,899,938
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	1,180,000	[a]	1,395,751
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	820,000	[a]	969,929
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,668
Michigan--1.9%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,727,300
Michigan,
Grant Anticipation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	9/15/23	7,500,000		8,079,525
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,875,296
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/35	5,000,000		5,602,500
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,163,881
Michigan Finance Authority,

Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,445,050
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,854,600
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,885,175
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	3,450,000		3,980,334
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Prerefunded)	6.63	11/15/18	12,000,000	[a]	13,943,640
Saint Paul Housing and
Redevelopment Authority,
Health Care Facilities Revenue
(HealthPartners Obligated
Group)	5.00	7/1/32	5,000,000		5,708,950
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)

(Prerefunded)	5.00	8/1/16	6,300,000	[a]	6,497,568
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/22	1,500,000		1,786,950
Mississippi--.0%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	460,000		482,825
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000		413,324
Missouri--1.9%
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,550,000		1,850,685
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,750,000		2,121,770
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,200,000		2,698,036
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000		907,628
Missouri Highways and

Transportation Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000	31,536,944
Nebraska--.5%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/19	10,000,000	11,333,100
Nevada--1.2%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000	11,242,300
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000	14,126,801
New Jersey--4.4%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000	1,042,300
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/24	5,000,000	5,415,400
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/20	5,000,000	5,410,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000	14,490,320
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	5,000,000	5,502,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.50	9/1/23	10,000,000		11,565,000
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	[a]	4,551,750
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,141,338
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,461,490
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,260,320
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,354,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/21	10,000,000		11,435,500
New Jersey Transportation Trust
Fund Authority, Transportation
Program Bonds	5.00	6/15/19	10,000,000		10,728,700
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/33	5,000,000		5,699,100
Rutgers, The State University,
GO	5.00	5/1/21	2,000,000		2,355,120
New Mexico--.5%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	5.00	8/1/19	10,000,000		11,254,300
New York--13.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)

(Prerefunded)	5.75	11/15/17	1,000,000	[a]	1,098,050
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		2,999,002
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,649,670
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,394,650
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		13,896,240
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.46	11/1/22	8,625,000	[c]	8,398,594
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	4.00	7/1/35	5,440,000		5,677,837
New York City,
GO	5.00	8/1/23	5,000,000		6,085,650
New York City,
GO	5.00	8/1/24	5,000,000		6,152,950
New York City,
GO	5.13	12/1/24	2,005,000		2,179,455
New York City,
GO	5.00	10/1/25	2,500,000		2,952,275
New York City,
GO	5.00	8/1/26	5,660,000		6,706,081
New York City,
GO	5.00	8/1/28	16,000,000		18,610,880
New York City,
GO (Prerefunded)	5.13	12/1/17	2,995,000	[a]	3,255,056
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	2/1/23	13,000,000		15,260,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/25	15,000,000		18,207,150
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	[e]	10,256,800
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	7,500,000		8,722,275
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	130,000		138,736
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	10,000,000		11,186,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/31	5,165,000		6,069,288
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/33	25,000,000		29,270,000
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	10,000,000		11,846,000
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/34	5,000,000		5,810,700
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,516,990
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,385,700
New York State Thruway Authority,

Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/17	4,500,000	[a]	4,762,440
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/29	10,000,000		11,725,700
Port Authority of New York and New
Jersey (Consolidated Bonds,
179th Series)	5.00	12/1/38	2,350,000		2,720,196
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/31	1,145,000		1,348,054
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/32	2,500,000		2,934,825
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/36	3,000,000		3,397,440
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/37	3,400,000		3,842,714
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/38	1,375,000		1,551,550
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/29	6,370,000		7,686,615
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	5,000,000		5,118,450
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/37	2,425,000		2,637,818
Triborough Bridge and Tunnel
Authority, Subordinate Revenue

(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	[b]	6,340,500
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		3,042,750
North Carolina--2.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Prerefunded)	5.25	1/1/18	5,000,000	[a]	5,449,000
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Prerefunded)	5.00	1/1/19	18,000,000	[a]	20,197,080
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	1,585,000		1,754,706
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Prerefunded)	5.00	1/1/19	3,915,000	[a]	4,392,865
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/35	3,420,000		3,624,995
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/36	1,485,000		1,565,442
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/37	2,000,000		2,096,860
Wake County,
LOR	5.00	1/1/24	5,955,000		6,800,908
Ohio--1.1%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,580,818
Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan

Sewer District of Greater
Cincinnati)	5.00	12/1/26	3,500,000	4,183,375
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,430,398
Ohio,
Common Schools GO	5.00	6/15/26	4,630,000	5,571,279
Ohio,
Common Schools GO	5.00	6/15/27	5,070,000	6,083,341
Oregon--.5%
Oregon,
GO	5.00	11/1/19	5,000,000	5,754,900
Oregon,
GO	5.00	11/1/20	3,100,000	3,650,994
Pennsylvania--3.6%
Pennsylvania,
GO	5.00	8/15/21	7,210,000	8,459,637
Pennsylvania,
GO	5.00	6/15/22	5,220,000	6,177,035
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,870,800
Pennsylvania,
GO	5.00	3/15/31	5,000,000	5,792,250
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	11,520,000	13,642,675
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/28	7,540,000	8,747,908
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	1,000,000	1,070,850
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,803,018
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,476,800

Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,266,675
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,383,953
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000	1,146,590
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000	3,069,770
South Carolina--1.0%
Clemson University,
Athletic Facilities Revenue	4.00	5/1/35	1,500,000	1,558,485
Clemson University,
Higher Education Revenue	4.00	5/1/35	2,635,000	2,748,489
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,390,240
Growth Remedy Opportunity Without
Tax Hike, Installment Purchase
Revenue (School District
Number 2 of Dorchester County,
South Carolina Project)	5.00	12/1/28	1,750,000	2,031,680
Growth Remedy Opportunity Without
Tax Hike, Installment Purchase
Revenue (School District
Number 2 of Dorchester County,
South Carolina Project)	5.00	12/1/29	2,000,000	2,310,400
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/22	7,500,000	9,010,425
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco

Settlement Revenue	5.00	6/1/25	1,800,000		2,056,194
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000		562,840
Tennessee--.7%
Clarksville Natural Gas
Acquisition Corporation, Gas
Revenue	5.00	12/15/20	1,690,000		1,925,890
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	4,475,000		5,155,871
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds
(Prerefunded)	5.00	7/1/20	5,525,000	[a]	6,455,079
Texas--9.6%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/23	1,100,000		1,257,421
Cypress-Fairbanks Independent
School District, GO	4.00	8/15/19	10,000,000		10,943,000
Dallas and Fort Worth
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/31	5,000,000		5,756,450
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,443,310
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,890,382
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,906,120
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/32	3,000,000		3,249,750

El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,198,030
Forney Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/27	2,200,000		2,663,562
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,127,670
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,162,000
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,587,793
Harris County Flood Control
District, GO	5.00	10/1/26	10,000,000		12,174,300
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	[a]	5,888,250
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/22	6,500,000		7,746,895
Houston,
Combined Utility System First
Lien Revenue	5.00	5/15/21	5,000,000		5,909,150
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,648,970
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	15,000		15,322
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	35,000		35,751
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000		5,529,700
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000		3,448,290

North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000		13,062,299
San Antonio,
Electric and Gas Systems Revenue	3.00	12/1/19	5,800,000		6,155,888
San Antonio Independent School
District, GO	5.00	2/15/23	9,535,000		11,588,934
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,122,914
Texas Transportation Commission,
GO (Mobility Funds Bonds)	5.00	10/1/24	4,000,000		4,913,600
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000		12,318,600
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/27	5,000,000		5,921,100
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (Prerefunded)	5.00	4/1/17	15,000,000	[a]	15,865,500
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		3,904,150
Utah--1.5%
Utah,
GO	5.00	7/1/20	20,000,000		23,405,800
Utah Associated Municipal Power
Systems, Revenue (Payson Power
Project)	5.00	4/1/22	5,675,000		6,682,823
Virginia--2.0%
Virginia,
GO	5.00	6/1/23	5,490,000		6,481,933
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		7,862,610
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment

Programs)	5.00	2/1/21	2,235,000	2,629,321
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000	13,272,627
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000	7,912,575
Virginia Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	2,795,000	3,362,665
Washington--3.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	12,751,291
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/31	7,500,000	8,502,375
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	6,313,556
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000	2,062,095
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000	1,170,270
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000	3,309,054
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/22	5,000,000	5,960,300
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/23	5,000,000	6,015,050
Washington,

GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000		6,455,546
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	8/1/23	3,570,000		4,229,736
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,550,000		6,555,716
Wisconsin--.6%
Wisconsin,
GO (Prerefunded)	5.00	5/1/20	5,000,000	[a]	5,808,050
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,162,700
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,155,290
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,150,380
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		573,555
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,289,360
U.S. Related--.7%
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,138,190
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		3,341,600
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,943,467
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		1,493,238
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/16	5,000		5,147
Puerto Rico Public Buildings

Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.75	7/1/17	5,000		5,372
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	[f]	4,701,290
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	[f]	729,700
Total Long-Term Municipal Investments
(cost $1,935,173,741)					2,032,874,784
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)		Value ($)
Alaska--.1%
Valdez
Marine Terminal Revenue (Exxon
Pipeline Co. Project)	0.01	12/1/15	1,370,000	[g]	1,370,000
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.01	12/1/15	1,900,000	[g]	1,900,000
Massachusetts--.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.01	12/1/15	8,400,000	[g]	8,400,000
Mississippi--.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	12/1/15	815,000	[g]	815,000
Missouri--.3%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;

Wells Fargo Bank)	0.01	12/1/15	500,000	[g]	500,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	12/1/15	100,000	[g]	100,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	12/1/15	6,200,000	[g]	6,200,000
New York--.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.01	12/1/15	500,000	[g]	500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.01	12/1/15	3,000,000	[g]	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.01	12/1/15	500,000	[g]	500,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.01	12/1/15	1,400,000	[g]	1,400,000
Total Short-Term Municipal Investments
(cost $24,685,000)					24,685,000
Total Investments (cost $1,959,858,741)			99.5%		2,057,559,784
Cash and Receivables (Net)			.5%		10,424,210
Net Assets			100.0%		2,067,983,994

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security--interest rate subject to periodic change.
d Non-income producing--security in default.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, this security was valued at $10,256,800 or .5% of net assets.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $97,701,043 of which $107,968,535 related to appreciated investment securities and $10,267,492 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2015	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	340	(40,531,719)	December 2015	372,594
U.S. Treasury 10 Year Notes	797	(101,231,453)	December 2015	498,199

				870,793

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	2,057,559,784	-	2,057,559,784
Other Financial Instruments:
Financial Futures++	870,793	-	-	870,793

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.3%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.02	12/7/15	7,000,000	[a]	7,000,000
Mobile Industrial Development
Board, Dock and Wharf Revenue,
Refunding (Holnam Inc.
Project) (LOC; Bayerische
Landesbank)	0.02	12/7/15	4,110,000	[a]	4,110,000
California--9.2%
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.05	12/7/15	16,910,000	[a,b,c]	16,910,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.04	1/6/16	6,623,000		6,622,903
California Statewide Communities
Development Authority, Revenue,
CP (Kaiser Permanente)	0.02	12/1/15	9,110,000		9,110,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.01	12/1/15	12,700,000	[a]	12,700,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:

California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.01	12/1/15	31,800,000	[a]	31,800,000
Colorado--4.2%
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.04	12/7/15	4,900,000	[a]	4,900,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.02	12/7/15	20,300,000	[a]	20,300,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.03	12/7/15	10,035,000	[a]	10,035,000
Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.07	12/7/15	2,670,000	[a]	2,670,000
District of Columbia--1.5%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.08	12/7/15	2,460,000	[a]	2,460,000
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue CP (LOC; JPMorgan
Chase Bank)	0.09	12/3/15	10,000,000		10,000,000
Florida--.3%
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.06	12/7/15	2,400,000	[a]	2,400,000

Idaho--.1%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.03	12/7/15	800,000	[a]	800,000
Illinois--14.4%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.01	12/7/15	7,920,000	[a]	7,920,000
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.02	12/7/15	27,000,000	[a]	27,000,000
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.03	12/7/15	4,600,000	[a]	4,600,000
Illinois Development Finance
Authority, Revenue (Saint
Ignatius College Preparatory
School) (LOC; PNC Bank NA)	0.01	12/7/15	12,000,000	[a]	12,000,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; JPMorgan Chase
Bank)	0.01	12/7/15	15,000,000	[a]	15,000,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; JPMorgan Chase
Bank)	0.01	12/7/15	5,000,000	[a]	5,000,000
Illinois Educational Facilities
Authority, Revenue
(National-Louis University)
(LOC; JPMorgan Chase Bank)	0.01	12/7/15	9,150,000	[a]	9,150,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.03	12/7/15	400,000	[a]	400,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.05	12/7/15	2,935,000	[a]	2,935,000

Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.01	12/7/15	14,000,000	[a]	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.
Project) (LOC; Northern Trust
Company)	0.01	12/7/15	1,075,000	[a]	1,075,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.01	12/7/15	13,000,000	[a]	13,000,000
Illinois Housing Development
Authority, MFHR (Woodlawn Six
Apartments) (LOC; FHLMC)	0.02	12/7/15	8,100,000	[a]	8,100,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.05	12/7/15	2,185,000	[a]	2,185,000
Maryland--5.9%
Baltimore County,
Revenue (Cross Creek
Apartments Facility) (LOC; PNC
Bank NA)	0.03	12/7/15	4,250,000	[a]	4,250,000
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.06	12/7/15	2,725,000	[a]	2,725,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.04	12/7/15	16,825,000	[a]	16,825,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins University)	0.06	2/4/16	16,800,000		16,800,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella

Maris Issue) (LOC; M&T Trust)	0.03	12/7/15	8,715,000	[a]	8,715,000
Massachusetts--3.4%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.01	12/7/15	15,000,000	[a]	15,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.02	12/7/15	13,835,000	[a]	13,835,000
Michigan--.2%
University of Michigan,
CP	0.02	12/14/15	1,750,000		1,749,983
Minnesota--1.6%
Cohasset,
Revenue, Refunding (Minnesota
Power and Light Company
Project) (LOC; JPMorgan Chase
Bank)	0.06	12/7/15	5,000,000	[a]	5,000,000
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	0.06	12/7/15	8,565,000	[a]	8,565,000
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.03	12/7/15	2,110,000	[a]	2,110,000
Missouri--2.9%
Curators of the University of
Missouri, CP	0.03	1/14/16	10,000,000		10,000,000
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)
(LOC; Bank of America)	0.03	12/7/15	14,250,000	[a]	14,250,000

Nevada--2.4%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.10	12/8/15	20,000,000		20,000,000
New Jersey--2.5%
Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	5,000,000		5,006,875
Burlington County Bridge
Commission, Lease Revenue Notes
(Governmental Leasing Program)	1.50	5/17/16	5,000,000		5,028,108
Long Beach Township,
GO Notes, Refunding BAN	1.50	9/1/16	3,333,000		3,352,637
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.03	12/7/15	100,000	[a]	100,000
New Jersey Educational Facilities
Authority, CP (Princeton
University)	0.02	2/4/16	1,000,000		1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.01	12/1/15	200,000	[a]	200,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	4.00	4/1/16	145,000		146,520
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; TD Bank)	0.01	12/7/15	1,235,000	[a]	1,235,000
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	5,000,000		5,005,593
New York--7.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.06	12/7/15	2,580,000	[a]	2,580,000
Dutchess County Industrial
Development Agency, Civic

Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.06	12/7/15	7,620,000	[a]	7,620,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
BAN	0.75	6/1/16	15,000,000		15,038,879
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.01	12/7/15	23,000,000	[a]	23,000,000
New York City,
GO Notes (LOC; Mizuho Bank,
Ltd.)	0.01	12/1/15	3,400,000	[a]	3,400,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.05	12/7/15	3,700,000	[a]	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.02	12/7/15	6,900,000	[a]	6,900,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.06	12/7/15	3,020,000	[a]	3,020,000
Ohio--3.9%
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC;
PNC Bank NA)	0.04	12/7/15	2,680,000	[a]	2,680,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health)	0.06	2/17/16	30,000,000		29,999,491
Pennsylvania--.6%
Jackson Township Industrial
Development Authority, Revenue
(StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.02	12/7/15	4,350,000	[a]	4,350,000
Pennsylvania Higher Educational
Facilities Authority, Revenue

(Association of Independent
Colleges and Universities of
Pennsylvania Financing Program
- Moore College of Art and
Design Project) (LOC; PNC Bank
NA)	0.03	12/7/15	950,000	[a]	950,000
South Carolina--2.8%
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.04	12/7/15	18,415,000	[a]	18,415,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.04	12/7/15	4,020,000	[a]	4,020,000
South Carolina Jobs-Economic
Development Authority, Student
Housing Revenue (South
Carolina State University
Housing LLC Project) (LOC;
Bank of America)	0.06	12/7/15	1,030,000	[a]	1,030,000
Tennessee--.6%
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.05	1/19/16	1,600,000		1,600,000
Metropolitan Government of
Nashville and Davidson County
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.07	2/4/16	3,185,000		3,185,000
Texas--26.5%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.03	12/7/15	41,200,000	[a]	41,200,000

Austin Independent School District,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.04	12/8/15	15,000,000		15,000,000
Austin Independent School District,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.08	2/3/16	10,000,000		9,999,836
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.10	1/15/16	10,205,000		10,205,000
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.05	1/19/16	7,764,000		7,764,000
Dallas,
CP (Liquidity Facility; Wells
Fargo Bank)	0.05	12/11/15	2,880,000		2,880,000
Dallas,
CP (Liquidity Facility; Wells
Fargo Bank)	0.07	2/1/16	25,000,000		25,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue, CP
(Methodist Healthcare)	0.08	3/17/16	30,000,000		30,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.01	12/7/15	21,700,000	[a]	21,700,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.01	12/7/15	10,000,000	[a]	10,000,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	12/7/15	35,000,000	[a]	35,000,000
Texas A&M University Board of
Regents, Revenue, CP	0.03	1/7/16	10,000,000		9,999,927
Texas A&M University Board of
Regents, Revenue, CP	0.05	2/2/16	5,000,000		4,999,918

Utah--.4%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.06	12/7/15	3,125,000	[a]	3,125,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; Wells
Fargo Bank)	0.06	12/7/15	1,065,000	[a]	1,065,000
Washington--5.0%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.10	12/7/15	4,510,000	[a]	4,510,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.04	12/7/15	22,900,000	[a]	22,900,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.04	12/7/15	6,550,000	[a]	6,550,000
Washington Housing Finance
Commission, MFHR, Refunding
(Lake City Senior Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.02	12/7/15	4,000,000	[a]	4,000,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.12	12/7/15	4,200,000	[a]	4,200,000
Wisconsin--1.8%
Wisconsin Health and Educational
Facilities Authority Revenue,
CP (Aurora Health Care, Inc.)

(LOC; JPMorgan Chase Bank)	0.15	4/5/16	15,000,000	15,000,000
Total Investments (cost $841,669,262)			100.0%	841,669,670
Cash and Receivables (Net)			.0%	19,820
Net Assets			100.0%	841,689,490

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, this security was amounted to $16,910,000 or 2.0% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	841,669,670
Level 3 - Significant Unobservable Inputs	-
Total	841,669,670

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000	1,017,560
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	370,000	372,157
Alaska--1.0%
Anchorage,
GO (Schools)	5.00	9/1/17	4,000,000	4,296,840
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,525,000	2,534,772
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000	3,238,020
Arizona--1.1%
Maricopa County,
COP	5.00	7/1/18	5,000,000	5,502,550
Maricopa County Pollution Control
Corporation, PCR (Arizona
Public Service Company Palo
Verde Project)	1.75	5/30/18	5,000,000	5,057,150
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	570,000	585,327
California--8.4%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.00	4/3/17	20,000,000	20,049,800
Bay Area Toll Authority,

San Francisco Bay Area Toll
Bridge Revenue	1.50	4/2/18	8,160,000		8,223,566
California,
GO	0.96	12/3/18	2,000,000	[a]	2,013,220
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	2,715,000		2,742,096
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	1.13	2/1/17	5,350,000		5,372,631
California Pollution Control
Finance Authority, SWDR (USA
Waste Services, Inc. Project)	1.50	6/1/18	1,500,000		1,489,875
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		3,708,950
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,472,417
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	9,895,000		9,902,421
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	1,995,000		2,031,469
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/16	4,210,000		4,233,323
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/17	10,525,000		11,021,569
South San Francisco Unified School
District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,467,460
Sulphur Springs Union School
District, GO, BAN	0.00	1/1/18	2,750,000	[b]	2,697,557

Sulphur Springs Union School
District, GO, BAN	0.00	7/1/19	5,000,000	[b]	4,773,800
Colorado--2.5%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,043,210
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	1.88	11/6/19	5,000,000		4,997,700
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		1,929,920
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,313,665
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.76	9/1/17	8,000,000	[a]	8,026,240
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,490,500
Connecticut--4.0%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,149,880
Connecticut,
GO	5.00	9/1/17	7,875,000		8,443,181
Connecticut,
GO	0.76	6/15/18	11,495,000	[a]	11,471,780
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	10,000,000		11,042,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.38	7/11/18	7,500,000		7,586,925
Florida--3.3%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	6,720,000		7,159,354
Citizens Property Insurance
Corporation, High-Risk Account

Senior Secured Revenue	5.50	6/1/17	5,000,000	5,345,500
Florida Department of
Environmental Protection,
Florida Forever Revenue	5.00	7/1/18	3,960,000	4,364,435
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/16	1,520,000	1,576,848
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000	4,078,251
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	4.00	11/1/17	3,205,000	3,396,947
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/18	5,000,000	5,475,650
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,465,775
Georgia--2.8%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000	1,047,560
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000	1,081,500
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.80	4/3/18	12,750,000	12,869,468
Burke County Development Authority,
PCR (Vogtle Project)	2.35	12/11/20	5,000,000	5,039,350
Monroe County Development
Authority, PCR (Gulf Power
Company Plant Scherer Project)	2.00	6/21/18	7,000,000	7,111,370
Municipal Electric Authority of
Georgia, Revenue (Project One

Subordinated Bonds)	5.00	1/1/17	1,000,000		1,048,790
Illinois--9.2%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000		5,682,929
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,188,440
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,188,440
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	1,435,000		1,502,603
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	6,000,000		6,470,880
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	5,000,000		5,230,500
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000		4,126,070
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	4.01	3/1/17	10,000,000	[a]	9,992,600
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,377,525
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		5,021,406
Chicago Board of Education,

Unlimited Tax GO (Dedicated
Revenues) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/18	1,455,000	1,510,290
Cook County,
GO	5.00	11/15/16	5,400,000	5,585,166
Illinois,
GO	4.00	7/1/16	3,000,000	3,053,880
Illinois,
GO	5.00	7/1/17	3,150,000	3,303,342
Illinois,
GO	4.00	7/1/18	5,000,000	5,204,450
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000	2,058,764
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000	10,874,500
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000	2,092,540
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000	3,550,960
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	7/1/17	2,000,000	2,135,740
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000	2,226,300
Springfield,
Senior Lien Electric Revenue	5.00	3/1/17	3,040,000	3,200,421
Indiana--2.4%
Indiana Finance Authority,
EIR (Southern Indiana Gas and
Electric Company Project)	1.95	9/14/17	2,500,000	2,528,650
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000	2,524,925
Indiana Health Facility Financing

Authority, Revenue (Ascension
Health Subordinate Credit
Group) (Prerefunded)	5.00	7/28/16	45,000	[c]	46,385
Whiting,
Environmental Facilities
Revenue (BP Products North
America Inc. Project)	1.85	10/1/19	10,000,000		10,066,800
Whiting,
Environmental Facilities
Revenue (BP Products North
America Inc. Project)	0.76	12/2/19	10,000,000	[a]	9,829,100
Kentucky--2.0%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,519,368
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		10,609,800
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		4,978,631
Louisiana--2.4%
East Baton Rouge Sewerage
Commission, Revenue	0.64	8/1/18	7,355,000	[a]	7,307,634
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,263,076
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue	5.00	6/1/18	5,000,000		5,463,400
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	8,425,000		8,754,081
Maryland--1.2%
Maryland Health and Higher

Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.28	11/15/16	2,245,000	[a]	2,258,223
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Western
Maryland Health System Issue)	5.00	7/1/17	4,295,000		4,559,357
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,020,300
Massachusetts--.8%
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)
(Prerefunded)	2.25	9/1/16	5,000,000	[c]	5,069,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,720,000		2,746,520
Michigan--4.9%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,517,461
Michigan,
State Trunk Line Revenue	5.00	11/15/17	6,000,000		6,493,560
Michigan,
State Trunk Line Revenue	4.00	11/15/18	4,170,000		4,533,124
Michigan,
State Trunk Line Revenue	5.00	11/15/18	3,450,000		3,850,752
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority
Local Project Bonds)	4.00	10/1/17	1,155,000		1,214,506
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority

Local Project Bonds)	5.00	10/1/18	2,280,000		2,509,391
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,629,870
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000		1,086,580
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/18	7,000,000		7,615,440
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the City
of Detroit - Junior
Subordinate Lien Obligations)	4.75	6/1/16	3,800,000	[d]	3,821,394
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000		12,112,680
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty Corp.)	4.75	12/1/18	4,000,000		4,000,520
Mississippi--.1%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	1.38	3/1/17	800,000		801,440

Missouri--.3%
Missouri State Environmental
Improvement and Energy
Resources Authority, EIR
(Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,492,412
Nebraska--.8%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/19	7,500,000	8,499,825
Nevada--1.9%
Clark County,
Airport System Junior
Subordinate Lien Revenue	5.00	7/1/17	15,860,000	16,863,462
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	12/1/17	2,200,000	2,384,580
New Hampshire--.7%
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000	6,315,420
New Hampshire Business Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.13	6/1/18	1,000,000	1,028,370
New Jersey--3.4%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	6,500,000	6,925,750
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	1,275,000	1,327,683
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/18	1,500,000	1,602,705
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	10,700,000	11,479,709
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000	1,713,551
New Jersey Sports and Exposition

Authority, State Contract Bonds	5.00	9/1/18	3,950,000		4,201,141
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,042,920
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/17	2,500,000		2,649,550
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; XLCA)	5.00	12/15/17	2,500,000		2,643,050
New Mexico--.3%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	1.02	12/1/20	520,000	[a]	518,019
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,781,254
New York--14.5%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/17	3,830,000		4,058,843
Long Island Power Authority,
Electric System General Revenue	0.79	11/1/18	10,000,000	[a]	9,936,900
Metropolitan Transportation
Authority, Transportation
Revenue	0.59	6/1/20	10,000,000	[a]	9,887,500
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		11,214,500
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000		4,717,227
New York City,
GO	5.25	8/1/16	15,000		15,065
New York City,
GO	5.00	8/1/17	9,545,000		10,222,409
New York City,
GO	5.00	8/1/17	10,000,000		10,709,700
New York City,

GO	0.59	8/1/27	7,000,000	[a]	6,982,850
New York City,
GO (Insured; Assured Guaranty
Municipal Corp)	1.63	8/1/17	5,000,000	[a]	5,028,650
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000		5,572,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/18	10,000,000		10,923,600
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/18	15,000,000		16,407,000
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,062,631
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,045,520
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	10,000,000		11,241,400
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/17	2,000,000		2,142,340
Triborough Bridge and Tunnel
Authority, General Revenue (MTA
Bridges and Tunnels)	0.71	12/1/18	15,000,000	[a]	14,976,450
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)
(Insured; Assured Guaranty
Municipal Corp.)	0.45	1/1/19	250,000	[a]	249,075
Yonkers,
GO	3.00	8/1/17	2,045,000		2,111,769
Yonkers,

GO	4.00	8/1/18	3,130,000		3,346,972
Yonkers,
GO	4.00	9/1/18	1,230,000		1,319,015
North Carolina--1.2%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.75	12/1/17	2,300,000	[a]	2,289,604
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.88	12/1/17	10,100,000	[a]	10,111,615
Ohio--1.4%
Akron,
Income Tax Revenue (Community
Learning Centers)	4.00	12/1/16	4,090,000		4,235,318
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/17	3,850,000		4,173,015
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/18	2,280,000		2,549,587
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,088,509
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000		1,010,820
Pennsylvania--8.6%
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/17	4,670,000		4,966,965
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	150,000		152,094
Pennsylvania,
GO	5.00	9/1/16	4,420,000		4,438,122

Pennsylvania,
GO	5.00	10/15/17	6,450,000		6,950,649
Pennsylvania,
GO	5.00	8/15/19	4,995,000		5,647,896
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000		4,240,960
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000		2,793,000
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000		2,244,960
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,253,620
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000		2,000,000
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,077,750
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.61	12/1/18	4,000,000	[a]	3,982,400
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.71	12/1/19	2,150,000	[a]	2,141,744
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	0.81	12/1/18	5,000,000	[a]	4,992,650
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		7,049,991

Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000		3,950,182
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,866,114
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,738,010
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Regional Asset
District Sales Tax Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,751,328
State Public School Building
Authority, Revenue (Albert
Gallatin Area School District
Project)	0.93	9/1/18	2,910,000	[a]	2,925,510
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,344,217
South Carolina--.6%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,110,530
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/18	5,000,000		5,567,550
Tennessee--1.5%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	6,105,000		6,262,265
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000		5,208,914
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000		3,495,262
Texas--7.8%
Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	1.05	8/15/17	6,880,000		6,881,307

Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	3.00	8/15/17	7,500,000	7,759,275
Dallas Independent School
District, Limited Maintenance
Tax Notes	1.50	8/15/18	4,050,000	4,073,409
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue, BAN	3.00	12/15/16	10,000,000	10,250,900
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000	5,150,450
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	2.00	6/1/16	6,000,000	6,048,360
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	1.60	8/15/17	690,000	690,366
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/17	4,000,000	4,273,480
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,071,200
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	9,890,000	9,912,549
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000	2,405,678
San Antonio,
Electric and Gas Systems

Junior Lien Revenue	2.00	12/1/16	3,000,000		3,041,850
San Antonio Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	2.00	8/1/17	8,850,000		9,003,990
San Antonio Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	2.00	8/1/18	2,870,000		2,925,908
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Senior Lien Revenue	5.00	12/15/15	3,000,000		3,005,550
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Senior Lien Revenue	5.25	12/15/18	3,325,000		3,689,121
Virginia--2.7%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/17	2,280,000		2,429,044
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/18	1,750,000		1,924,720
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/18	10,000,000		10,891,900
York County Economic Development
Authority, PCR (Virginia
Electric and Power Company
Project)	1.88	5/16/19	12,075,000		12,266,147
Washington--2.5%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		11,042,900
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,557,969
Seattle,
Municipal Light and Power
Revenue	0.69	11/1/18	7,500,000	[a]	7,500,000
West Virginia--.3%
West Virginia University Board of

Governors, Revenue (West
Virginia University Projects)	0.54	10/1/19	3,500,000	[a]	3,474,275
Wisconsin--.8%
La Crosse County,
GO, BAN	1.00	10/15/17	6,200,000		6,203,782
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,603,020
U.S. Related--.4%
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/16	2,500,000		2,577,150
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	2,885,000		1,136,200
Total Long-Term Municipal Investments
(cost $979,026,840)					979,713,811
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)		Value ($)
Georgia--.2%
Athens-Clarke County Unified
Government Development
Authority, Revenue (University
of Georgia Athletic
Association Project) (LOC;
Wells Fargo Bank)	0.01	12/1/15	1,800,000	[e]	1,800,000
Mississippi--.1%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	12/1/15	1,400,000	[e]	1,400,000
Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	12/1/15	700,000	[e]	700,000
New York--1.4%

New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.01	12/1/15	3,900,000	[e]	3,900,000
New York City Industrial
Development Agency, Civic
Facility and Improvement
Revenue, Refunding (American
Civil Liberties Union
Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.01	12/1/15	700,000	[e]	700,000
Suffolk County,
GO Notes, TAN	2.00	9/30/16	10,000,000		10,107,200
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.01	12/1/15	700,000	[e]	700,000
Total Short-Term Municipal Investments
(cost $19,311,319)					19,307,200
Total Investments (cost $998,338,159)			97.8%		999,021,011
Cash and Receivables (Net)			2.2%		22,352,819
Net Assets			100.0%		1,021,373,830

a Variable rate security--interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, this security was valued at $3,821,394 or 0.4% of net assets.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $682,852 of which $4,242,741 related to appreciated investment securities and $3,559,889 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Summary of Abbreviations
Association of Bay Area Governments	ACA	American Capital Access
ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
Bond Anticipation Notes	BPA	Bond Purchase Agreement
CDC Ixis Financial Guaranty	COP	Certificate of Participation
Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
Economic Development Revenue	EIR	Environmental Improvement Revenue
Financial Guaranty Insurance Company	FHA	Federal Housing Administration
Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
Federal National Mortgage Association	GAN	Grant Anticipation Notes
Guaranteed Investment Contract	GNMA	Government National Mortgage Association
General Obligation	HR	Hospital Revenue
Industrial Development Board	IDC	Industrial Development Corporation
Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
Letter of Credit	LOR	Limited Obligation Revenue
Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2015	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	100	(11,921,094)	December 2015	(13,281)

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	999,021,011	-	999,021,011
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(13,281)	-	-	(13,281)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Illinois--1.2%
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/22	1,150,000	1,243,046
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000	947,840
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/33	1,150,000	1,293,761
New Jersey--2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	1,000,000	1,100,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000	1,429,172
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/25	1,600,000	1,811,088
New York--89.3%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,678,245
Albany Industrial Development

Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,500,000	[a]	2,745,125
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,320,632
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	1,000,000		1,189,080
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,148,200
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,166,610
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,532,484
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000		5,206,600
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000		345,414
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000		2,799,151
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	1,190,000		1,297,457
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	1,415,000		1,635,938
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.46	11/1/22	2,200,000	[b]	2,142,250
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher

College Project)	5.00	6/1/17	1,740,000		1,832,290
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	4.00	7/1/35	1,940,000		2,030,443
Nassau County,
GO	5.00	10/1/20	2,000,000		2,259,360
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,742,565
Nassau County
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,095,710
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,129,320
New York City,
GO	5.00	8/1/23	1,000,000		1,182,420
New York City,
GO	5.25	9/1/23	1,000,000		1,109,950
New York City,
GO	5.00	3/1/30	2,000,000		2,360,680
New York City,
GO (Prerefunded)	5.00	8/1/16	15,000	[a]	15,468
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,000,000		1,171,350
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000		1,123,880
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,000,000		1,115,950

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	2,110,000	2,397,044
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,736,163
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,853,610
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	1,950,410
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/29	2,000,000	2,343,320
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/31	1,980,000	2,267,575
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/34	850,000	991,669
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	2,207,120
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000	2,758,900
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000	2,318,720
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/27	1,120,000	1,340,035
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/31	1,480,000	1,731,659
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	1,000,000	1,171,340

New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,500,000	[c]	1,538,520
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/21	2,560,000		2,956,314
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000		1,605,701
New York State,
GO	5.00	2/15/26	2,600,000		2,901,340
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	1,010,000		1,079,660
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	2/15/17	5,000		5,266
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	2,500,000		2,907,425
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000		1,186,420
New York State Dormitory
Authority, Revenue (Icahn
School of Medicine at Mount
Sinai)	5.00	7/1/23	1,000,000		1,178,580
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000		3,405,180
New York State Dormitory

Authority, Revenue (New York
University)	5.00	7/1/31	2,000,000	2,377,820
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/37	2,155,000	2,461,269
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/43	2,400,000	2,708,688
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/23	650,000	771,030
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/27	1,000,000	1,180,590
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,136,240
New York State Dormitory
Authority, Revenue (Saint
John's University)	5.00	7/1/29	1,300,000	1,514,006
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,375,950
New York State Dormitory
Authority, Revenue (The New
School)	5.00	7/1/32	1,530,000	1,766,706
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,355,800
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,145,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,000,000	1,153,700

New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	1,000,000	1,156,230
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	1,000,000	1,184,600
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/26	1,500,000	1,838,730
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	1,975,000	2,344,819
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)	2.00	5/1/20	2,000,000	2,018,620
New York State Enviornmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/26	2,000,000	2,417,320
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	5/15/26	2,700,000	3,321,405
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	135,000	135,686
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,172,330
New York State Thruway Authority,
General Revenue (Insured;
Assured Guaranty Municipal

Corp.)	5.00	1/1/31	2,000,000	2,360,460
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	1,000,000	1,124,140
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/20	2,075,000	2,384,009
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,625,705
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/23	1,410,000	1,712,360
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/29	1,000,000	1,172,570
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,877,925
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	4.00	11/1/19	2,000,000	2,200,800
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	3/15/21	1,330,000	1,541,962
Oyster Bay,
Public Improvement GO
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/22	1,715,000	2,027,970
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/31	1,010,000	1,189,113
Port Authority of New York and New
Jersey (Consolidated Bonds,

189th Series)	5.00	5/1/30	1,000,000		1,189,230
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	1,060,000		1,263,213
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000		1,184,410
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	[a]	1,218,960
Utility Debt Securitization
Authority of New York,
Restructing Bonds	5.00	6/15/26	2,000,000		2,440,020
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,598,856
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,693,500
Yonkers,
GO	5.00	9/1/21	2,640,000		3,084,418
Texas--1.3%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,000,000		2,271,720
U.S. Related--3.2%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,146,390
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,039,230
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,560,625
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		270,182

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,200,000	[d]	512,868
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	[d]	145,940
Total Long-Term Municipal Investments
(cost $166,920,264)					175,407,065
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; U.S. Bank NA)	0.01	12/1/15	2,000,000	[e]	2,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.01	12/1/15	400,000	[e]	400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.01	12/1/15	200,000	[e]	200,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Syracuse University Project)
(LOC; JPMorgan Chase Bank)	0.01	12/1/15	200,000	[e]	200,000
Total Short-Term Municipal Investments
(cost $2,800,000)					2,800,000
Total Investments (cost $169,720,264)			99.7%		178,207,065
Cash and Receivables (Net)			.3%		447,533
Net Assets			100.0%		178,654,598

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, this security was valued at $1,538,520 or .9% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $8,486,801 of which $9,428,924 related to appreciated investment securities and $942,123 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2015	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	29	(3,457,117)	December 2015	29,875
U.S. Treasury 10 Year Notes	69	(8,764,078)	December 2015	32,847

				62,722

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	178,207,065	-	178,207,065
Other Financial Instruments:
Financial Futures††	62,722	-	-	62,722

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.3%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,520,405
California--1.1%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	900,000	[a]	894,330
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,147,600
District of Columbia--1.9%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; Berkshire
Hathaway Assurance Corp.)	5.00	10/1/36	5,050,000		5,211,348
Florida--.6%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,824,055
Illinois--2.2%
Chicago,
GO	5.00	1/1/24	500,000		534,950
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/22	1,285,000		1,388,969
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000		947,840
Illinois,
GO	5.25	2/1/29	2,000,000		2,165,400
Illinois,

GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,057,490
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/33	1,850,000		2,081,268
New Jersey--2.0%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/27	2,000,000		2,129,520
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	1,250,000		1,375,625
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000		2,259,560
New York--3.9%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	3,000,000		3,408,120
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	3,505,000		4,068,884
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	[a]	1,794,940
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/29	1,500,000		1,758,855
Pennsylvania--80.9%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,851,800
Allegheny County Sanitary

Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/26	3,000,000		3,476,490
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000		1,354,806
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000		1,589,008
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,429,988
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,276,900
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	[b]	5,494,850
Chester County,
GO	5.00	7/15/25	3,060,000		3,454,159
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000		1,160,370
Delaware River Port Authority,
Port District Project Revenue	5.00	1/1/18	1,230,000		1,322,902
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,244,627
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,482,542
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,016,724
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000		3,614,079
Lower Merion School District,
GO (Prerefunded)	5.00	9/1/17	2,980,000	[b]	3,203,411
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	5.00	2/15/26	2,135,000		2,583,243

Montgomery County,
GO	5.00	12/15/24	2,545,000		2,887,481
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	115,244
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project) (Prerefunded)	5.50	8/1/20	995,000	[b]	1,185,871
Montgomery County Industrial
Development Authority, Health
System Revenue (Albert
Einstein Healthcare Network
Issue)	5.00	1/15/20	1,000,000		1,106,420
Northhampton County General
Purpose Authority, College
Revenue (Lafayette College)	5.00	11/1/43	3,500,000		3,929,765
Pennsylvania,
GO	5.00	7/1/20	7,000,000		8,060,080
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,601,346
Pennsylvania,
GO	5.00	4/1/28	3,000,000		3,481,770
Pennsylvania,
GO	5.00	10/15/29	1,500,000		1,744,380
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000		3,642,073
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,117,150
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,703,558
Pennsylvania Economic Development
Financing Authority,

Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000	1,133,040
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	1,500,000	1,606,275
Pennsylvania Economic Development
Financing Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000	2,944,011
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000	5,077,750
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	4,000,000	4,530,440
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	1,000,000	1,068,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,280,847
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	5,901,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/26	1,000,000	1,136,470
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/30	1,875,000	2,122,369

Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/26	1,000,000	1,161,210
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/42	2,000,000	2,219,420
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)
(Escrowed to Maturity)	5.00	9/1/19	5,090,000	5,821,382
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,825,375
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,646,464
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	5,000,000	5,835,200
Pennsylvania Infrastructure
Investment Authority, Revenue
(PENNVEST/Commonwealth Funded
Loan Pool Program)	5.00	5/15/22	2,155,000	2,592,680
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000	2,312,720
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	3,905,981
Pennsylvania State University,
GO	5.00	9/1/27	1,500,000	1,818,375
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000	3,385,936
Pennsylvania State University,

GO	5.00	3/1/40	5,710,000	6,394,686
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/24	1,165,000	1,366,335
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/32	1,190,000	1,330,551
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/38	2,415,000	2,669,831
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	2,500,000	3,069,725
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/40	2,000,000	2,186,020
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,405,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000	2,612,219
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	1,500,000	1,660,710
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	1,992,095
Philadelphia,
GO	5.00	8/1/31	1,210,000	1,389,854
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/26	2,000,000	2,336,600
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000	3,294,372
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000	2,320,200
Philadelphia,

Water and Wastewater Revenue	5.00	1/1/36	2,830,000	3,183,241
Philadelphia Authority for
Industrial Development,
Revenue (Temple University)	5.00	4/1/25	2,500,000	3,007,425
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,049,253
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,330,880
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,776,550
Pittsburgh School District,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/25	1,000,000	1,163,410
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000	3,054,514
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,499,667
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,736,655
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,323,340
Southcentral Pennsylvania General
Authority, Revenue (WellSpan
Health Obligation Group)	5.00	6/1/27	1,085,000	1,271,598
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,319,980
Southeastern Pennsylvania

Transportation Authority,
Revenue	5.00	3/1/26	2,450,000	2,776,364
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,136,460
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/24	2,000,000	2,340,780
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/31	2,490,000	2,758,646
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/38	1,800,000	2,065,914
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000	2,860,075
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000	1,766,788
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000	1,173,420
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/32	3,000,000	3,465,690
Texas--1.2%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	3,000,000	3,407,580
U.S. Related--2.8%
Guam,

Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,719,585
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,107,070
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,042,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	4,000,000		1,482,240
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	[c]	427,390
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	[c]	145,940
Total Long-Term Municipal Investments
(cost $267,148,968)					277,447,144
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)		Value ($)
Mississippi;
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)
(cost $500,000)	0.01	12/1/15	500,000	[d]	500,000
Total Investments (cost $267,648,968)			98.8%		277,947,144
Cash and Receivables (Net)			1.2%		3,389,452
Net Assets			100.0%		281,336,596

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $2,689,270 or 1.0% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2015, net unrealized appreciation on investments was $10,298,176 of which $13,659,483 related to appreciated investment securities and $3,361,307 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	47	(5,602,914)	December 2015	51,375
U.S. Treasury 10 Year Notes	111	(14,098,734)	December 2015	69,309

				120,684

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	277,947,144	-	277,947,144
Other Financial Instruments:
Financial Futures††	120,684	-	-	120,684

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--.9%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.55	1/15/46	211,842	[a]	211,588
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.66	3/10/44	55,270	[a]	55,246
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A4	5.40	5/15/45	1,611,900		1,625,634
					1,892,468
Municipal Bonds--4.9%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,296,675
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,001,340
California,
GO (Various Purpose)	1.25	11/1/16	1,000,000		1,004,320
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	2,850,000		2,879,925
Kansas Development Finance
Authority, Revenue (State of
Kansas - Kansas Public
Employees Retirement System)	1.88	4/15/18	1,000,000		997,010
University of California Regents,
General Revenue	0.74	7/1/41	3,000,000	[a]	2,998,380
					10,177,650
U.S. Government Agencies--25.6%
Federal Farm Credit Bank
Unscd. Notes	1.10	10/15/18	6,500,000		6,445,634
Federal Farm Credit Bank,

Bonds	0.64	1/11/17	3,750,000		3,746,636
Federal Farm Credit Bank,
Bonds	0.69	5/16/17	1,380,000		1,374,731
Federal Farm Credit Bank,
Bonds	1.14	11/20/17	7,610,000		7,606,256
Federal Farm Credit Bank,
Bonds	1.29	6/14/19	3,050,000		3,025,524
Federal Farm Credit Bank,
Bonds	1.42	4/29/19	2,750,000		2,752,393
Federal Home Loan Bank,
Bonds	1.00	11/24/17	1,845,000		1,848,052
Federal Home Loan Bank,
Bonds	1.30	2/26/18	5,930,000		5,934,702
Federal Home Loan Bank,
Bonds	5.38	5/15/19	650,000		734,539
Federal Home Loan Mortgage
Corporation, Notes	0.88	10/20/17	2,000,000	[b]	2,000,746
Federal Home Loan Mortgage
Corporation, Unscd. Notes	1.00	9/8/17	3,750,000	[b]	3,750,270
Federal Home Loan Mortgage
Corporation, Notes	1.00	9/28/17	3,105,000	[b]	3,101,643
Federal National Mortgage
Association, Notes	0.65	2/27/17	2,000,000	[b]	1,993,880
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	3,310,000	[b]	3,294,417
Federal National Mortgage
Association, Notes	1.13	4/30/18	1,090,000	[b]	1,091,064
Federal National Mortgage
Association, Notes	1.50	10/23/19	4,400,000	[b]	4,318,741
					53,019,228
U.S. Government Agencies/Mortgage-Backed--31.0%
Federal Home Loan Mortgage Corp.:
2.00%, 5/1/23			1,288,175	[b]	1,303,926
2.50%, 8/1/25			1,961,965	[b]	2,010,392
4.50%, 12/1/19 - 9/1/26			5,050,980	[b]	5,233,730
REMIC, Ser. 3846, Cl. CK,
1.50%, 9/15/20			791,040	[b]	793,522
REMIC, Ser. 4079, Cl. WA,

2.00%, 8/15/40	3,174,329	[b]	3,145,882
REMIC, Ser. 2663, Cl. BC,
4.00%, 8/15/18	2,288,928	[b]	2,355,869
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18	84,826	[b]	87,299
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39	420,326	[b]	426,888
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16	75,092	[b]	75,433
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	6,667	[b]	6,849
Federal National Mortgage Association:
2.00%, 12/15/18	849,837	[b]	857,983
2.50%, 3/1/22 - 6/1/25	8,850,791	[b]	9,060,570
3.63%, 7/1/18	880,364	[b]	930,362
4.50%, 11/1/22	4,091,136	[b]	4,283,177
5.00%, 2/1/22	1,628,353	[b]	1,693,307
REMIC, Ser. 2010-13,
Cl. KA, 2.00%, 12/25/18 -
5/1/25	10,199,240	[b]	9,465,197
REMIC, Ser. 2011-23,
Cl. AB, 2.75%, 6/25/20	1,890,902	[b]	1,926,111
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22	2,066,261	[b]	2,119,868
REMIC, Ser. 2009-111,
Cl. JB, 3.00%, 4/25/39	196,433	[b]	197,942
Ser. 2010-87, Cl. GA,
4.00%, 2/25/24	84,892	[b]	85,087
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22	31,022	[b]	31,085
REMIC, Ser. 2003-67,
Cl. TJ, 4.75%, 7/25/18	462,354	[b]	475,936
REMIC, Ser. 2003-49,
Cl. YD, 5.50%, 6/25/23	20,454	[b]	20,465
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33	101,748	[b]	102,607
Government National Mortgage Association I:
Ser. 2013-101, Cl. A,

0.51%, 5/16/35	4,021,676		3,949,180
Ser. 2013-73, Cl. A, 0.98%,
12/16/35	4,306,660		4,244,782
Ser. 2012-22, Cl. AB,
1.66%, 3/16/33	215,865		216,134
Ser. 2013-105, Cl. A,
1.71%, 2/16/37	3,654,930		3,625,664
Ser. 2011-20, Cl. A, 1.88%,
4/16/32	1,595,757		1,598,295
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	2,663,238		2,697,447
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	517,465		528,154
Ser. 2005-76, Cl. B, 4.89%,
10/16/38	467,577	[a]	468,237
Government National Mortgage Association II:
Ser. 2010-101, Cl. NC,
2.50%, 11/20/36	64,130		64,526
			64,081,906
U.S. Government Securities--36.5%
U.S. Treasury Inflation Protected Securities
2.00%, 1/15/16	1,798,365	[c]	1,798,189
U.S. Treasury Notes:
0.50%, 3/31/17	8,750,000		8,717,188
0.63%, 8/31/17	8,500,000	[d]	8,460,985
0.88%, 1/31/17	9,500,000		9,512,065
0.88%, 2/28/17	1,000,000		1,001,309
0.88%, 1/15/18	8,000,000		7,977,504
1.00%, 2/15/18	6,000,000	[d]	5,995,896
1.00%, 5/15/18	8,250,000		8,230,662
1.00%, 8/15/18	5,500,000		5,474,651
1.13%, 6/15/18	6,000,000		6,001,404
1.38%, 7/31/18	5,750,000		5,785,374
1.38%, 9/30/18	6,500,000		6,534,404
			75,489,631
Total Bonds and Notes
(cost $205,836,424)			204,660,883

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,725,996)	2,725,996 [e]	2,725,996
Total Investments (cost $208,562,420)	100.2%	207,386,879
Liabilities, Less Cash and Receivables	(.2%)	(464,726)
Net Assets	100.0%	206,922,153

GO--General Obligation
REMIC--Real Mortagage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was
$10,724,094 and the value of the collateral held by the fund was $10,970,020, consisting of U.S. Government & Agency securities.
e Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $1,175,541 of which $69,614 related to appreciated investment securities and $1,245,155 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	93.1
Municipal Bonds	4.9
Money Market Investment	1.3
Commercial Mortgage-Backed	.9
100.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	1,892,468	-	1,892,468
Municipal Bonds	-	10,177,650	-	10,177,650
Mutual Funds	2,725,996	-	-	2,725,996
U.S. Government Agencies/Mortgage-Backed	-	117,101,134	-	117,101,134
U.S. Treasury	-	75,489,631	-	75,489,631

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2015 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--1.1%
Motorcar Parts of America	31,042	[a]	1,243,543
Thor Industries	17,079		989,216
Trinseo	29,209	[a,b]	834,209
Winnebago Industries	57,530	[b]	1,294,425
			4,361,393
Banks--13.2%
Ameris Bancorp	71,534		2,445,747
Bank of Hawaii	20,400	[b]	1,411,476
BofI Holding	108,312	[a,b]	2,169,489
Boston Private Financial Holdings	61,245		741,065
Brookline Bancorp	60,645		711,972
Bryn Mawr Bank	11,230		334,092
Capital Bank Financial, Cl. A	11,450		386,094
Cardinal Financial	26,860		660,756
Central Pacific Financial	26,730		621,205
CoBiz Financial	43,652		598,905
Columbia Banking System	118,789		4,221,761
EPR Properties	20,034	[c]	1,122,705
EverBank Financial	75,264		1,299,057
FCB Financial Holdings, Cl. A	79,730	[a]	3,105,484
First Horizon National	138,467		2,059,004
First Midwest Bancorp	46,654		911,619
Ladder Capital, Cl. A	130,871		1,851,825
National Bank Holdings, Cl. A	76,320		1,732,464
Pinnacle Financial Partners	32,081		1,742,961
PrivateBancorp	36,475		1,608,912
Prosperity Bancshares	13,900		770,199
Seacoast Banking	34,173	[a]	548,477
Simmons First National, Cl. A	19,556	[b]	1,127,599
South State	34,470		2,709,687
SVB Financial Group	48,490	[a]	6,423,955
Synovus Financial	92,240		3,078,971

Talmer Bancorp, Cl. A	140,797		2,572,361
UMB Financial	22,562	[b]	1,189,017
United Community Banks	45,137		942,461
Valley National Bancorp	100,829	[b]	1,123,235
Washington Trust Bancorp	11,979		489,462
Webster Financial	41,867		1,683,472
			52,395,489
Capital Goods--7.6%
AeroVironment	30,297	[a,b]	774,997
Altra Industrial Motion	92,333		2,587,171
American Woodmark	6,729	[a]	551,845
Apogee Enterprises	10,712		537,957
Astec Industries	22,656		913,037
Beacon Roofing Supply	57,210	[a]	2,446,872
Chart Industries	19,785	[a]	422,014
Comfort Systems USA	54,981		1,745,097
Crane	34,475		1,793,389
EMCOR Group	59,432		2,995,373
Encore Wire	24,736		1,080,221
FreightCar America	20,695		501,854
Granite Construction	21,298		868,319
Lindsay	12,613	[b]	879,883
Milacron Holdings	75,491	[a]	1,111,228
Mueller Industries	8,452		266,153
PGT	120,242	[a]	1,337,091
Raven Industries	29,480		491,432
Simpson Manufacturing	108,384		4,024,298
Thermon Group Holdings	140,583	[a]	2,560,016
Watsco	14,572		1,852,247
William Lyon Homes, Cl. A	40,140	[a]	701,246
			30,441,740
Commercial & Professional Services--8.3%
Advisory Board	63,760	[a]	3,432,838
CACI International, Cl. A	12,850	[a]	1,288,341
CEB	16,352		1,263,519
FTI Consulting	26,239	[a]	980,814
Herman Miller	57,536		1,824,467
HNI	27,596		1,221,399

Huron Consulting Group	12,161	[a]	705,460
Interface	217,442		4,322,747
Kforce	56,159		1,512,923
Knoll	140,106		3,121,562
Korn/Ferry International	55,232		2,032,538
McGrath RentCorp	22,843		666,559
Steelcase, Cl. A	244,138		4,882,760
TrueBlue	191,051	[a]	5,595,884
			32,851,811
Consumer Durables & Apparel--3.0%
Cavco Industries	6,597	[a]	611,542
Deckers Outdoor	15,730	[a]	769,826
Ethan Allen Interiors	29,443		835,003
iRobot	27,160	[a]	898,724
Malibu Boats, Cl. A	83,879	[a]	1,301,802
Oxford Industries	29,110		1,977,733
Steven Madden	47,238	[a]	1,506,892
Universal Electronics	11,601	[a]	614,737
Vera Bradley	34,585	[a]	411,907
WCI Communities	122,106	[a]	2,956,186
			11,884,352
Consumer Services--2.1%
Belmond, Cl. A	69,682	[a]	703,788
Capella Education	7,673		368,304
Cheesecake Factory	28,344		1,335,853
CLARCOR	22,636		1,195,860
Fogo De Chao	26,755	[a,b]	438,247
HomeAway	42,338	[a]	1,497,072
Potbelly	71,132	[a]	887,016
Red Robin Gourmet Burgers	20,214	[a]	1,364,041
TopBuild	13,570		413,342
			8,203,523
Diversified Financials--2.0%
Cohen & Steers	18,080		559,757
FNFV Group	49,710	[a]	556,255
Piper Jaffray	18,636	[a]	755,317
Raymond James Financial	61,787		3,628,751
SLM	388,932	[a]	2,627,236

			8,127,316
Energy--2.2%
Archrock	97,395		1,029,465
Energen	14,250		844,882
Geospace Technologies	24,173	[a]	307,722
Gulf Island Fabrication	16,697		165,300
Natural Gas Services Group	19,394	[a]	450,329
Oil States International	30,180	[a]	957,310
Patterson-UTI Energy	56,440		915,457
PDC Energy	38,111	[a,b]	2,152,890
RPC	77,390	[b]	1,025,418
Synergy Resources	77,456	[a,b]	882,224
			8,730,997
Exchange-Traded Funds--2.9%
iShares Russell 2000 ETF	34,730	[b]	4,136,343
iShares Russell 2000 Growth ETF	40,283	[b]	5,912,336
iShares Russell 2000 Value ETF	14,370	[b]	1,406,679
			11,455,358
Food & Staples Retailing--1.4%
Casey's General Stores	19,813		2,303,658
Core-Mark Holding Company	26,260		2,239,715
United Natural Foods	21,964	[a,b]	964,439
			5,507,812
Food, Beverage & Tobacco--1.1%
Fresh Del Monte Produce	13,847		605,252
Performance Food Group	38,756	[a]	896,426
Snyder's-Lance	51,669	[b]	1,915,370
WhiteWave Foods	22,172	[a]	900,848
			4,317,896
Health Care Equipment & Services--4.3%
Air Methods	25,385	[a,b]	1,109,324
Align Technology	19,315	[a]	1,289,083
Endologix	56,662	[a]	576,819
Globus Medical, Cl. A	90,847	[a]	2,464,679
HealthStream	28,986	[a]	696,244
HeartWare International	51,183	[a,b]	2,449,618
Invacare	19,800		394,416
LDR Holding	44,881	[a]	1,212,685

LifePoint Health	16,868	[a]	1,207,917
Meridian Bioscience	32,090		628,001
NxStage Medical	87,577	[a]	1,708,627
Omnicell	28,745	[a]	866,949
WellCare Health Plans	33,066	[a]	2,727,284
			17,331,646
Household & Personal Products--.6%
Inter Parfums	87,194		2,324,592
Insurance--1.2%
First American Financial	15,820		623,941
Primerica	55,851		2,861,805
RLI	10,960		665,272
Safety Insurance Group	10,812		605,580
			4,756,598
Materials--2.9%
Calgon Carbon	23,380		395,356
Carpenter Technology	14,973		538,130
Haynes International	12,255		479,171
Intrepid Potash	36,988	[a]	132,787
Louisiana-Pacific	51,055	[a]	939,412
Lydall	46,830	[a]	1,705,549
New Gold	661,725	[a]	1,462,412
OMNOVA Solutions	208,447	[a]	1,567,521
Stillwater Mining	71,748	[a]	671,561
TimkenSteel	49,681		507,243
Trex	35,380	[a]	1,531,954
Yamana Gold	770,523		1,618,098
			11,549,194
Media--4.6%
E.W. Scripps, Cl. A	80,852		1,773,893
Houghton Mifflin Harcourt	39,887	[a]	788,167
IMAX	58,088	[a]	2,200,373
Lions Gate Entertainment	46,421		1,575,529
Media General	88,332	[a,b]	1,371,796
Morningstar	3,632		293,284
New York Times, Cl. A	81,823		1,152,068
Nexstar Broadcasting Group, Cl. A	69,772		4,087,941
Sinclair Broadcast Group, Cl. A	117,648		4,129,445

Time	56,697		943,438
			18,315,934
Pharmaceuticals, Biotech & Life Sciences--10.4%
ACADIA Pharmaceuticals	49,820	[a,b]	1,890,669
Anacor Pharmaceuticals	16,954	[a]	1,979,040
Emergent BioSolutions	122,820	[a]	4,626,629
Flamel Technologies, ADR	189,255	[a]	2,719,594
Flexion Therapeutics	30,988	[a]	602,407
Foamix Parmaceuticals	109,838	[a]	877,606
GW Pharmaceuticals, ADR	34,885	[a,b]	3,024,181
Halozyme Therapeutics	113,330	[a]	2,017,274
Keysight Technologies	27,279	[a]	840,466
Ligand Pharmaceuticals	25,877	[a,b]	2,770,909
Otonomy	69,192	[a]	1,825,977
Paratek Pharmaceuticals	22,363	[a]	462,243
Pfenex	101,948	[a]	1,572,038
Retrophin	70,193	[a]	1,568,814
Revance Therapeutics	147,293	[a]	5,716,441
Sangamo BioSciences	93,160	[a]	771,365
TherapeuticsMD	686,140	[a]	5,152,911
Tokai Pharmaceuticals	138,631	[a,b]	1,594,257
ZS Pharma	16,120	[a]	1,450,155
			41,462,976
Real Estate--3.6%
American Assets Trust	18,665	[c]	743,054
American Residential Properties	96,725	[c]	1,691,720
CyrusOne	31,866	[c]	1,152,275
Education Realty Trust	14,654	[c]	540,000
Equity Commonwealth	24,380	[a,c]	673,376
Healthcare Trust of America, Cl. A	45,600		1,190,616
Kite Realty Group Trust	42,620	[c]	1,146,904
Pebblebrook Hotel Trust	21,986	[b,c]	700,254
Physicians Realty Trust	134,138	[c]	2,147,549
Realogy Holdings	92,669	[a]	3,828,156
Retail Opportunity Investments	18,110	[c]	331,232
			14,145,136
Retailing--1.9%
Express	33,040	[a]	553,090

Fresh Market	31,594	[a,b]	757,624
Guess?	51,714	[b]	1,018,249
Haverty Furniture	19,465		469,885
Kirkland's	54,173	[a]	796,885
MSC Industrial Direct, Cl. A	3,640		224,588
Restoration Hardware Holdings	18,023	[a,b]	1,619,727
The Children's Place	15,759		761,475
Urban Outfitters	39,240	[a]	878,976
Zumiez	29,040	[a]	438,214
			7,518,713
Semiconductors & Semiconductor Equipment--6.8%
Applied Micro Circuits	355,370	[a]	2,601,308
Brooks Automation	60,927		679,336
Cypress Semiconductor	198,215	[a]	2,144,686
Inphi	81,726	[a]	2,627,491
Integrated Device Technology	81,932	[a]	2,297,373
MaxLinear, Cl. A	183,051	[a]	3,203,393
Mellanox Technologies	95,945	[a]	4,311,768
Microsemi	73,661	[a]	2,652,533
MKS Instruments	21,734		801,333
Nanometrics	26,212	[a]	413,101
OSI Systems	2,320	[a]	217,222
Semtech	34,050	[a]	684,405
Teradyne	54,948		1,141,819
Veeco Instruments	160,639	[a]	3,285,068
			27,060,836
Software & Services--6.3%
Acxiom	38,677	[a]	885,703
CommVault Systems	12,633	[a]	517,700
comScore	24,797	[a]	1,043,954
CoreLogic	99,130	[a]	3,653,932
CSG Systems International	25,679		917,511
FleetMatics Group	26,631	[a]	1,589,871
HubSpot	36,231	[a]	1,964,083
Infoblox	252,675	[a]	3,800,232
LogMeIn	17,117	[a]	1,222,496
Mentor Graphics	87,417		1,637,320
Mercury Systems	126,009	[a]	2,467,256

Monotype Imaging Holdings	20,630		545,251
Proofpoint	20,815	[a]	1,525,948
SS&C Technologies Holdings	22,028		1,583,813
Synchronoss Technologies	14,370	[a]	565,747
Tableau Software, Cl. A	6,692	[a]	649,325
TiVo	57,927	[a]	520,764
			25,090,906
Technology Hardware & Equipment--6.9%
Ciena	213,918	[a]	5,356,507
DTS	10,135	[a]	260,774
Electronics For Imaging	23,990	[a]	1,177,429
FARO Technologies	12,322	[a]	370,769
FEI	20,818		1,665,648
IPG Photonics	5,020	[a,b]	457,774
Ixia	41,372	[a]	540,318
Jabil Circuit	27,313		698,940
Littelfuse	9,910		1,075,830
Lumentum Holdings	77,709		1,554,180
Methode Electronics	47,803		1,724,732
ScanSource	86,059	[a]	3,306,387
Sierra Wireless	85,776	[a,b]	1,486,498
Tech Data	17,340	[a]	1,173,051
Universal Display	80,311	[a]	4,221,146
Viavi Solutions	268,030	[a]	1,704,671
Vishay Intertechnology	45,185		538,605
			27,313,259
Transportation--2.1%
ArcBest	15,630		376,370
Diana Shipping	220,595	[a]	1,047,826
Forward Air	36,590		1,759,613
Knight Transportation	124,841		3,310,783
Marten Transport	29,952		541,532
Scorpio Bulkers	316,899	[a]	286,033
Werner Enterprises	40,646		1,095,816
			8,417,973
Utilities--2.1%
California Water Service Group	33,320		750,700
Chesapeake Utilities	13,924		742,010

FLIR Systems	9,870	301,627
Hawaiian Electric Industries	43,200	1,234,656
MDU Resources Group	48,330	841,909
NorthWestern	19,334	1,054,283
Piedmont Natural Gas	30,970	1,800,906
Portland General Electric	36,495	1,347,395
WGL Holdings	7,290	449,501
		8,522,987
Total Common Stocks
(cost $346,917,866)		392,088,437

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,621,428)	5,621,428 [d]	5,621,428
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,127,303)	20,127,303 [d]	20,127,303
Total Investments (cost $372,666,597)	105.1%	417,837,168
Liabilities, Less Cash and Receivables	(5.1%)	(20,357,814)
Net Assets	100.0%	397,479,354

ADR - American Depository Receipts
ETF - Exchange Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $37,501,168 and the value of the collateral held by the fund was $38,639,048, consisting of cash collateral of $20,127,303 and U.S. Government and Agency securities valued at $18,511,745.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2015, the net unrealized appreciation on investments was $45,170,571 of which $65,975,464 related to appreciated investment securities and $20,804,893 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.2
Pharmaceuticals, Biotech & Life Sciences	10.4
Commercial & Professional Services	8.3
Capital Goods	7.6
Technology Hardware & Equipment	6.9
Semiconductors & Semiconductor Equipment	6.8
Money Market Investments	6.5
Software & Services	6.3
Media	4.6
Health Care Equipment & Services	4.3
Real Estate	3.6
Consumer Durables & Apparel	3.0
Exchange-Traded Funds	2.9
Materials	2.9
Energy	2.2
Consumer Services	2.1
Transportation	2.1
Utilities	2.1
Diversified Financials	2.0
Retailing	1.9
Food & Staples Retailing	1.4
Insurance	1.2
Automobiles & Components	1.1
Food, Beverage & Tobacco	1.1
Household & Personal Products	.6
105.1

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015, in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	357,124,249	-	-	357,124,249
Equity Securities - Foreign Common Stocks†	23,508,830	-	-	23,508,830
Exchange-Traded Funds	11,455,358	-	-	11,455,358
Mutual Funds	25,748,731	-	-	25,748,731

†See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	36,525		611,246
Motorcar Parts of America	15,419	[a]	617,685
			1,228,931
Banks--8.6%
Bank of Hawaii	11,853	[b]	820,109
BofI Holding	55,752	[a,b]	1,116,713
Boston Private Financial Holdings	30,356		367,308
Columbia Banking System	54,979		1,953,954
EverBank Financial	23,856		411,755
First American Financial	20,238		798,187
First Horizon National	50,715	[b]	754,132
First Republic Bank	68,371		4,708,027
National Bank Holdings, Cl. A	39,065		886,775
Pinnacle Financial Partners	30,751		1,670,702
PrivateBancorp	18,292		806,860
SVB Financial Group	40,587	[a]	5,376,966
Synovus Financial	91,821		3,064,985
Talmer Bancorp, Cl. A	78,742		1,438,616
Webster Financial	100,556		4,043,357
			28,218,446
Capital Goods--9.9%
A.O. Smith	5,473		436,526
AGCO	33,455	[b]	1,681,448
Allegion	15,193		1,021,122
Altra Industrial Motion	33,611		941,780
Beacon Roofing Supply	20,730	[a]	886,622
BWX Technologies	27,327		832,107
Carlisle	25,445		2,250,610
Chart Industries	10,423	[a]	222,323
CLARCOR	18,445		974,449
Comfort Systems USA	17,886		567,702

Crane	17,148		892,039
EMCOR Group	16,784		845,914
Equifax	5,305		591,507
Fluor	35,466		1,723,648
HD Supply Holdings	72,261	[a]	2,285,615
Hubbell, Cl. B	30,881		3,066,174
Lydall	23,905	[a]	870,620
Milacron Holdings	37,736		555,474
Nordson	10,896		790,287
PGT	61,367	[a]	682,401
Regal Beloit	21,320		1,374,287
Sensata Technologies Holding	10,357	[a]	474,454
Snap-on	11,991		2,064,371
Textron	14,542		620,507
Timken	11,281		363,699
Universal Display	67,304	[a,b]	3,537,498
Xylem	44,132		1,647,006
			32,200,190
Commercial & Professional Services--5.1%
Advisory Board	36,434	[a]	1,961,607
CEB	8,126		627,896
Clean Harbors	45,255	[a]	1,959,089
Copart	17,087	[a]	674,424
Herman Miller	62,387		1,978,292
Huron Consulting Group	9,711	[a]	563,335
Interface	98,204		1,952,296
Kforce	28,140		758,092
Knoll	41,058		914,772
Steelcase, Cl. A	155,403		3,108,060
TrueBlue	70,268	[a]	2,058,150
			16,556,013
Consumer Durables & Apparel--2.2%
Inter Parfums	43,476		1,159,070
Jarden	18,421	[a]	859,892
Kate Spade & Company	32,421	[a]	649,717
Oxford Industries	10,241		695,774
PVH	10,733		979,816
Steven Madden	24,093	[a]	768,567

TiVo	56,871	[a]	511,270
Toll Brothers	16,393	[a]	609,492
Watsco	7,374		937,309
			7,170,907
Consumer Services--3.2%
Cheesecake Factory	48,028		2,263,560
Grand Canyon Education	58,807	[a]	2,329,933
Malibu Boats, Cl. A	42,600	[a]	661,152
Panera Bread, Cl. A	3,530	[a,b]	641,754
Red Robin Gourmet Burgers	10,316	[a]	696,124
Restoration Hardware Holdings	14,495	[a,b]	1,302,666
Service Corporation International	94,614		2,635,000
			10,530,189
Diversified Financials--7.8%
CBOE Holdings	10,571		763,332
E*TRADE Financial	219,310	[a]	6,673,603
FNF Group	124,401		4,459,776
FNFV Group	79,582	[a]	890,523
Intercontinental Exchange	7,931		2,060,791
Leucadia National	192,106		3,396,434
Raymond James Financial	89,303		5,244,765
SLM	248,036	[a]	1,675,483
TD Ameritrade Holding	4,692		171,868
			25,336,575
Energy--2.6%
Archrock	48,469		512,317
Devon Energy	16,098		740,669
Dril-Quip	32,580	[a,b]	2,056,124
Energen	13,313		789,328
Oceaneering International	12,639		552,830
Oil States International	14,554	[a]	461,653
PDC Energy	12,565	[a,b]	709,797
RPC	174,960	[b]	2,318,220
Tesoro	4,450		512,506
			8,653,444
Exchange-Traded Funds--1.4%
iShares Russell 2000 Growth ETF	16,830	[b]	2,470,139
iShares Russell Mid-Cap Growth ETF	20,983	[b]	1,981,215

			4,451,354
Food & Staples Retailing--.6%
Core-Mark Holding Company	13,193		1,125,231
Performance Food Group	19,442		449,693
United Natural Foods	11,438	[a,b]	502,243
			2,077,167
Food, Beverage & Tobacco--.7%
Molson Coors Brewing, Cl. B	5,660		520,890
Snyder's-Lance	26,138	[b]	968,936
WhiteWave Foods	21,582	[a]	876,877
			2,366,703
Health Care Equipment & Services--7.8%
Air Methods	59,474	[a,b]	2,599,014
Align Technology	26,174	[a]	1,746,853
AmerisourceBergen	7,342		724,215
Boston Scientific	50,751	[a]	927,728
Cooper	5,683		831,139
DENTSPLY International	17,797		1,079,566
Endologix	28,445	[a]	289,570
Globus Medical, Cl. A	65,992	[a]	1,790,363
HealthSouth	57,868		2,036,375
HeartWare International	44,263	[a,b]	2,118,427
IMS Health Holdings	31,633	[a]	876,867
Laboratory Corporation of America
Holdings	5,871	[a]	713,561
LDR Holding	22,876	[a]	618,109
LifePoint Health	9,728	[a]	696,622
MEDNAX	63,143	[a]	4,506,516
NxStage Medical	43,523	[a]	849,134
Universal Health Services, Cl. B	13,950		1,695,204
WellCare Health Plans	16,583	[a]	1,367,766
			25,467,029
Insurance--.3%
Primerica	20,629		1,057,030
Materials--2.9%
New Gold	511,823	[a]	1,131,129
Newmont Mining	78,571		1,446,492
Royal Gold	7,030		252,728

Stillwater Mining	17,913	[a,b]	167,666
TimkenSteel	15,722		160,522
Trex	17,954	[a]	777,408
Valspar	46,230		3,905,973
Yamana Gold	748,257		1,571,340
			9,413,258
Media--3.4%
E.W. Scripps, Cl. A	29,256		641,877
HomeAway	38,447	[a]	1,359,486
Houghton Mifflin Harcourt	30,930	[a]	611,177
Lions Gate Entertainment	45,439		1,542,200
Media General	64,608	[a,b]	1,003,362
New York Times, Cl. A	48,091		677,121
Nexstar Broadcasting Group, Cl. A	21,629	[b]	1,267,243
Sinclair Broadcast Group, Cl. A	116,175		4,077,742
			11,180,208
Pharmaceuticals, Biotech & Life Sciences--5.3%
ACADIA Pharmaceuticals	25,393	[a,b]	963,664
Akorn	29,847	[a]	993,905
Alkermes	7,094	[a]	520,416
Anacor Pharmaceuticals	8,415	[a]	982,283
Foamix Parmaceuticals	56,042	[a]	447,776
GW Pharmaceuticals, ADR	31,731	[a]	2,750,760
Halozyme Therapeutics	56,320	[a]	1,002,496
Jazz Pharmaceuticals	5,698	[a]	835,270
Keysight Technologies	50,699		1,562,036
Ligand Pharmaceuticals	13,011	[a,b]	1,393,218
Otonomy	34,500	[a,b]	910,455
Paratek Pharmaceuticals	11,385	[a]	235,328
Pfenex	51,172	[a]	789,072
Retrophin	34,769	[a]	777,087
Revance Therapeutics	11,233	[a]	435,953
Tokai Pharmaceuticals	70,651	[a,b]	812,486
Vertex Pharmaceuticals	8,188	[a]	1,059,200
ZS Pharma	8,115	[a]	730,025
			17,201,430
Real Estate--4.8%
Alexandria Real Estate Equities	18,563	[c]	1,709,467

American Residential Properties	31,911	[c]	558,123
Brixmor Property Group	22,641	[c]	568,515
CBRE Group, Cl. A	30,425	[a]	1,140,025
CyrusOne	17,256	[c]	623,977
EPR Properties	43,703	[c]	2,449,116
Equity Commonwealth	19,935	[a,c]	550,605
Extra Space Storage	12,104	[c]	1,013,710
Healthcare Trust of America, Cl. A	60,857		1,588,976
Kite Realty Group Trust	18,011	[c]	484,676
Physicians Realty Trust	51,436	[c]	823,490
Realogy Holdings	103,412	[a]	4,271,950
			15,782,630
Retailing--4.9%
Casey's General Stores	31,767	[b]	3,693,549
Dick's Sporting Goods	46,449		1,812,904
Guess?	19,851	[b]	390,866
Kirkland's	27,379		402,745
Liberty Interactive, Cl. A	32,653	[a]	864,651
LKQ	125,859	[a]	3,711,582
Sally Beauty Holdings	27,952	[a]	722,839
Staples	122,455		1,478,032
Ulta Salon,Cosmetics & Fragrance	2,530	[a]	422,510
Urban Outfitters	70,994	[a]	1,590,266
Williams-Sonoma	14,436		914,232
			16,004,176
Semiconductors & Semiconductor Equipment--4.7%
Cypress Semiconductor	98,691	[a]	1,067,837
First Solar	8,330	[a]	470,728
Inphi	32,233	[a]	1,036,291
Integrated Device Technology	41,770	[a]	1,171,231
MaxLinear, Cl. A	92,467	[a]	1,618,172
Mellanox Technologies	73,281	[a]	3,293,248
Microsemi	40,424	[a]	1,455,668
Semtech	13,920	[a]	279,792
Skyworks Solutions	7,363		611,276
Teradyne	33,036		686,488
United Microelectronics, ADR	812,451		1,503,034
Veeco Instruments	106,088	[a]	2,169,500

			15,363,265
Software & Services--9.2%
Acxiom	23,260	[a]	532,654
Akamai Technologies	7,432	[a]	428,157
Amdocs	46,039		2,604,426
ANSYS	4,339	[a]	404,438
athenahealth	3,945	[a]	661,774
Booz Allen Hamilton Holdings	27,594		840,237
CACI International, Cl. A	6,423	[a]	643,970
CommVault Systems	9,693	[a]	397,219
comScore	12,593	[a]	530,165
CoreLogic	155,177	[a]	5,719,824
Fidelity National Information
Services	14,322		911,882
FleetMatics Group	13,576	[a]	810,487
Fortinet	50,912	[a]	1,833,850
HealthStream	14,502	[a]	348,338
HubSpot	18,231	[a]	988,303
Infoblox	74,397	[a]	1,118,931
Jack Henry & Associates	27,610		2,191,682
Leidos Holdings	8,000		463,440
LogMeIn	8,568	[a]	611,927
Mentor Graphics	43,422		813,294
Monotype Imaging Holdings	8,256		218,206
Paychex	13,688		742,574
Proofpoint	10,606	[a]	777,526
PTC	13,131	[a]	473,241
Science Applications International	2,152		108,116
SS&C Technologies Holdings	10,940		786,586
Synchronoss Technologies	9,185	[a,b]	361,613
Synopsys	64,515	[a]	3,230,911
VeriFone Systems	18,267	[a]	523,898
			30,077,669
Technology Hardware & Equipment--8.0%
Amphenol, Cl. A	15,049		828,447
Ciena	179,771	[a]	4,501,466
Electronics For Imaging	11,569	[a]	567,807
FEI	27,706		2,216,757

FLIR Systems	84,388		2,578,897
IMAX	51,772	[a]	1,961,123
Ingram Micro, Cl. A	52,679		1,629,361
IPG Photonics	26,193	[a,b]	2,388,540
Lumentum Holdings	43,699		873,980
Mercury Systems	62,459	[a]	1,222,947
Methode Electronics	35,263		1,272,289
National Instruments	80,374		2,523,744
ScanSource	52,944	[a]	2,034,108
Viavi Solutions	218,500	[a]	1,389,660
			25,989,126
Transportation--2.7%
Alaska Air Group	8,291	[b]	661,041
Forward Air	18,485		888,944
Kirby	49,260	[a]	3,182,196
Knight Transportation	89,111		2,363,224
Ryder System	26,568		1,752,425
			8,847,830
Utilities--1.4%
Atmos Energy	12,068		751,957
CMS Energy	19,384		678,828
ITC Holdings	43,559		1,606,456
NiSource	39,151		751,308
Portland General Electric	19,103		705,283
			4,493,832
Total Common Stocks
(cost $292,413,119)			319,667,402

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,545,969)	7,545,969	[d]	7,545,969
Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $8,542,402)	8,542,402 [d]	8,542,402
Total Investments (cost $308,501,490)	102.8%	335,755,773
Liabilities, Less Cash and Receivables	(2.8%)	(9,113,212)
Net Assets	100.0%	326,642,561

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $23,564,364 and the value of the collateral held by the fund was $24,263,367, consisting of cash collateral of $8,542,402 and U.S. Government and Agency securities valued at $15,720,965.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $27,254,283 of which $44,945,441 related to appreciated investment securities and $17,691,158 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.9
Software & Services	9.2
Banks	8.6
Technology Hardware & Equipment	8.0
Health Care Equipment & Services	7.8
Diversified Financials	7.8
Pharmaceuticals, Biotech & Life Sciences	5.3
Commercial & Professional Services	5.1
Money Market Investments	4.9
Retailing	4.9
Real Estate	4.8
Semiconductors & Semiconductor Equipment	4.7
Media	3.4
Consumer Services	3.2
Materials	2.9
Transportation	2.7
Energy	2.6
Consumer Durables & Apparel	2.2

Exchange-Traded Funds	1.4
Utilities	1.4
Food, Beverage & Tobacco	.7
Food & Staples Retailing	.6
Automobiles & Components	.4
Insurance	.3
102.8

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	305,040,399	-	-	305,040,399
Equity Securities - Foreign Common Stocks†	10,175,649	-	-	10,175,649
Exchange-Traded Funds	4,451,354	-	-	4,451,354
Mutual Funds	16,088,371	-	-	16,088,371

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2015 (Unaudited)

Common Stocks--65.3%	Shares		Value ($)
Automobiles & Components--.3%
BorgWarner	1,040		44,398
Delphi Automotive	655		57,561
Ford Motor	29,723		425,931
General Motors	1,590		57,558
Harley-Davidson	2,229		109,043
Johnson Controls	12,974		596,804
			1,291,295
Banks--3.2%
Bank of America	292,214		5,093,290
BB&T	10,767		415,822
Citigroup	22,140		1,197,553
Fifth Third Bancorp	3,234		66,847
JPMorgan Chase & Co.	36,869		2,458,425
M&T Bank	630		78,958
PNC Financial Services Group	8,931		853,000
SunTrust Banks	1,700		73,814
U.S. Bancorp	8,742		383,686
Wells Fargo & Co.	50,587		2,787,344
			13,408,739
Capital Goods--5.8%
3M	22,439		3,513,499
Allegion	2,996		201,361
Boeing	12,571		1,828,452
Caterpillar	3,140	[b]	228,121
Cummins	1,926	[b]	193,313
Danaher	4,112		396,356
Deere & Co.	861	[b]	68,510
Donaldson	11,110		348,854
Dover	5,199	[b]	342,614
Eaton	50,156		2,917,073
Emerson Electric	8,050		402,500

Fastenal	9,960	[b]	404,177
Flowserve	15,430		713,483
Fluor	5,490		266,814
General Dynamics	2,421		354,580
General Electric	87,870		2,630,828
Honeywell International	29,341		3,049,997
Illinois Tool Works	22,220		2,088,236
Ingersoll-Rand	7,570		444,132
Lockheed Martin	1,964		430,430
MSC Industrial Direct, Cl. A	4,237		261,423
Northrop Grumman	1,146		213,569
PACCAR	4,027		209,243
Parker Hannifin	612		64,052
Precision Castparts	895		207,228
Raytheon	5,885		729,917
Rockwell Collins	5,228		484,531
Stanley Black & Decker	653		71,281
Toro	6,820		525,617
United Technologies	5,721		549,502
W.W. Grainger	1,020	[b]	204,551
Xylem	2,698		100,689
			24,444,933
Commercial & Professional Services--.2%
ADT	1,600	[b]	56,752
Robert Half International	3,325		170,173
Tyco International	5,399		190,639
Waste Management	9,074		487,909
			905,473
Consumer Durables & Apparel--.8%
Leggett & Platt	5,590		260,494
Lennar, Cl. A	8,785	b	449,880
NIKE, Cl. B	15,159		2,005,233
PulteGroup	6,040		117,659
VF	5,240		339,028
			3,172,294
Consumer Services--1.6%
Carnival	2,398		121,171
Chipotle Mexican Grill	620	[a]	359,321

McDonald's	9,551		1,090,342
Starbucks	30,938		1,899,284
Starwood Hotels & Resorts
Worldwide	1,895	[c]	136,137
Wyndham Worldwide	5,080		385,674
Yum! Brands	37,957		2,752,262
			6,744,191
Diversified Financials--4.2%
American Express	4,839		346,666
Ameriprise Financial	3,382		381,997
Berkshire Hathaway, Cl. B	18,662	[a]	2,502,388
BlackRock	863		313,890
Capital One Financial	47,478		3,727,498
Charles Schwab	12,266		413,487
CME Group	5,075		495,574
Discover Financial Services	5,797		329,038
Goldman Sachs Group	3,469		659,179
H&R Block	2,640		96,862
Intercontinental Exchange	14,599		3,793,404
Invesco	89,325		3,009,359
Legg Mason	6,695		297,124
McGraw-Hill Financial	2,118		204,323
Moody's	720		74,246
Morgan Stanley	9,425		323,277
State Street	8,606		624,623
T. Rowe Price Group	571		43,482
			17,636,417
Energy--4.8%
Anadarko Petroleum	2,121		127,048
Baker Hughes	4,240		229,257
Cabot Oil & Gas	1,160		21,843
Chesapeake Energy	18,695	[b]	98,523
Chevron	13,654		1,246,883
Columbia Pipeline Group	10,190		195,342
ConocoPhillips	4,856	[b]	262,467
CONSOL Energy	9,735	[b]	76,712
Diamond Offshore Drilling	7,055	[b]	159,655
Ensco, Cl. A	6,695		114,618

EOG Resources	15,217		1,269,554
EQT	1,940		111,007
Exxon Mobil	34,414		2,810,247
Halliburton	69,003		2,749,770
Hess	3,680		217,120
Kinder Morgan	6,432		151,602
Marathon Oil	4,792		83,908
Marathon Petroleum	52,466		3,064,539
Newfield Exploration	3,530	[a]	135,058
Noble Energy	51		1,870
Occidental Petroleum	7,564		571,763
ONEOK	5,410		159,487
Phillips 66	8,533		781,025
Pioneer Natural Resources	585		84,679
Schlumberger	14,292		1,102,628
Southwestern Energy	6,475	[a]	58,340
Spectra Energy	7,787		204,019
Tesoro	2,130		245,312
Transocean	12,245	[b]	175,838
Valero Energy	47,258		3,395,960
Williams	12,569		459,523
			20,365,597
Food & Staples Retailing--1.0%
Costco Wholesale	4,333		699,433
CVS Health	14,204		1,336,454
Kroger	15,092		568,365
Sysco	1,650	[b]	67,815
Wal-Mart Stores	10,832		637,355
Walgreens Boots Alliance	10,617		892,147
			4,201,569
Food, Beverage & Tobacco--4.1%
Altria Group	15,089		869,126
Archer-Daniels-Midland	7,790		284,257
Coca-Cola	28,145		1,199,540
Constellation Brands, Cl. A	22,055		3,093,434
General Mills	6,450		372,552
Hershey	1,576		136,025
Kraft Heinz	6,351		468,005

McCormick & Co.	3,022		259,650
Mead Johnson Nutrition	2,347		189,145
Molson Coors Brewing, Cl. B	4,680		430,700
Mondelez International, Cl. A	24,915		1,087,789
Monster Beverage	755	[a]	116,731
PepsiCo	46,391		4,646,523
Philip Morris International	41,079		3,589,894
Reynolds American	6,818		315,332
Tyson Foods, Cl. A	1,390		69,500
			17,128,203
Health Care Equipment & Services--2.7%
Abbott Laboratories	12,063		541,870
Aetna	3,693		379,456
AmerisourceBergen	2,496		246,205
Anthem	2,774		361,674
Baxter International	1,585		59,675
Becton Dickinson & Co.	3,380		507,845
Boston Scientific	21,064	[a]	385,050
C.R. Bard	6,044		1,129,140
Cardinal Health	1,135		98,575
Cerner	7,670	[a]	457,132
Cigna	2,998		404,670
Express Scripts Holding	7,208	[a]	616,140
Humana	2,671		450,491
Intuitive Surgical	1,549	[a]	805,511
Laboratory Corporation of America
Holdings	2,119	[a]	257,543
McKesson	2,759		522,417
Medtronic	8,775		661,108
ResMed	12,027	[b]	716,448
St. Jude Medical	2,716		171,380
Stryker	6,651		641,555
Tenet Healthcare	2,170	[a]	72,022
UnitedHealth Group	12,269		1,382,839
Varian Medical Systems	4,769	[a]	385,240
			11,253,986
Household & Personal Products--1.0%
Clorox	2,630		326,909

Colgate-Palmolive	16,953	1,113,473
Estee Lauder, Cl. A	6,705	564,025
Kimberly-Clark	4,350	518,302
Procter & Gamble	21,046	1,575,083
		4,097,792
Insurance--1.9%
ACE	739	84,874
Aflac	1,080	70,459
Allstate	5,750	360,870
American International Group	16,360	1,040,169
Aon	6,321	598,852
Chubb	711	92,807
Cincinnati Financial	1,410	86,165
Hartford Financial Services Group	76,810	3,505,608
Lincoln National	3,356	184,546
Marsh & McLennan	7,356	406,787
MetLife	14,502	740,907
Prudential Financial	1,376	119,093
Travelers	5,371	615,355
		7,906,492
Materials--2.1%
Air Products & Chemicals	3,778	517,170
Dow Chemical	61,971	3,230,548
E.I. du Pont de Nemours & Co.	9,011	606,801
Ecolab	6,975	831,141
FMC	7,850	337,314
International Paper	1,354	56,638
LyondellBasell Industries, Cl. A	3,425	328,183
Monsanto	8,606	818,947
Nucor	1,070	44,351
PPG Industries	5,672	599,757
Praxair	5,862	661,234
Sherwin-Williams	1,290	356,130
Vulcan Materials	4,154	426,491
		8,814,705
Media--2.3%
CBS, Cl. B	2,424	122,364
Comcast, Cl. A	91,531	5,570,577

Discovery Communications, Cl. A	1,955	[a,b]	60,879
Discovery Communications, Cl. C	1,070	[a]	31,651
News Corp., Cl. A	1,201		17,234
Omnicom Group	820	[b]	60,614
Time Warner	9,092		636,258
Time Warner Cable	3,688		681,432
Twenty-First Century Fox, Cl. A	12,061		355,920
Viacom, Cl. B	1,308		65,125
Walt Disney	20,268		2,299,810
			9,901,864
Pharmaceuticals, Biotech & Life Sciences--7.1%
AbbVie	56,158		3,265,588
Agilent Technologies	2,010		84,058
Alexion Pharmaceuticals	1,150	[a]	205,206
Allergan	9,510	[a]	2,985,094
Amgen	8,210		1,322,631
Baxalta	1,735		59,649
Biogen	3,975	[a]	1,140,269
Bristol-Myers Squibb	17,472		1,170,799
Celgene	32,446	[a]	3,551,215
Eli Lilly & Co.	9,816		805,305
Gilead Sciences	21,673		2,296,471
Johnson & Johnson	77,976		7,894,290
Merck & Co.	33,351		1,767,937
Mettler-Toledo International	1,520	[a]	521,026
Pfizer	65,538		2,147,680
Regeneron Pharmaceuticals	252	[a]	137,214
Thermo Fisher Scientific	5,530		765,352
			30,119,784
Real Estate--1.0%
American Tower	2,360	[c]	234,537
AvalonBay Communities	3,329	[c]	605,179
Care Capital Properties	702		22,218
CBRE Group, Cl. A	7,400	[a]	277,278
Crown Castle International	2,870	[c]	246,562
Equity Residential	7,217	[c]	576,061
General Growth Properties	10,720	[c]	273,038
HCP	3,795	[b,c]	134,836

Host Hotels & Resorts	11,268	[c]	187,049
Iron Mountain	5,590	[c]	155,290
Kimco Realty	16,900	[c]	440,921
Macerich	1,470	[c]	114,880
Plum Creek Timber	5,600	[c]	284,536
Prologis	1,560	[c]	66,690
Simon Property Group	1,672	[c]	311,393
Ventas	2,810	[c]	149,885
Weyerhaeuser	5,510	[c]	177,257
			4,257,610
Retailing--3.7%
Amazon.com	7,884	[a]	5,241,283
Bed Bath & Beyond	208	[a,b]	11,340
Dollar Tree	5,429	[a]	409,672
eBay	2,742	[a]	81,136
Genuine Parts	3,184		288,566
Home Depot	15,671		2,098,033
L Brands	2,529	[b]	241,292
Lowe's	44,432		3,403,491
Macy's	7,099		277,429
Netflix	3,234	[a]	398,849
O'Reilly Automotive	1,734	[a]	457,551
Priceline Group	538	[a]	671,881
Ross Stores	4,588		238,622
Target	1,870		135,575
The TJX Companies	22,067		1,557,930
Tractor Supply	3,316		296,285
			15,808,935
Semiconductors & Semiconductor Equipment--1.6%
Analog Devices	1,503		92,630
Applied Materials	11,620		218,107
Avago Technologies	21,030		2,743,363
Intel	51,877		1,803,763
Lam Research	4,510		352,682
Micron Technology	5,630	[a]	89,686
NVIDIA	20,885		662,472
Texas Instruments	13,759		799,673
Xilinx	1,834		91,131

			6,853,507
Software & Services--9.4%
Accenture, Cl. A	5,925		635,278
Adobe Systems	13,302	[a]	1,216,601
Alphabet, Cl. A	3,689	[a]	2,814,154
Alphabet, Cl. C	3,700	[a]	2,747,620
Autodesk	6,095	[a]	386,850
Automatic Data Processing	11,562		997,338
Cognizant Technology Solutions,
Cl. A	12,832	[a]	828,691
Facebook, Cl. A	55,795	[a]	5,816,071
Fiserv	4,612	[a]	443,859
International Business Machines	6,317		880,716
Intuit	2,117		212,123
Jack Henry & Associates	5,970		473,899
MasterCard, Cl. A	16,293		1,595,411
Microsoft	136,338		7,409,970
Oracle	39,030		1,520,999
Paychex	18,844		1,022,287
PayPal Holdings	2,742		96,683
salesforce.com	55,663	[a]	4,435,784
ServiceNow	38,160	[a]	3,320,302
Visa, Cl. A	22,120		1,747,701
Western Union	4,157		78,401
Xerox	27,960		294,978
Yahoo!	16,582	[a]	560,637
			39,536,353
Technology Hardware & Equipment--3.7%
Amphenol, Cl. A	15,584		857,899
Apple	56,538		6,688,445
Cisco Systems	67,422		1,837,250
Corning	20,990		393,143
EMC	6,937		175,784
Hewlett-Packard Enterprise	21,518		319,757
HP	21,518		269,836
Motorola Solutions	768		55,127
Palo Alto Networks	20,525	[a]	3,845,154
QUALCOMM	15,072		735,363

SanDisk	3,190		235,645
Seagate Technology	5,890	[b]	211,687
Western Digital	2,160		134,806
			15,759,896
Telecommunication Services--.9%
AT&T	37,963		1,278,214
Frontier Communications	73,075		364,644
TE Connectivity	6,405		429,711
Verizon Communications	35,760		1,625,292
			3,697,861
Transportation--.9%
CSX	13,358		379,768
Delta Air Lines	3,995		185,608
Expeditors International of
Washington	9,840		477,634
FedEx	2,998		475,303
Norfolk Southern	4,842		460,281
Ryder System	1,665		109,823
Southwest Airlines	11,105		509,497
Union Pacific	7,746		650,277
United Parcel Service, Cl. B	5,163		531,841
			3,780,032
Utilities--1.0%
AGL Resources	1,550		96,983
American Electric Power	2,915		163,269
CenterPoint Energy	13,600		230,520
CMS Energy	10,336		361,967
Dominion Resources	4,433		298,651
DTE Energy	660		53,123
Duke Energy	2,761		187,085
Eversource Energy	9,415		479,694
Exelon	10,980		299,864
NextEra Energy	5,805		579,687
NiSource	10,190		195,546
NRG Energy	9,065		112,043
Pinnacle West Capital	1,425		90,288
SCANA	1,735		102,608
Sempra Energy	5,285		524,431

Southern	1,463		65,162
Xcel Energy	14,385		512,969
			4,353,890
Total Common Stocks
(cost $186,500,933)			275,441,418

Other Investment--34.6%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	5,209,127	[d]	46,725,868
Dreyfus Institutional Preferred
Plus Money Market Fund	1,581,199	[e]	1,581,199
Dreyfus Research Growth Fund, Cl. Y	3,353,112	[d]	49,827,251
Dreyfus Strategic Value Fund, Cl. Y	1,193,114	[d]	48,142,162
Total Other Investment
(cost $130,077,395)			146,276,480
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $772,871)	772,871	[e]	772,871
Total Investments (cost $317,351,199)	100.1%		422,490,769
Liabilities, Less Cash and Receivables	(.1%)		(519,655)
Net Assets	100.0%		421,971,114

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $3,991,833 and the value of the collateral held by the fund was $4,067,322, consisting of cash collateral of $772,871 and U.S. Government and
Agency securities valued at $3,294,450.
c Investment in real estate investment trust.
d Investment in affiliated mutual fund.
e Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $105,139,570 of which $106,591,688 related to appreciated investment securities and $1,452,118 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Mutual Funds: Domestic	34.3
Software & Services	9.4
Pharmaceuticals, Biotech & Life Sciences	7.1
Capital Goods	5.8
Energy	4.8
Diversified Financials	4.2
Food, Beverage & Tobacco	4.1
Retailing	3.7
Technology Hardware & Equipment	3.7
Banks	3.2
Health Care Equipment & Services	2.7
Media	2.3
Materials	2.1
Insurance	1.9
Consumer Services	1.6
Semiconductors & Semiconductor Equipment	1.6
Food & Staples Retailing	1.0
Household & Personal Products	1.0
Real Estate	1.0
Utilities	1.0
Telecommunication Services	.9
Transportation	.9
Consumer Durables & Apparel	.8
Money Market Investments	.5
Automobiles & Components	.3
Commercial & Professional Services	.2
100.1

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	272,583,437	-	-	272,583,437
Equity Securities - Foreign Common Stocks†	2,857,981	-	-	2,857,981
Mutual Funds	147,049,351	-	-	147,049,351

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Patrick Crowe
Patrick Crowe
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Crowe
Patrick Crowe
President

Date:	January 20, 2016

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 20, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)